SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 92.9%	Shares	Value
Consumer Discretionary - 7.6%
Automobiles & Components - 1.8%
Harley-Davidson, Inc.	228,695	$9,170,670

Consumer Durables & Apparel - 1.4%
Gildan Activewear, Inc. (Canada)	107,351	3,291,382
Under Armour, Inc. - Class A (a)	187,810	4,161,869
		7,453,251
Consumer Services - 3.2%
Papa John’s International, Inc.	15,708	1,392,357
Six Flags Entertainment Corp. (a)	329,034	15,290,210
		16,682,567
Retailing - 1.2%
Quotient Technology, Inc. (a)	372,070	6,079,624

Consumer Staples - 8.6%
Food, Beverage & Tobacco - 5.5%
Hain Celestial Group, Inc. (The) (a)	505,720	22,049,392
TreeHouse Foods, Inc. (a)	122,538	6,401,385
		28,450,777
Household & Personal Products - 3.1%
Coty, Inc. - Class A (a)	1,444,457	13,014,557
Inter Parfums, Inc.	42,547	3,017,859
		16,032,416
Energy - 2.9%
Energy - 2.9%
Dril-Quip, Inc. (a)	162,576	5,402,400
Helmerich & Payne, Inc.	116,717	3,146,690
NexTier Oilfield Solutions, Inc. (a)	349,423	1,299,854
PDC Energy, Inc. (a)	150,484	5,176,650
		15,025,594
Financials - 13.7%
Banks - 13.3%
Community Bank System, Inc.	66,889	5,131,724
Enterprise Financial Services Corp.	85,111	4,207,888
First Busey Corp.	125,975	3,231,259

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.9% (Continued)	Shares	Value
Financials - 13.7% (Continued)
Banks - 13.3% (Continued)
Glacier Bancorp, Inc.	95,245	$5,436,585
Investors Bancorp, Inc.	251,233	3,690,613
Lakeland Financial Corp.	95,791	6,627,779
National Bank Holdings Corp. - Class A	187,767	7,450,594
Renasant Corp.	130,760	5,410,849
Seacoast Banking Corp. of Florida (a)	201,082	7,287,212
Umpqua Holdings Corp.	456,172	8,005,819
United Community Banks, Inc.	230,001	7,847,634
WesBanco, Inc.	123,375	4,448,902
		68,776,858
Insurance - 0.4%
eHealth, Inc. (a)	26,174	1,903,635

Health Care - 10.8%
Health Care Equipment & Services - 10.5%
AngioDynamics, Inc. (a)	97,056	2,271,110
Chembio Diagnostics, Inc. (a)	156,559	549,522
Evolent Health, Inc. - Class A (a)	135,754	2,742,231
Haemonetics Corp. (a)	5,825	646,633
ICU Medical, Inc. (a)	30,524	6,270,851
Magellan Health, Inc. (a)	180,069	16,789,634
MEDNAX, Inc. (a)	150,055	3,821,901
Orthofix Medical, Inc. (a)	460,838	19,977,327
Surmodics, Inc. (a)	14,729	825,855
		53,895,064
Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
Alkermes PLC (Ireland) (a)	89,566	1,673,093

Industrials - 19.7%
Capital Goods - 17.8%
AAR Corp.	143,868	5,992,102
Astec Industries, Inc.	70,113	5,287,922
AZZ, Inc.	134,193	6,756,618
Beacon Roofing Supply, Inc. (a)	60,959	3,189,375
CIRCOR International, Inc. (a)	137,523	4,788,551

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.9% (Continued)	Shares	Value
Industrials - 19.7% (Continued)
Capital Goods - 17.8% (Continued)
Columbus McKinnon Corp.	89,749	$4,735,157
EnerSys	109,643	9,955,584
Quanex Building Products Corp.	213,773	5,607,266
Regal Beloit Corp.	146,304	20,874,655
REV Group, Inc.	411,108	7,876,829
SPX Corp. (a)	223,562	13,026,958
Sterling Construction Co., Inc. (a)	174,740	4,053,968
		92,144,985
Commercial & Professional Services - 1.9%
Huron Consulting Group, Inc. (a)	49,620	2,499,856
KBR, Inc.	51,285	1,968,831
SP Plus Corp. (a)	157,013	5,148,456
		9,617,143
Information Technology - 14.0%
Software & Services - 5.3%
Box, Inc. - Class A (a)	234,256	5,378,518
Conduent, Inc. (a)	600,125	3,996,833
CSG Systems International, Inc.	67,201	3,016,653
Progress Software Corp.	338,708	14,923,474
		27,315,478
Technology Hardware & Equipment - 8.7%
FARO Technologies, Inc. (a)	161,240	13,958,547
NCR Corp. (a)	736,672	27,956,702
Sierra Wireless, Inc. (Canada) (a)	214,917	3,174,324
		45,089,573
Materials - 6.7%
Materials - 6.7%
Coeur Mining, Inc. (a)	105,586	953,441
Commercial Metals Co.	63,082	1,945,449
Compass Minerals International, Inc.	115,715	7,257,645
Element Solutions, Inc.	186,714	3,414,999
Ferro Corp. (a)	166,026	2,799,198
Glatfelter Corp.	421,898	7,235,551
Pretium Resources, Inc. (Canada) (a)	117,181	1,215,167
Schnitzer Steel Industries, Inc. - Class A	75,140	3,140,101

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.9% (Continued)	Shares	Value
Materials - 6.7% (Continued)
Materials - 6.7% (Continued)
Silgan Holdings, Inc.	131,084	$5,509,460
Summit Materials, Inc. - Class A (a)	31,652	886,889
		34,357,900
Real Estate - 5.2%
Real Estate - 5.2%
Cousins Properties, Inc.	52,221	1,846,012
Empire State Realty Trust, Inc. - Class A	259,128	2,884,095
Equity Commonwealth	684,080	19,017,424
Physicians Realty Trust	190,130	3,359,597
		27,107,128
Utilities - 3.7%
Utilities - 3.7%
ALLETE, Inc.	73,546	4,941,556
California Water Service Group	64,704	3,645,423
New Jersey Resources Corp.	121,918	4,860,871
PNM Resources, Inc.	113,155	5,550,253
		18,998,103

Investments at Value - 92.9% (Cost $342,116,176)		$479,773,859

Other Assets in Excess of Liabilities - 7.1%		36,548,348

Net Assets - 100.0%		$516,322,207

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Communication Services - 3.6%
Media & Entertainment - 2.0%
Eventbrite, Inc. - Class A (a)	79,494	$1,761,587
New York Times Co. (The) - Class A	21,904	1,108,780
		2,870,367
Telecommunication Services - 1.6%
Cogent Communications Holdings, Inc.	31,781	2,185,262

Consumer Discretionary - 11.2%
Automobiles & Components - 1.1%
Fox Factory Holding Corp. (a)	11,937	1,516,715

Consumer Durables & Apparel - 1.4%
Callaway Golf Co.	71,246	1,905,830

Consumer Services - 6.8%
Bright Horizons Family Solutions, Inc. (a)	23,653	4,055,307
Churchill Downs, Inc.	14,034	3,191,612
Shake Shack, Inc. - Class A (a)	9,573	1,079,547
Wingstop, Inc.	10,537	1,339,991
		9,666,457
Retailing - 1.9%
Ollie’s Bargain Outlet Holdings, Inc. (a)	15,200	1,322,400
Revolve Group, Inc. (a)	30,947	1,390,449
		2,712,849
Consumer Staples - 0.5%
Food, Beverage & Tobacco - 0.5%
Simply Good Foods Co. (The) (a)	24,618	748,879

Financials - 10.4%
Banks - 1.3%
Bank OZK	17,713	723,576
Eagle Bancorp, Inc.	22,610	1,203,078
		1,926,654
Diversified Financials - 4.7%
Evercore, Inc. - Class A	8,786	1,157,468

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Financials - 10.4% (Continued)
Diversified Financials - 4.7% (Continued)
Focus Financial Partners, Inc. - Class A (a)	24,289	$1,010,908
Hamilton Lane, Inc. - Class A	15,915	1,409,432
Houlihan Lokey, Inc.	15,148	1,007,494
LendingTree, Inc. (a)	4,414	940,182
StepStone Group, Inc. - Class A	29,992	1,057,818
		6,583,302
Insurance - 4.4%
Goosehead Insurance, Inc. - Class A	27,339	2,930,194
Palomar Holdings, Inc. (a)	20,493	1,373,851
Trupanion, Inc. (a)	25,263	1,925,293
		6,229,338
Health Care - 23.7%
Health Care Equipment & Services - 14.3%
Addus HomeCare Corp. (a)	17,536	1,834,090
Amedisys, Inc. (a)	11,352	3,005,896
Cardiovascular Systems, Inc. (a)	28,182	1,080,498
Castle Biosciences, Inc. (a)	20,255	1,386,657
CONMED Corp.	19,032	2,485,389
Globus Medical, Inc. - Class A (a)	33,676	2,076,799
Inspire Medical Systems, Inc. (a)	12,656	2,619,665
Integra LifeSciences Holdings Corp. (a)	17,051	1,178,054
LivaNova PLC (United Kingdom) (a)	11,589	854,457
Omnicell, Inc. (a)	18,174	2,360,257
Silk Road Medical, Inc. (a)	26,880	1,361,472
		20,243,234
Pharmaceuticals, Biotechnology & Life Sciences - 9.4%
Adaptive Biotechnologies Corp. (a)	28,598	1,151,355
Amicus Therapeutics, Inc. (a)	56,006	553,339
Blueprint Medicines Corp. (a)	12,124	1,178,817
Fate Therapeutics, Inc. (a)	18,232	1,503,228
NanoString Technologies, Inc. (a)	18,873	1,240,145
Natera, Inc. (a)	23,709	2,407,412
Pacira BioSciences, Inc. (a)	15,946	1,117,655
PRA Health Sciences, Inc. (a)	10,133	1,553,693
Turning Point Therapeutics, Inc. (a)	14,896	1,409,013

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Health Care - 23.7% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 9.4% (Continued)
Xencor, Inc. (a)	26,211	$1,128,646
		13,243,303
Industrials - 18.0%
Capital Goods - 10.0%
AeroVironment, Inc. (a)	10,295	1,194,838
Ameresco, Inc. - Class A (a)	30,372	1,476,990
Azek Co., Inc. - Class A (a)	17,207	723,554
Hexcel Corp. (a)	30,762	1,722,672
John Bean Technologies Corp.	10,274	1,369,935
Kratos Defense & Security Solutions, Inc. (a)	54,889	1,497,372
Mercury Systems, Inc. (a)	15,946	1,126,585
Proto Labs, Inc. (a)	5,018	610,942
TPI Composites, Inc. (a)	34,648	1,955,187
Trex Co., Inc. (a)	26,780	2,451,441
		14,129,516
Commercial & Professional Services - 6.6%
ASGN, Inc. (a)	14,476	1,381,589
Huron Consulting Group, Inc. (a)	23,685	1,193,250
Montrose Environmental Group, Inc. (a)	7,118	357,252
Ritchie Bros. Auctioneers, Inc. (Canada)	26,561	1,555,147
Tetra Tech, Inc.	17,803	2,416,223
Upwork, Inc. (a)	53,115	2,377,959
		9,281,420
Transportation - 1.4%
Saia, Inc. (a)	8,637	1,991,520

Information Technology - 22.2%
Semiconductors & Semiconductor Equipment - 6.4%
Impinj, Inc. (a)	23,768	1,351,686
Onto Innovation, Inc. (a)	30,741	2,019,991
Power Integrations, Inc.	18,137	1,477,803
Silicon Laboratories, Inc. (a)	17,374	2,450,950

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Information Technology - 22.2% (Continued)
Semiconductors & Semiconductor Equipment - 6.4% (Continued)
SiTime Corp. (a)	18,176	$1,792,154
		9,092,584
Software & Services - 14.8%
Anaplan, Inc. (a)	36,346	1,957,232
Asana, Inc. (a)	52,473	1,499,678
Endava PLC ADR (United Kingdom) (a)	32,674	2,767,161
Envestnet, Inc. (a)	26,366	1,904,416
Everbridge, Inc. (a)	12,908	1,564,191
Globant S.A. (Luxembourg) (a)	17,029	3,535,391
MAXIMUS, Inc.	21,805	1,941,517
nCino, Inc. (a)	15,861	1,058,246
RealPage, Inc. (a)	12,213	1,064,974
Shift4 Payments, Inc. - Class A (a)	26,286	2,155,715
Sprout Social, Inc. (a)	24,278	1,402,297
		20,850,818
Technology Hardware & Equipment - 1.0%
Novanta, Inc. (Canada) (a)	10,636	1,402,782

Materials - 4.0%
Materials - 4.0%
Avient Corp.	30,098	1,422,732
Ingevity Corp. (a)	19,815	1,496,627
Innospec, Inc.	9,450	970,421
Livent Corp. (a)	100,031	1,732,537
		5,622,317

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Real Estate - 3.2%
Real Estate - 3.2%
Americold Realty Trust	27,504	$1,058,079
QTS Realty Trust, Inc. - Class A	29,927	1,856,671
Terreno Realty Corp.	27,640	1,596,763
		4,511,513

Investments at Value - 96.8% (Cost $97,012,446)		$136,714,660

Other Assets in Excess of Liabilities - 3.2%		4,510,266

Net Assets - 100.0%		$141,224,926

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Value
Consumer Discretionary - 12.4%
Automobiles & Components - 2.9%
Dorman Products, Inc. (a)	3,737	$383,566
Fox Factory Holding Corp. (a)	2,804	356,276
Harley-Davidson, Inc.	12,575	504,257
Stoneridge, Inc. (a)	10,996	349,783
		1,593,882
Consumer Durables & Apparel - 6.5%
Capri Holdings, Ltd. (Virgin Islands British) (a)	16,358	834,258
Gildan Activewear, Inc. (Canada)	17,823	546,453
Steven Madden, Ltd.	10,822	403,228
Tapestry, Inc. (a)	16,023	660,308
Under Armour, Inc. - Class A (a)	19,267	426,957
Universal Electronics, Inc. (a)	11,794	648,316
		3,519,520
Consumer Services - 1.1%
Churchill Downs, Inc.	2,572	584,924

Retailing - 1.9%
Core-Mark Holding Co., Inc.	9,083	351,421
Five Below, Inc. (a)	3,690	704,015
		1,055,436
Consumer Staples - 5.4%
Food, Beverage & Tobacco - 4.7%
Hain Celestial Group, Inc. (The) (a)	30,960	1,349,856
J & J Snack Foods Corp.	5,529	868,219
TreeHouse Foods, Inc. (a)	6,417	335,224
		2,553,299
Household & Personal Products - 0.7%
Inter Parfums, Inc.	5,090	361,034

Energy - 1.4%
Energy - 1.4%
Devon Energy Corp.	20,992	458,675
PDC Energy, Inc. (a)	9,528	327,763
		786,438

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
Financials - 9.1%
Banks - 9.1%
Ameris Bancorp	14,275	$749,580
Glacier Bancorp, Inc.	13,055	745,179
Lakeland Financial Corp.	10,789	746,491
Seacoast Banking Corp. of Florida (a)	23,304	844,537
South State Corp.	8,642	678,484
United Bankshares, Inc.	15,630	603,006
United Community Banks, Inc.	16,952	578,402
		4,945,679
Health Care - 15.1%
Health Care Equipment & Services - 8.6%
Amedisys, Inc. (a)	2,896	766,832
Encompass Health Corp.	7,209	590,417
Globus Medical, Inc. - Class A (a)	10,106	623,237
Haemonetics Corp. (a)	3,153	350,015
Heska Corp. (a)	2,207	371,791
Insulet Corp. (a)	2,858	745,709
Integra LifeSciences Holdings Corp. (a)	8,638	596,799
Orthofix Medical, Inc. (a)	14,134	612,709
		4,657,509
Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
Bio-Rad Laboratories, Inc. - Class A (a)	617	352,412
Bio-Techne Corp.	2,297	877,293
Horizon Therapeutics PLC (a)	12,033	1,107,518
Medpace Holdings, Inc. (a)	2,594	425,546
NeoGenomics, Inc. (a)	11,627	560,770
Veracyte, Inc. (a)	4,395	236,231
		3,559,770
Industrials - 24.4%
Capital Goods - 18.7%
AAR Corp.	12,010	500,217
BWX Technologies, Inc.	7,834	516,574
Carlisle Cos., Inc.	3,527	580,474
Columbus McKinnon Corp.	9,173	483,967

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
Industrials - 24.4% (Continued)
Capital Goods - 18.7% (Continued)
EnerSys	9,205	$835,814
EnPro Industries, Inc.	5,886	501,899
ITT, Inc.	8,682	789,281
Masonite International Corp. (Canada) (a)	3,990	459,808
RBC Bearings, Inc. (a)	1,150	226,285
Regal Beloit Corp.	7,335	1,046,558
Rexnord Corp.	17,951	845,313
SPX Corp. (a)	9,050	527,343
Standex International Corp.	8,058	770,103
Timken Co. (The)	12,006	974,527
UFP Industries, Inc.	14,142	1,072,529
		10,130,692
Commercial & Professional Services - 2.4%
Casella Waste Systems, Inc. - Class A (a)	8,472	538,565
KBR, Inc.	12,791	491,046
Tetra Tech, Inc.	2,166	293,970
		1,323,581
Transportation - 3.3%
Allegiant Travel Co. (a)	2,931	715,340
Forward Air Corp.	4,792	425,578
Hub Group, Inc. - Class A (a)	9,490	638,487
		1,779,405
Information Technology - 19.9%
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Energy Industries, Inc.	3,936	429,693
CMC Materials, Inc.	4,893	865,034
Silicon Laboratories, Inc. (a)	5,716	806,356
Veeco Instruments, Inc. (a)	28,297	586,880
		2,687,963
Software & Services - 10.2%
Anaplan, Inc. (a)	7,614	410,014
BlackLine, Inc. (a)	3,988	432,299
Endava PLC ADR (United Kingdom) (a)	9,846	833,858
Five9, Inc. (a)	3,745	585,456
Model N, Inc. (a)	12,939	455,841

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
Information Technology - 19.9% (Continued)
Software & Services - 10.2% (Continued)
Pegasystems, Inc.	8,807	$1,006,992
Talend S.A. ADR (France) (a)	10,358	659,183
WNS Holdings, Ltd. ADR (Jersey) (a)	11,162	808,575
Workiva, Inc. (a)	3,799	335,300
		5,527,518
Technology Hardware & Equipment - 4.8%
FARO Technologies, Inc. (a)	4,049	350,522
NCR Corp. (a)	17,360	658,812
Pure Storage, Inc. - Class A (a)	31,319	674,611
Rogers Corp. (a)	4,896	921,476
		2,605,421
Materials - 5.1%
Materials - 5.1%
Berry Global Group, Inc. (a)	11,809	725,073
Compass Minerals International, Inc.	7,106	445,688
Element Solutions, Inc.	52,511	960,426
Ferro Corp. (a)	20,450	344,787
Ingevity Corp. (a)	3,900	294,567
		2,770,541

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
Real Estate - 2.3%
Real Estate - 2.3%
Cousins Properties, Inc.	16,228	$573,660
Equity Commonwealth	23,504	653,411
		1,227,071

Investments at Value - 95.1% (Cost $34,377,285)		$51,669,683

Other Assets in Excess of Liabilities - 4.9%		2,665,522

Net Assets - 100.0%		$54,335,205

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Communication Services - 6.7%
Media & Entertainment - 6.7%
Alphabet, Inc. - Class C (a)	3,143	$6,501,704
Cable One, Inc.	1,814	3,316,645
Comcast Corp. - Class A	45,904	2,483,866
		12,302,215
Consumer Discretionary - 13.6%
Consumer Durables & Apparel - 2.6%
Capri Holdings, Ltd. (Virgin Islands British) (a)	52,351	2,669,901
VF Corp.	27,102	2,165,992
		4,835,893
Consumer Services - 2.4%
Bright Horizons Family Solutions, Inc. (a)	12,637	2,166,613
Darden Restaurants, Inc.	16,374	2,325,108
		4,491,721
Retailing - 8.6%
Amazon.com, Inc. (a)	2,098	6,491,380
Home Depot, Inc. (The)	8,111	2,475,883
O’Reilly Automotive, Inc. (a)	4,695	2,381,539
TJX Cos., Inc. (The)	67,289	4,451,167
		15,799,969
Consumer Staples - 6.6%
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	5,650	1,991,512

Food, Beverage & Tobacco - 4.0%
Hain Celestial Group, Inc. (The) (a)	57,834	2,521,563
Lamb Weston Holdings, Inc.	27,917	2,163,009
Mondel z International, Inc. - Class A	45,961	2,690,097
		7,374,669
Household & Personal Products - 1.6%
Estée Lauder Cos., Inc. (The) - Class A	10,084	2,932,931

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Energy - 1.6%
Energy - 1.6%
Chevron Corp.	27,955	$2,929,404

Financials - 14.8%
Banks - 5.4%
First Republic Bank	16,081	2,681,507
JPMorgan Chase & Co.	26,806	4,080,677
Western Alliance Bancorp	35,064	3,311,444
		10,073,628
Diversified Financials - 4.3%
Ares Management Corp. - Class A	67,151	3,762,471
Berkshire Hathaway, Inc. - Class B (a)	8,417	2,150,291
S&P Global, Inc.	5,613	1,980,659
		7,893,421
Insurance - 5.1%
Aon PLC - Class A (Ireland)	11,638	2,678,020
Globe Life, Inc.	38,234	3,694,552
Reinsurance Group of America, Inc.	24,187	3,048,771
		9,421,343
Health Care - 15.2%
Health Care Equipment & Services - 6.8%
Alcon, Inc. (Switzerland) (a)	30,060	2,109,611
Danaher Corp.	12,639	2,844,786
Health Catalyst, Inc. (a)	40,216	1,880,902
Omnicell, Inc. (a)	16,266	2,112,466
UnitedHealth Group, Inc.	9,891	3,680,144
		12,627,909
Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
Bio-Techne Corp.	6,433	2,456,956
Catalent, Inc. (a)	18,801	1,979,933
Charles River Laboratories International, Inc. (a)	12,914	3,742,864
Mettler-Toledo International, Inc. (a)	2,162	2,498,602
Thermo Fisher Scientific, Inc.	4,773	2,178,302
Zoetis, Inc.	17,369	2,735,270
		15,591,927

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Industrials - 9.9%
Capital Goods - 7.3%
Advanced Drainage Systems, Inc.	21,178	$2,189,593
Chart Industries, Inc. (a)	14,208	2,022,509
Quanta Services, Inc.	53,575	4,713,529
Raytheon Technologies Corp.	27,278	2,107,771
Roper Technologies, Inc.	6,148	2,479,734
		13,513,136
Commercial & Professional Services - 2.6%
Cintas Corp.	7,142	2,437,636
CoStar Group, Inc. (a)	2,837	2,331,702
		4,769,338
Information Technology - 22.9%
Semiconductors & Semiconductor Equipment - 7.5%
ASML Holding N.V. ADR (Netherlands)	5,069	3,129,398
Marvell Technology Group, Ltd. (Bermuda)	110,482	5,411,408
Monolithic Power Systems, Inc.	7,525	2,657,905
NXP Semiconductors N.V. (Netherlands)	13,591	2,736,412
		13,935,123
Software & Services - 11.0%
Adobe, Inc. (a)	6,412	3,048,072
Autodesk, Inc. (a)	7,977	2,210,826
Microsoft Corp.	31,761	7,488,291
ServiceNow, Inc. (a)	6,026	3,013,663
Visa, Inc. - Class A	21,701	4,594,753
		20,355,605
Technology Hardware & Equipment - 4.4%
Keysight Technologies, Inc. (a)	23,643	3,390,406
Zebra Technologies Corp. - Class A (a)	9,692	4,702,365
		8,092,771
Materials - 5.6%
Materials - 5.6%
Air Products & Chemicals, Inc.	8,726	2,454,973
Avery Dennison Corp.	14,236	2,614,442
FMC Corp.	29,954	3,313,212

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Materials - 5.6% (Continued)
Materials - 5.6% (Continued)
Franco-Nevada Corp. (Canada)	15,691	$1,965,925
		10,348,552

Investments at Value - 96.9% (Cost $118,467,727)		$179,281,067

Other Assets in Excess of Liabilities - 3.1%		5,814,321

Net Assets - 100.0%		$185,095,388

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communication Services - 9.7%
Media & Entertainment - 6.5%
Astro Malaysia Holdings Bhd (Malaysia)	145,100	$33,639
China Literature, Ltd. (China) (a)	24	239
Chinese Universe Publishing and Media Group Co., Ltd. - Class A (China)	97,900	158,259
Focus Media Information Technology Co., Ltd. (China)	41,700	59,339
GOLFZON Co., Ltd. (South Korea)	320	25,620
Jagran Prakashan, Ltd. (India) (a)	43,811	35,181
Mango Excellent Media Co., Ltd. (China)	4,200	37,430
Media Nusantara Citra Tbk P.T. (Indonesia) (a)	1,768,900	116,174
NetDragon Websoft Holdings, Ltd. (China)	12,500	31,968
Sun TV Network, Ltd. (India)	5,400	34,822
Tencent Holdings, Ltd. (China)	36,200	2,889,104
Yandex N.V. - Class A (Russia) (a)	810	52,706
		3,474,481
Telecommunication Services - 3.2%
Almendral S.A. (Chile)	505,587	25,313
América Móvil S.A.B. de C.V. - Class L ADR (Mexico)	7,600	103,208
APT Satellite Holdings, Ltd. (China)	118,000	35,912
Bharti Infratel, Ltd. (India)	40,963	137,529
Empresa Nacional de Telecomunicaciones S.A. (Chile)	3,694	23,201
Etihad Etisalat Co. (Saudi Arabia) (a)	11,623	91,696
Hellenic Telecommunications Organization S.A. (Greece) (a)	4,121	66,102
KT Corp. ADR (South Korea)	13,000	161,720
LG Uplus Corp. (South Korea)	8,771	95,532
Link Net Tbk PT (Indonesia)	114,200	25,129
Mobile TeleSystems PJSC (Russia)	77,512	155,242
MTN Group, Ltd. (South Africa)	5,272	30,958
O2 Czech Republic A.S. (Czech Republic) (a)	2,248	26,161
Ooredoo Q.P.S.C. (Qatar)	11,065	21,528
PLDT, Inc. ADR (Philippines)	5,400	141,264
Saudi Telecom Co. (Saudi Arabia)	4,176	141,283
SK Telecom Co., Ltd. ADR (South Korea)	5,900	160,657
Telecom Egypt Co. (Egypt) (a)	38,127	26,980
Telekom Malaysia Bhd (Malaysia)	69,300	102,571

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Communication Services - 9.7% (Continued)
Telecommunication Services - 3.2% (Continued)
Telkom S.A. SOC, Ltd. (South Africa) (a)	36,024	$103,253
Turk Telekomunikasyon A.S. (Turkey)	19,484	16,083
Turkcell Iletisim Hizmetleri A.S. ADR (Turkey)	12,700	59,309
		1,750,631
Consumer Discretionary - 13.5%
Automobiles & Components - 4.4%
Apollo Tyres, Ltd. (India) (a)	28,215	86,206
Brilliance China Automotive Holdings, Ltd. (China)	508,000	480,682
Cayman Engley Industrial Co., Ltd. (Cayman Islands) (a)	8,000	28,439
CEAT, Ltd. (India) (a)	4,501	95,918
Chaowei Power Holdings, Ltd. (China)	467,270	176,136
FAW Jiefang Group Co., Ltd. - Class A (China) (a)	78,000	130,319
Grupo Industrial Saltillo S.A.B. de C.V. (Mexico)	42,600	56,882
Halla Holdings Corp. (South Korea)	710	25,789
Hankook Tire & Technology Co., Ltd. (South Korea)	1,780	77,769
Kia Motors Corp. (South Korea)	4,367	322,206
Nemak S.A.B. de C.V. (Mexico)	107,900	29,248
Oriental Holdings Bhd (Malaysia)	44,045	55,190
Qingling Motors Co., Ltd. - H Shares (China)	998,000	193,783
SAIC Motor Corp., Ltd. (China) (a)	49,900	150,362
SL Corp. (South Korea)	1,315	26,160
Sri Trang Agro-Industry PCL (Thailand)	67,900	101,642
Sundaram-Clayton, Ltd. (India)	484	20,413
Thai Stanley Electric PCL (Thailand)	4,500	26,393
Tianneng Power International, Ltd. (China)	104,000	197,040
Xingda International Holdings, Ltd. (China)	307,292	81,552
		2,362,129
Consumer Durables & Apparel - 3.2%
China Dongxiang Group Co., Ltd. (China)	1,745,000	203,066
China Lilang, Ltd. (China)	286,000	186,237
Dom Development S.A. (Poland)	1,211	41,165
Even Construtora e Incorporadora S.A. (Brazil) (a)	13,900	25,289
Hisense Home Appliances Group Co., Ltd. - H Shares (China) (a)	110,000	184,516
KPR Mill, Ltd. (India)	11,758	171,531
LG Electronics, Inc. (South Korea)	1,337	179,170

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Consumer Discretionary - 13.5% (Continued)
Consumer Durables & Apparel - 3.2% (Continued)
Oriental Weavers (Egypt)	82,794	$38,342
Skyworth Group, Ltd. (China) (a)	689,469	236,091
TCL Electronics Holdings, Ltd. (China)	219,000	169,963
Vestel Beyaz Esya Sanayi ve Ticaret A.S. (Turkey)	23,667	176,113
Welspun India, Ltd. (India) (a)	77,924	86,073
		1,697,556
Consumer Services - 0.1%
TCL Corp. (China)	50,900	73,006

Media - 0.2%
DB Corp., Ltd. (India) (a)	34,419	42,352
KT Skylife Co., Ltd. (South Korea)	9,481	72,666
		115,018
Retailing - 5.6%
Cashbuild, Ltd. (South Africa)	4,502	93,263
China Harmony New Energy Auto Holding, Ltd. (China)	471,500	249,273
China Yongda Automobiles Services Holdings, Ltd. (China)	123,500	226,110
EEKA Fashion Holdings, Ltd. (China)	130,500	181,970
GS Home Shopping, Inc. (South Korea)	292	38,978
Hyundai Home Shopping Network Corp. (South Korea)	521	37,484
LOTTE Himart Co., Ltd. (South Korea)	2,171	80,796
Meituan Dianping (China) (a)	10,500	409,764
Mercuries & Associates Holding, Ltd. (Taiwan)	43,000	31,913
Mitra Pinasthika Mustika Tbk P.T. (Indonesia)	236,300	9,164
Naspers, Ltd. - N Shares (South Africa)	2,743	656,839
Petrobras Distribuidora S.A. (Brazil)	13,800	54,137
Wuchan Zhongda Group Co., Ltd. (China)	362,200	269,090
Xinhua Winshare Publishing and Media Co., Ltd. - H Shares (China)	204,000	141,036
Zhongsheng Group Holdings, Ltd. (China) (a)	69,500	492,367
		2,972,184
Consumer Staples - 5.2%
Food & Staples Retailing - 0.4%
Cosco Capital, Inc. (Philippines)	190,669	20,217
Grupo Comercial Chedraui S.A. de C.V. (Mexico)	97,300	153,630

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Consumer Staples - 5.2% (Continued)
Food & Staples Retailing - 0.4% (Continued)
Kim Loong Resources Bhd (Malaysia)	65,800	$22,941
Wal-Mart de Mexico S.A.B de C.V. (Mexico)	7,900	24,920
		221,708
Food, Beverage & Tobacco - 4.8%
Balrampur Chini Mills, Ltd. (India)	77,196	226,673
BrasilAgro - Companhia Brasileira de Propriedades (Brazil)	16,300	66,116
C.P. Pokphand Co., Ltd. (China)	418,000	53,839
Charoen Pokphand Foods PCL (Thailand)	131,900	124,893
China Feihe, Ltd. (China) (a)	8,000	22,640
China Foods, Ltd. (China) (a)	112,000	47,496
Cia Pesquera Camanchaca S.A. (Chile)	241,136	23,429
Coca-Cola Icecek A.S. (Turkey)	2,908	24,273
Daesang Corp. (South Korea)	3,756	83,866
Daesang Holdings Co., Ltd. (South Korea)	6,630	63,602
Dongwon Industries Co., Ltd. (South Korea)	286	65,308
Embotelladora Andina S.A. - Class B ADR (Chile)	3,600	56,520
Gujarat Ambuja Exports, Ltd. (India) (a)	53,236	93,003
Hey Song Corp. (Taiwan)	29,000	35,249
Indofood Sukses Makmur Tbk P.T. (Indonesia)	86,600	39,338
JBS S.A. (Brazil)	20,300	109,211
Jiangxi Zhengbang Technology Co., Ltd. - Class A (China)	78,600	182,156
Kaveri Seed Co., Ltd. (India)	21,855	153,474
Marfrig Global Foods S.A. (Brazil) (a)	41,600	130,157
Muyuan Foods Co., Ltd. - Class A (China)	12,920	198,182
Oceana Group, Ltd. (South Africa)	5,803	25,943
Samyang Corp. (South Korea)	964	49,367
Samyang Holdings Corp. (South Korea)	819	68,063
Sao Martinho S.A. (Brazil)	13,600	71,668
Sarawak Oil Palms Bhd (Malaysia)	62,500	60,187
Thai Union Group PCL (Thailand)	49,700	23,432
Thai Vegetable Oil PCL (Thailand)	67,800	69,056
Tingyi Holding Corp. (China)	84,000	154,457
Tunas Baru Lampung Tbk P.T. (Indonesia)	2,049,052	126,196
Uni-President China Holdings, Ltd. (China)	50,000	60,838

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Consumer Staples - 5.2% (Continued)
Food, Beverage & Tobacco - 4.8% (Continued)
Yashili International Holdings, Ltd. (China) (a)	561,000	$48,534
		2,557,166
Household & Personal Products - 0.0% (b)
Bajaj Consumer Care, Ltd. (India)	7,443	26,521

Energy - 4.0%
Energy - 4.0%
Adaro Energy Tbk P.T. (Indonesia)	411,600	33,284
Bukit Asam Tbk P.T. (Indonesia)	123,800	22,345
China Coal Energy Co., Ltd. - H Shares (China)	77,000	35,576
China Petroleum & Chemical Corp. - H Shares (China)	174,000	92,185
China Shenhua Energy Co., Ltd. - Class A (China) (a)	9,300	28,605
China Shenhua Energy Co., Ltd. - H Shares (China)	56,500	116,814
Coal India, Ltd. (India)	85,931	153,490
COSCO SHIPPING Energy Transportation Co., Ltd. - H Shares (China)	66,000	28,936
Exxaro Resources, Ltd. (South Africa)	10,669	125,645
Gazprom PJSC (Russia)	50,575	303,197
Hindustan Petroleum Corp., Ltd. (India)	45,239	145,218
Indian Oil Corp., Ltd. (India)	35,040	44,072
Lubelski Wegiel Bogdanka S.A. (Poland) (a)	7,565	45,332
Oil & Natural Gas Corp., Ltd. (India)	135,549	189,743
Petroleo Brasileiro S.A. ADR (Brazil)	21,600	183,168
Petronet LNG, Ltd. (India)	28,645	88,037
Polskie Gornictwo Naftowe i Gazownictwo S.A. (Poland)	63,049	95,880
PTT Exploration & Production PCL (Thailand)	17,100	62,479
Reliance Industries, Ltd. 144A (India) (c)	570	31,233
Saudi Arabian Oil Co. (Saudi Arabia)	2,838	27,243
Shaanxi Coal Industry Co., Ltd. - Class A (China)	46,800	79,326
Shanxi Xishan Coal & Electricity Power Co., Ltd. - Class A (China)	36,800	28,212
SK Gas, Ltd. (South Korea)	286	27,075
United Tractors Tbk P.T. (Indonesia)	21,900	33,274
Yanzhou Coal Mining Co., Ltd. - Class A (China)	14,700	29,723

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Energy - 4.0% (Continued)
Energy - 4.0% (Continued)
Yanzhou Coal Mining Co., Ltd. - H Shares (China)	76,000	$90,130
		2,140,222
Financials - 18.0%
Banks - 11.9%
Absa Group, Ltd. (South Africa)	13,900	118,719
Abu Dhabi Commercial Bank PJSC (United Arab Emirates) (a)	68,040	114,789
Agricultural Bank of China, Ltd. - H Shares (China)	304,000	121,865
Alpha Bank AE (Greece) (a)	24,514	26,363
Banco Bradesco S.A. (Brazil)	61,622	257,397
Banco de Bogota S.A. (Colombia)	2,070	44,101
Banco do Brasil S.A. (Brazil)	57,300	309,997
Bank CIMB Niaga Tbk P.T. (Indonesia)	1,080,900	73,947
Bank of Beijing Co., Ltd. - Class A (China)	76,300	55,945
Bank of China, Ltd. - H Shares (China)	1,690,000	644,639
Bank of Chongqing Co., Ltd. - H Shares (China)	171,500	117,708
Bank of Communications Co., Ltd. - H Shares (China)	349,000	222,542
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T. (Indonesia)	292,200	29,258
Bank Pembangunan Daerah Jawa Timur Tbk P.T. (Indonesia)	1,492,700	80,535
Bank Saint Petersburg PJSC (Russia)	160,340	122,288
China Banking Corp. (Philippines)	70,100	33,268
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	86,974
China Construction Bank Corp. - H Shares (China)	401,000	338,018
China Everbright Bank Co., Ltd. (China)	279,500	174,272
China Everbright Bank Co., Ltd. - H Shares (China)	528,000	230,639
Chongqing Rural Commercial Bank Co., Ltd. - H Shares (China)	131,000	56,519
Commercial Bank P.S.Q.C. (The) (Qatar)	162,251	216,094
East West Banking Corp. (Philippines) (a)	179,800	35,960
EnTie Commercial Bank Co., Ltd. (Taiwan)	35,000	19,112
Federal Bank, Ltd. (India) (a)	68,996	71,678
Grupo Financiero Banorte S.A.B. de C.V. (Mexico) (a)	22,800	128,570
Hana Financial Group, Inc. (South Korea)	4,703	178,554
Hong Leong Financial Group Bhd (Malaysia)	10,200	42,922
Huishang Bank Corp., Ltd. - H Shares (China)	127,000	41,838
Indian Bank (India) (a)	41,510	66,112

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Financials - 18.0% (Continued)
Banks - 11.9% (Continued)
Industrial & Commercial Bank of China, Ltd. - H Shares (China)	270,000	$194,216
JB Financial Group Co., Ltd. (South Korea)	13,180	76,606
Kasikornbank (Thailand)	24,100	112,682
KB Financial Group, Inc. ADR (South Korea)	4,700	232,321
Kiatnakin Bank PCL (Thailand) (a)	12,600	24,667
Kuwait Finance House (Malaysia) (a)	17,542	44,588
LIC Housing Finance, Ltd. (India)	12,633	74,241
Malaysia Building Society Bhd (Malaysia)	430,500	68,678
National Bank of Kuwait S.A.K.P. (Kuwait)	11,556	30,859
National Commercial Bank (Saudi Arabia) (a)	28,566	404,812
Nedbank Group, Ltd. (South Africa)	6,984	66,198
Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland) (a)	11,493	95,110
RHB Bank Bhd (Malaysia)	18,900	24,509
Riyad Bank (Saudi Arabia)	48,711	291,642
Sberbank of Russia PJSC (Russia)	49,070	188,277
Shanghai Pudong Development Bank Co., Ltd. (China)	15,700	26,383
Standard Bank Group, Ltd. (South Africa)	2,713	23,028
Thanachart Capital PCL (Thailand)	78,100	95,163
Turkiye Is Bankasi A.S. (Turkey) (a)	24,871	14,560
Union Bank of the Philippines - C Shares (Philippines)	13,730	19,675
VTB Bank PJSC (Russia)	286,440,000	161,525
Woori Financial Group, Inc. (South Korea)	6,240	55,907
		6,386,270
Diversified Financials - 4.0%
Adira Dinamika Multi Finance Tbk P.T. (Indonesia)	123,700	70,731
Administradora de Fondos de Pensiones Habitat S.A. (Chile)	32,221	25,447
Bank of Greece (Greece) (a)	2,174	40,737
China Cinda Asset Management Co., Ltd. (China)	296,000	61,749
China Galaxy Securities Co., Ltd. - H Shares (China) (a)	102,500	63,393
Concentradora Hipotecaria SAPI de C.V. (Mexico)	61,600	59,918
Corporacion Financiera Colombiana S.A. (Colombia) (a)	14,940	133,563
Credito Real S.A.B. de C.V. Sofom ER (Mexico) (a)	52,000	24,781
Fubon Financial Holdings Co., Ltd. (Taiwan)	133,000	266,029
GF Securities Co., Ltd. - H Shares (China)	49,600	76,254
Grupo Security S.A. (Chile)	123,863	30,104

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Financials - 18.0% (Continued)
Diversified Financials - 4.0% (Continued)
Hyundai Motor Securities Co., Ltd. (South Korea)	1,416	$16,468
Inversiones La Construccion S.A. (Chile)	3,913	30,144
Manappuram Finance, Ltd. (India)	34,026	69,585
Motilal Oswal Financial Services, Ltd. (India)	3,339	28,630
Muthoot Finance, Ltd. (India) (a)	19,021	313,498
OSK Holdings Bhd (Malaysia)	241,800	57,887
Power Finance Corp., Ltd. (India)	86,444	134,647
REC, Ltd. (India)	128,352	230,865
Shinyoung Securities Co., Ltd. (South Korea) (a)	795	40,279
Shriram City Union Finance, Ltd. (India) (a)	4,093	76,412
Shriram Transport Finance Co., Ltd. (India) (a)	2,807	54,877
Tata Investment Corp., Ltd. (India)	4,663	66,079
Yuanta Financial Holding Co., Ltd. (Taiwan)	177,000	140,163
		2,112,240
Insurance - 2.1%
Allianz Malaysia Bhd (Malaysia)	7,900	25,776
Cathay Financial Holding Co., Ltd. (Taiwan)	172,000	290,311
China Life Insurance Co., Ltd. (Taiwan)	110,000	99,639
China Reinsurance Group Corp. - H Shares (China) (a)	591,000	63,099
DB Insurance Co., Ltd. (South Korea)	988	41,471
New China Life Insurance Co., Ltd. - H Shares (China)	67,200	261,088
Old Mutual, Ltd. (South Africa)	39,196	33,533
Origin Property PCL (Thailand)	69,600	18,903
People’s Insurance Co. Group of China (The) - H Shares (China)	570,000	185,326
Ping An Insurance Group Co. of China, Ltd. - H Shares (China)	2,000	23,923
Rand Merchant Investment Holdings, Ltd. (South Africa) (a)	29,957	62,121
Wiz Solucoes e Corretagem de Seguros S.A. (Brazil) (a)	10,000	13,379
		1,118,569
Health Care - 4.0%
Health Care Equipment & Services - 2.4%
Genertec Universal Medical Group Co., Ltd. (China)	323,000	265,431
Ginko International Co., Ltd. (Taiwan) (a)	6,000	38,010
Hartalega Holdings Berhad (Malaysia)	32,800	70,739
Jointown Pharmaceutical Group Co., Ltd. - Class A (China) (a)	23,400	64,554
Kossan Rubber Industries Bhd (Malaysia)	27,800	21,897

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Health Care - 4.0% (Continued)
Health Care Equipment & Services - 2.4% (Continued)
Pegavision Corp. (Taiwan) (a)	3,000	$40,426
Shanghai Pharmaceuticals Holding Co. (China)	224,600	441,477
Sinopharm Group Co., Ltd. - H Shares (China)	49,200	119,200
Sri Trang Gloves PCL (Thailand)	105,600	138,654
Supermax Corp. Bhd (Malaysia)	27,191	25,035
Top Glove Corp. Bhd (Malaysia)	46,900	51,216
		1,276,639
Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
Aarti Drugs, Ltd. (India)	3,118	29,626
Caplin Point Laboratories, Ltd. (India)	13,779	76,134
Celltrion, Inc. (South Korea) (a)	4	1,157
China Medical System Holdings, Ltd. (China)	131,000	260,331
China Resources Pharmaceutical Group, Ltd. (Hong Kong) (a)	97,000	60,556
Glenmark Pharmaceuticals, Ltd. (India)	13,499	85,929
Seegene, Inc. (South Korea)	2,240	259,027
Shandong Buchang Pharmaceuticals Co., Ltd. - Class A (China)	4,200	14,656
Shandong Xinhua Pharmaceutical Co., Ltd. - H Shares (China)	50,000	28,701
Tempo Scan Pacific Tbk P.T. (Indonesia)	162,500	16,531
Yunnan Baiyao Group Co., Ltd. - Class A (China) (a)	1,700	31,372
		864,020
Industrials - 4.0%
Capital Goods - 2.7%
Arwana Citramulia Tbk P.T. (Indonesia)	481,700	24,310
Balmer Lawrie & Co., Ltd. (India)	18,468	32,589
China Railway Group, Ltd. - Class A (China) (a)	28,600	25,829
China Railway Group, Ltd. - H Shares (China)	56,000	29,693
CJ Corp. (South Korea)	430	35,997
Daelim Industrial Co., Ltd. (South Korea)	596	46,459
Daewoo Engineering & Construction Co., Ltd. (South Korea) (a)	5,624	33,126
DMCI Holdings, Inc. (Philippines) (a)	324,700	37,220
Dogan Sirketler Grubu Holdings A.S. (Turkey)	85,251	33,353
Dynasty Ceramic PCL (Thailand)	569,800	48,265
Escorts, Ltd. (India)	1,218	21,484
Famur S.A. (Poland) (a)	35,138	21,116
Ferreycorp S.A.A. (Peru)	38,280	22,701

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Industrials - 4.0% (Continued)
Capital Goods - 2.7% (Continued)
FSP Technology, Inc. (Taiwan) (a)	16,000	$28,568
GS Engineering & Construction Corp. (South Korea)	1,308	50,154
Halla Corp. (South Korea)	5,962	27,854
HDC Holdings Co., Ltd. (South Korea)	1,989	19,955
Kolon Global Corp. (South Korea)	2,240	42,588
LG Corp. (South Korea)	2,088	168,167
LG International Corp. (South Korea)	1,331	37,781
Lonking Holdings, Ltd. (China)	50,000	21,291
LT Group, Inc. (Philippines)	121,500	33,811
Metallurgical Corp. - H Shares (China) (a)	68,200	35,688
Mytilineos Holdings S.A. (Greece)	1,823	30,034
Posco International Corp. (South Korea)	1,405	25,218
PSG Group, Ltd. (South Africa)	6,029	28,856
Seohee Construction Co., Ltd. (South Korea)	19,685	28,540
Sime Darby Bhd (Malaysia)	87,800	50,894
Sinopec Engineering Group Co., Ltd. - H Shares (China)	50,000	27,675
Sinotruk Hong Kong, Ltd. (China)	108,000	325,128
Xiamen C&D, Inc. (China)	22,500	28,972
Zoomlion Heavy Industry Science & Technology Co., Ltd. - H Shares (China) (a)	23,600	33,856
		1,457,172
Commercial & Professional Services - 0.2%
China Everbright International, Ltd. (China)	80,000	54,307
Elsewedy Electric Co. S.A.E. (Egypt)	43,065	24,777
KRUK S.A. (Poland) (a)	608	28,192
		107,276
Transportation - 1.1%
Allcargo Logistics, Ltd. (India)	21,702	36,672
Anhui Expressway Co., Ltd. - H Shares (China) (a)	58,000	40,156
COSCO SHIPPING Holdings Co., Ltd. (China) (a)	41,000	53,067
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan) (a)	78,000	125,491
Lingkaran Trans Kota Holdings Bhd (Malaysia)	14,900	13,969
MMC Corp. Bhd (Malaysia)	136,600	34,023
Qingdao Port International Co., Ltd. (China)	94,000	57,672
Qinhuangdao Port Co., Ltd. (China) (a)	108,000	19,033

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Industrials - 4.0% (Continued)
Transportation - 1.1% (Continued)
Regional Container Lines PCL (Thailand)	30,100	$24,652
Sinotrans, Ltd. - H Shares (China) (a)	66,000	24,503
Wan Hai Lines, Ltd. (Taiwan)	15,000	29,136
Wisdom Marine Lines Co., Ltd. (Taiwan)	401	505
Yang Ming Marine Transport Corp. (Taiwan) (a)	62,000	82,840
Zhejiang Expressway Co., Ltd. - H Shares (China)	32,000	28,404
		570,123
Information Technology - 26.8%
Semiconductors & Semiconductor Equipment - 8.8%
ASE Industrial Holding Co., Ltd. ADR (Taiwan)	10,600	81,620
Chipbond Technology Corp. (Taiwan)	18,000	49,256
ChipMOS Technologies, Inc. (Taiwan)	30,000	46,930
Elan Microelectronics Corp. (Taiwan)	9,000	62,232
Everlight Electronics Co., Ltd. (Taiwan)	38,000	61,939
FocalTech Systems Co., Ltd. (Taiwan) (a)	12,000	76,966
Greatek Electronics, Inc. (Taiwan)	12,000	30,029
Powertech Technology, Inc. (Taiwan)	41,000	152,541
Radiant Opto-Electronics Corp. (Taiwan)	10,000	44,785
Sigurd Microelectronics Corp. (Taiwan)	33,000	60,974
Silicon Works Co., Ltd. (South Korea)	1,642	110,777
SIMMTECH Co., Ltd. (South Korea)	2,775	54,240
Sino-American Silicon Products, Inc. (Taiwan)	11,000	65,708
SK Hynix, Inc. (South Korea)	4,600	545,136
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	24,900	2,945,172
United Microelectronics Corp. (Taiwan)	166,000	298,448
		4,686,753
Software & Services - 8.2%
Alibaba Group Holding, Ltd. ADR (China) (a)	11,400	2,584,722
Baidu, Inc. ADR (China) (a)	1,800	391,590
Cyient, Ltd. (India) (a)	6,006	53,267
eClerx Services, Ltd. (India)	3,841	57,998
Hancom, Inc. (South Korea) (a)	6,772	106,311
HCL Technologies, Ltd. (India)	44,793	602,880
Hinduja Global Solutions, Ltd. (India)	2,081	49,253
International Games System Co., Ltd. (Taiwan)	1,000	26,748

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Information Technology - 26.8% (Continued)
Software & Services - 8.2% (Continued)
JOYY, Inc. ADR (China) (a)	2,900	$271,817
KGMobilians Co., Ltd. (South Korea)	6,329	55,752
Tech Mahindra, Ltd. (India)	1,599	21,716
Weibo Corp. ADR (China) (a)	700	35,322
Wipro, Ltd. ADR (India)	18,600	117,924
Zensar Technologies, Ltd. (India)	10,630	39,774
		4,415,074
Technology Hardware & Equipment - 9.8%
Arcadyan Technology Corp. (Taiwan)	13,000	53,217
AsusTek Computer, Inc. (Taiwan)	11,000	144,657
AU Optronics Corp. (Taiwan) (a)	141,000	105,436
Cal-Comp Electronics Thailand PCL (Thailand)	278,525	21,641
Cheng Uei Precision Industry Co., Ltd. (Taiwan)	35,000	59,309
China Railway Signal & Communication Corp., Ltd. - H Shares (China) (a)	202,000	82,951
Compal Electronics, Inc. (Taiwan) (a)	90,000	84,700
General Interface Solution Holding, Ltd. (Taiwan)	11,000	48,672
Gigabyte Technology Co., Ltd. (Taiwan)	10,000	35,250
Hon Hai Precision Industry Co., Ltd. (Taiwan)	112,000	492,469
Innolux Corp. (Taiwan) (a)	132,000	98,744
Ju Teng International Holdings, Ltd. (China) (a)	224,000	59,934
Lenovo Group, Ltd. (China)	382,000	545,203
LG Display Co., Ltd. (South Korea) (a)	2,822	57,386
LG Innotek Co., Ltd. (South Korea)	383	70,271
PAX Global Technology, Ltd. (China)	268,000	290,073
Pegatron Corp. (Taiwan)	36,000	94,131
Quanta Computer, Inc. (Taiwan) (a)	19,000	65,686
Redington India, Ltd. (India) (a)	26,396	68,939
Samsung Electro-Mechanics Co., Ltd. (South Korea)	520	87,124
Samsung Electronics Co., Ltd. (South Korea)	24,113	1,751,037
Simplo Technology Co., Ltd. (Taiwan)	4,000	52,401
Spigen Korea Co., Ltd. (South Korea)	2,101	113,194
Sunrex Technology Corp. (Taiwan) (a)	18,000	41,973
Synnex Technology International Corp. (Taiwan)	25,000	48,023
Taiflex Scientific Co., Ltd. (Taiwan) (a)	26,000	48,806

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Information Technology - 26.8% (Continued)
Technology Hardware & Equipment - 9.8% (Continued)
Taiwan PCB Techvest Co., Ltd. (Taiwan)	32,000	$58,568
Tripod Technology Corp. (Taiwan)	12,000	59,510
Wah Lee Industrial Corp. (Taiwan)	11,000	31,793
Wasion Holdings, Ltd. (China)	714,000	220,932
Wistron Corp. (Taiwan)	203,000	239,938
		5,231,968
Materials - 8.2%
Materials - 8.2%
African Rainbow Minerals, Ltd. (South Africa)	3,735	70,134
ALFA S.A.B de C.V. - Class A (Mexico)	48,200	27,947
Anhui Conch Cement Co., Ltd. - H Shares (China)	12,500	81,630
Asia Cement Corp. (Taiwan)	96,000	161,590
Baoshan Iron & Steel Co., Ltd. - Class A (China)	94,000	116,167
CAP S.A. (Chile)	1,925	31,176
Chambal Fertilisers and Chemicals, Ltd. (India)	9,449	29,614
China Hongqiao Group, Ltd. (China)	19,000	25,412
China Lumena New Materials Corp. (China) (a) (d)	1,700	0
China Metal Recycling Holdings, Ltd. (China) (a) (d)	6,000	0
China National Building Material Co., Ltd. - H Shares (China)	84,000	121,695
China Resources Cement Holdings, Ltd. (China)	28,000	31,585
China Sanjiang Fine Chemicals Co., Ltd. (China)	64,000	30,051
Cia Ferro Ligas de Bahia - Ferbasa (Brazil)	6,500	39,346
Cia Siderurgica Nacional S.A. (Brazil)	10,400	70,031
Empresa Siderurgica del Peru S.A.A. (Peru)	48,455	14,108
Grupo Mexico S.A.B de C.V. - Series B (Mexico)	36,100	189,809
Gujarat Alkalies & Chemicals, Ltd. (India)	3,456	16,306
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd. (India)	7,896	32,473
Hanil Holdings Co., Ltd. (South Korea)	2,025	22,920
Hansol Paper Co., Ltd. (South Korea)	2,136	27,267
Harmony Gold Mining Co., Ltd. ADR (South Africa) (a)	4,500	19,620
Hindalco Industries, Ltd. (India)	16,142	72,508
Hindustan Zinc, Ltd. (India)	18,637	69,595
Huaxin Cement Co., Ltd. - Class A (China)	4,300	15,603
Huhtamaki India, Ltd. (India) (a)	5,316	20,361
Hunan Valin Steel Co., Ltd. - Class A (China) (a)	21,300	22,801

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Materials - 8.2% (Continued)
Materials - 8.2% (Continued)
Impala Platinum Holdings, Ltd. (South Africa)	8,642	$159,511
Industrias Penoles S.A.B. de C.V. (Mexico) (a)	2,700	34,849
Jindal Steel & Power, Ltd. (India) (a)	6,578	31,026
JSW Steel, Ltd. (India)	15,131	97,296
Korea Petrochemcial Industry Co., Ltd. (South Korea)	286	83,027
Kukdo Chemical Co., Ltd. (South Korea)	499	30,589
Kumba Iron Ore, Ltd. (South Africa)	3,291	135,502
Kumho Petrochemical Co., Ltd. (South Korea)	394	92,708
Lee & Man Paper Manufacturing, Ltd. (China)	22,000	20,282
LOTTE Chemical Corp. (South Korea)	254	68,107
LOTTE Fine Chemical Co., Ltd. (South Korea)	423	22,099
Nine Dragons Paper Holdings, Ltd. (China)	30,000	44,106
NMDC, Ltd. (India)	48,687	90,407
Orbia Advance Corp. S.A.B. de C.V. (Mexico)	19,300	51,466
POSCO ADR (South Korea)	3,400	245,480
Royal Bafokeng Platinum, Ltd. (South Africa)	3,819	28,455
Sahara International Petrochemical Co. SJSC (Saudi Arabia)	20,232	119,359
Saudi Industrial Investment Group (Saudi Arabia)	26,293	228,189
Severstal PJSC (Russia)	11,277	229,565
Shinkong Synthetic Fibers Corp. (Taiwan)	49,000	30,152
Siam Cement PCL (The) (Thailand)	8,600	110,117
Sibanye-Stillwater, Ltd. ADR (South Africa)	7,500	133,950
Soulbrain Holdings Co., Ltd. (South Korea) (a)	395	14,924
Taiwan Cement Corp. (Taiwan)	123,098	202,652
Tata Steel, Ltd. (India)	5,522	61,520
Tipco Asphalt PCL (Thailand)	28,500	18,857
Vale S.A. ADR (Brazil)	29,774	517,472
Vedanta, Ltd. (India)	28,782	90,281
West China Cement, Ltd. (China)	166,000	28,459
		4,380,156
Real Estate - 2.1%
Real Estate - 2.1%
Agile Group Holdings, Ltd. (China)	30,000	49,233
AP Thailand PCL (Thailand) (a)	91,500	24,098

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Real Estate - 2.1% (Continued)
Real Estate - 2.1% (Continued)
Beijing Urban Construction Design & Development Group Co., Ltd. - H Shares (China)	81,000	$21,598
China Electronics Optics Valley Union Holding Co., Ltd. (China) (a)	492,000	26,519
China Overseas Land & Investment, Ltd. (China)	29,500	77,114
China Vanke Co., Ltd. - H Shares (China)	9,800	38,511
Country Garden Holdings Co., Ltd. (China)	89,000	114,569
Delta Property Fund, Ltd. (South Africa) (a) (d)	267,778	6,348
Dongwon Development Co., Ltd. (South Korea)	3,882	18,631
Emaar Properties PJSC (United Arab Emirates) (a)	51,587	49,905
Farglory Land Development Co., Ltd. (Taiwan)	11,000	22,087
Future Land Holdings Co., Ltd. (China)	5,600	41,861
Greenland Holdings Corp., Ltd. - Class A (China)	16,300	13,949
Guangzhou R&F Properties Co., Ltd. - H Shares (China)	30,000	39,623
Jaya Real Property Tbk P.T. (Indonesia)	310,698	12,276
Jiangsu Zhongnan Construction Group Co., Ltd. (China)	22,000	23,494
Jinke Property Group Co., Ltd. - Class A (China)	16,900	17,035
Kaisa Group Holdings, Ltd. (China)	40,000	19,832
Kingdom Development Co., Ltd. (Taiwan)	23,000	32,064
KWG Group Holdings, Ltd. (China)	37,000	63,301
Logan Group Co., Ltd. (China)	40,000	67,560
Matrix Concepts Holdings Bhd (Malaysia)	99,375	46,309
Noble Development PCL (Thailand)	59,100	16,113
Powerlong Real Estate Holdings, Ltd. (China)	40,000	39,892
RiseSun Real Estate Development Co., Ltd. - Class A (China)	13,300	13,118
SC Asset Corp. PCL (Thailand) (a)	246,700	25,618
Shanghai Industrial Urban Development Group, Ltd. (China)	1,600	157
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B (China)	33,400	29,463
Shenzhen Investment, Ltd. (China)	76,000	26,432
Sunac China Holdings, Ltd. (China)	24,000	103,215
Sunac Services Holdings, Ltd. (Hong Kong) (a)	482	1,539
Supalai PCL (Thailand)	23,200	15,934
Yuexiu Property Co., Ltd. (Hong Kong)	140,000	31,773
		1,129,171

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Utilities - 2.0%
Utilities - 2.0%
AES Gener S.A. (Chile)	87,831	$14,879
Beijing Enterprises Holdings, Ltd. (Hong Kong) (a)	16,000	56,632
CESC, Ltd. (India)	3,184	25,880
China Datang Corp. Renewable Power Co., Ltd. (China)	108,000	20,670
China Longyuan Power Group Co., Ltd. - H Shares (China)	25,000	34,145
China Power International Development, Ltd. (China)	94,000	21,886
China Resources Power Holdings Co., Ltd. (China)	54,000	71,983
China Tian Lun Gas Holdings, Ltd. (China)	28,000	27,263
China Water Affairs Group, Ltd. (China)	30,000	24,612
Cia de Saneamento de Minas Gerais S.A. (Brazil)	11,000	29,511
Cia Energética de Minas Gerais ADR (Brazil)	13,800	31,326
Colbun S.A. (Chile)	207,477	40,350
Enea S.A. (Poland) (a)	15,185	24,384
Enel Chile S.A. ADR (Chile)	7	27
Energisa S.A. (Brazil)	12,800	16,670
Engie Energia Chile S.A. (Chile)	10,046	11,434
ENN Energy Holdings, Ltd. (China)	1,700	27,420
Federal Grid Co. Unified Energy System PJSC (Russia)	6,680,000	19,181
First Gen Corp. (Philippines)	39,700	24,603
First Philippine Holdings Corp. (Philippines)	16,060	23,080
IDGC of Centre and Volga Region PJSC (Russia)	5,730,000	19,026
Kunlun Energy Co., Ltd. (China)	22,000	23,211
Malakoff Corp. Bhd (Malaysia)	68,200	14,245
Manila Water Co., Inc. (Philippines) (a)	85,000	28,141
Mega First Corp. Bhd (Malaysia)	14,800	26,024
NLC India, Ltd. (India)	31,044	21,405
NTPC, Ltd. (India)	72,654	106,158
OGK-2 PJSC (Russia)	4,636,000	48,303
Petronas Gas Bhd (Malaysia)	8,200	31,674
PGE Polska Grupa Energetyczna S.A. (Poland) (a)	15,042	25,863
Power Grid Corp. of India, Ltd. (India)	28,004	82,645
RusHydro PJSC (Russia)	4,432,000	47,732
Seoul City Gas Co., Ltd. (South Korea)	334	26,306

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Utilities - 2.0% (Continued)
Utilities - 1.9% (Continued)
Yunnan Water Investment Co., Ltd. - H Shares (China)	184,877	$27,349
		1,074,018

Total Common Stocks (Cost $42,094,130)		$52,200,071

PREFERRED STOCKS - 1.9%	Shares	Value
Energy - 1.0%
Energy - 1.0%
Petroleo Brasileiro S.A. ADR (Brazil)	27,000	$230,580
Surgutneftegas PJSC (Russia)	585,600	325,074
		555,654
Information Technology - 0.6%
Technology Hardware & Equipment - 0.6%
Samsung Electronics Co., Ltd. (South Korea)	4,488	291,778

Materials - 0.2%
Materials - 0.2%
Gerdau S.A. (Brazil)	16,900	90,379

Utilities - 0.1%
Utilities - 0.1%
Centrais Eletricas Brasileiras S.A. - Series B (Brazil)	2,800	17,213
Cia de Transmissao de Energia Eletrica Paulista (Brazil)	6,000	27,002
Cia Paranaense de Energia - Series B (Brazil)	20,000	25,336
		69,551

Total Preferred Stocks (Cost $773,477)		$1,007,362

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

WARRANTS - 0.0% (b)	Shares	Value
Noble Development PCL (Thailand) (Cost $0)	14,775	$1,107

Investments at Value – 99.4% (Cost $42,867,607)		$53,208,540

Other Assets in Excess of Liabilities - 0.6%		303,372

Net Assets - 100.0%		$53,511,912

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities represent $31,233 or 0.06% of net assets as of March 31, 2021. See the table on the following page for additional information regarding each restricted security.

(d)	Level 3 securities fair valued under procedures established by the Board of Trustees, represent 0.0% of net assets. The total value of these securities is $6,348.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
Country Breakdown
March 31, 2021 (Unaudited)

Country	Value	% of Net Assets
China	$20,144,999	37.6%
Taiwan	7,542,568	14.1%
South Korea	6,974,521	13.0%
India	5,189,773	9.7%
Brazil	2,315,385	4.3%
South Africa	1,921,876	3.6%
Russia	1,672,116	3.1%
Saudi Arabia	1,304,224	2.4%
Thailand	1,104,366	2.1%
Malaysia	924,913	1.7%
Mexico	885,228	1.7%
Indonesia	712,492	1.3%
Philippines	397,239	0.7%
Poland	377,042	0.7%
Turkey	323,691	0.6%
Chile	312,024	0.6%
Qatar	237,622	0.4%
Colombia	177,664	0.3%
United Arab Emirates	164,694	0.3%
Greece	163,236	0.3%
Hong Kong	150,500	0.3%
Egypt	90,099	0.2%
Peru	36,809	0.1%
Kuwait	30,859	0.1%
Cayman Islands	28,439	0.1%
Czech Republic	26,161	0.1%
Total Investments	$53,208,540	99.4%
Other Assets in Excess of Liabilities	303,372	0.6%
Net Assets	$53,511,912	100.0%

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
RESTRICTED SECURITIES
March 31, 2021 (Unaudited)

				Value as a
				Percentage of
Issuer Description	Acquisition Dates	Cost	Value	Net Assets

Reliance Industries, Ltd. 144A (India)	4/29/20-3/10/21	$34,135	$31,233	0.06%

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Communication Services - 4.6%
Media - 0.2%
Digital Holdings, Inc. (Japan) (a)	21,200	$384,913

Media & Entertainment - 3.4%
Akatsuki, Inc. (Japan)	8,926	362,167
Embracer Group A.B. (Sweden) (a)	32,945	905,131
GungHo Online Entertainment, Inc. (Japan)	26,400	523,009
ITV PLC (United Kingdom)	790,706	1,308,847
Mediaset Espana Comunicacion S.A. (Spain) (a)	252,417	1,498,818
Nine Entertainment Co. Holdings, Ltd. (Australia)	168,545	356,201
ProSiebenSat.1 Media S.E. (Germany)	8,812	179,903
SKY Perfect JSAT Holdings, Inc. (Japan)	74,300	330,629
Television Francaise 1 (France)	139,215	1,265,607
		6,730,312
Telecommunication Services - 1.0%
Airtel Africa PLC (United Kingdom)	306,972	335,479
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel) (a)	669,568	716,866
CITIC Telecom International Holdings, Ltd. (Hong Kong)	1,632,000	578,135
SpeedCast International, Ltd. (Australia) (a) (b)	55,059	0
Telekom Austria A.G. (Austria)	31,619	249,097
		1,879,577
Consumer Discretionary - 14.4%
Automobiles & Components - 3.2%
AKWEL (France)	2,487	87,176
Daikyonishikawa Corp. (Japan)	78,664	552,231
Eagle Industry Co., Ltd. (Japan)	38,800	418,509
Exedy Corp. (Japan)	22,900	346,975
Futaba Industrial Co., Ltd. (Japan)	57,600	309,470
Gestamp Automocion S.A. (Spain)	164,913	837,149
G-Tekt Corp. (Japan)	4,136	56,374
Johnson Electric Holdings, Ltd. (Hong Kong)	24,268	65,454
Pacific Industrial Co., Ltd. (Japan)	11,600	133,778
Piaggio & C. S.p.A. (Italy)	268,843	1,019,902
Piolax, Inc. (Japan)	6,174	90,851
TI Fluid Systems PLC (United Kingdom)	113,223	421,408

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Discretionary - 14.4% (Continued)
Automobiles & Components - 3.2% (Continued)
Topre Corp. (Japan)	7,400	$104,713
Toyo Tire Corp. (Japan)	24,900	442,285
Toyota Boshoku Corp. (Japan)	58,900	976,713
TPR Co., Ltd. (Japan)	19,900	289,616
		6,152,604
Consumer Durables & Apparel - 3.1%
Chow Sang Sang Holdings International, Ltd. (Hong Kong)	238,400	369,038
Cleanup Corp. (Japan)	15,900	78,165
Nexity S.A. (France)	16,904	832,790
Pacific Textiles Holdings, Ltd. (Hong Kong)	363,000	232,703
Redrow PLC (United Kingdom)	189,603	1,641,430
Starts Corp., Inc. (Japan)	15,708	413,179
Takamatsu Construction Group Co., Ltd. (Japan)	26,167	509,757
Texhong Textile Group, Ltd. (Hong Kong)	365,500	529,835
Vistry Group PLC (United Kingdom)	101,471	1,523,647
		6,130,544
Consumer Services - 1.7%
888 Holdings PLC (United Kingdom)	132,100	718,723
Betsson A.B. (Sweden)	142,356	1,320,654
Kindred Group PLC (Sweden)	70,553	1,239,811
		3,279,188
Retailing - 6.4%
Asahi Co., Ltd. (Japan)	17,400	252,378
B&M European Value Retail S.A. (United Kingdom)	180,658	1,314,285
Best World International, Ltd. (Singapore) (b)	88,900	89,883
Bilia A.B. - Class A (Sweden)	47,532	703,625
Delek Automotive Systems, Ltd. (Israel)	38,197	466,907
Doshisha Co., Ltd. (Japan)	16,400	277,587
EDION Corp. (Japan)	33,500	375,543
Geo Holdings Corp. (Japan)	20,500	220,413
Halfords Group PLC (United Kingdom) (a)	82,088	429,999
Harvey Norman Holdings, Ltd. (Australia)	266,051	1,162,850

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Discretionary - 14.4% (Continued)
Retailing - 6.4% (Continued)
Hornbach Baumarkt A.G. (Germany)	19,838	$833,754
Hornbach Holding A.G. & Co. KGaA (Germany)	17,167	1,676,030
IDOM, Inc. (Japan)	50,000	327,003
JB Hi-Fi, Ltd. (Australia)	9,450	372,987
Joyful Honda Co. (Japan)	16,380	212,704
Komeri Co., Ltd. (Japan)	20,300	566,116
K’s Holdings Corp. (Japan)	74,300	1,022,768
Nafco Co., Ltd. (Japan)	12,700	245,820
Nick Scali, Ltd. (Australia)	124,552	945,259
Nishimatsuya Chain Co., Ltd. (Japan)	9,100	137,409
Super Retail Group, Ltd. (Australia)	74,395	668,416
XEBIO Holdings Co., Ltd. (Japan)	23,600	199,957
		12,501,693
Consumer Staples - 5.7%
Food & Staples Retailing - 2.2%
Arcs Co., Ltd. (Japan)	27,159	587,745
Axial Retailing, Inc. (Japan)	6,100	265,867
Cawachi, Ltd. (Japan)	11,900	310,020
Conviviality PLC (United Kingdom) (a) (b)	284,313	0
GrainCorp., Ltd. (Australia)	302,505	1,210,148
Life Corp. (Japan)	23,700	723,882
Retail Partners Co., Ltd. (Japan)	29,492	371,033
S Foods, Inc. (Japan)	13,000	445,367
Valor Holdings Co., Ltd. (Japan)	21,900	493,035
		4,407,097
Food, Beverage & Tobacco - 3.5%
Bakkavor Group PLC (United Kingdom) (a)	84,642	137,681
Feed One Co., Ltd. (Japan)	47,749	395,098
Glanbia PLC (Ireland)	15,300	227,002
Japfa, Ltd. (Singapore)	1,402,363	955,192
Origin Enterprises PLC (Ireland) (a)	72,598	331,925
Prima Meat Packers, Ltd. (Japan)	35,500	1,120,959
Scandi Standard A.B. (Sweden) (a)	10,974	79,616
Scandinavian Tobacco Group A/S (Denmark) (a)	89,286	1,713,792
Strauss Group, Ltd. (Israel)	9,288	250,269

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Staples - 5.7% (Continued)
Food, Beverage & Tobacco - 3.5% (Continued)
Tate & Lyle PLC (United Kingdom)	141,883	$1,496,718
Vilmorin & Cie S.A. (France)	616	43,763
		6,752,015
Energy - 1.5%
Energy - 1.5%
Beach Energy, Ltd. (Australia)	113,907	148,952
BW LPG, Ltd. (Norway)	44,507	305,578
Cosmo Energy Holdings Co., Ltd. (Japan)	11,000	262,679
CropEnergies A.G. (Germany)	6,968	97,691
Delek Group, Ltd. (Israel) (a)	12,966	653,179
Diversified Gas & Oil PLC (United Kingdom)	854,300	1,307,284
Z Energy, Ltd. (New Zealand) (a)	46,127	91,259
		2,866,622
Financials - 10.8%
Banks - 4.0%
Bank of Georgia Group PLC (United Kingdom) (a)	31,809	482,321
Bank of Queensland, Ltd. (Australia)	235,404	1,551,045
Bank of Saga, Ltd. (The) (Japan)	12,100	161,469
BAWAG Group A.G. (Austria)	7,140	368,173
Bendigo and Adelaide Bank (Australia)	22,474	172,138
Juroku Bank, Ltd. (The) (Japan)	17,900	357,590
Mebuki Financial Group, Inc. (Japan)	212,100	500,463
Musashino Bank Ltd. (The) (Japan)	22,000	363,539
Nishi-Nippon Financial Holdings, Inc. (Japan)	61,900	444,650
Norwegian Finans Holding A.S.A. (Norway) (a)	126,159	1,420,230
OSB Group PLC (United Kingdom) (a)	137,659	808,554
TBC Bank Group PLC (United Kingdom) (a)	32,713	443,853
Tokyo Kiraboshi Financial Group, Inc. (Japan)	24,000	303,984
Yamaguchi Financial Group, Inc. (Japan)	64,500	428,715
		7,806,724
Diversified Financials - 4.5%
Anima Holding S.p.A. (Italy)	354,200	1,822,637
Burford Capital, Ltd. (Guernsey) (a)	121,284	1,050,146
Credit Saison Co., Ltd. (Japan)	38,700	466,446
DWS Group GmbH & Co. KGaA (Germany)	15,614	674,852

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 10.8% (Continued)
Diversified Financials - 4.5% (Continued)
Fuyo General Lease Co., Ltd. (Japan)	8,511	$586,660
IG Group Holdings PLC (United Kingdom)	65,388	811,892
Investec PLC (United Kingdom)	162,172	490,187
Jupiter Fund Management PLC (United Kingdom)	96,762	371,613
Mizuho Leasing Co., Ltd. (Japan)	11,600	348,740
Pendal Group, Ltd. (Australia)	208,431	1,031,594
Resurs Holding A.B. (Sweden)	130,428	713,485
Sun Hung Kai & Co., Ltd. (Hong Kong)	751,424	382,772
		8,751,024
Insurance - 2.3%
ASR Nederland N.V. (Netherlands)	32,818	1,466,342
Helvetia Holding A.G. (Switzerland)	2,557	300,196
Migdal Insurance and Financial Holdings, Ltd. (Israel) (a)	669,792	775,758
Protector Forsikring A.S.A. (Norway) (a)	29,820	312,370
Unipol Gruppo S.p.A. (Italy)	208,341	1,160,119
Vienna Insurance Group A.G. (Austria)	15,121	391,763
		4,406,548
Health Care - 6.9%
Health Care Equipment & Services - 4.3%
Ambea A.B. (Sweden) (a)	81,181	673,709
Ansell, Ltd. (Australia)	8,940	267,275
Ascom Holding A.G. (Switzerland) (a)	16,120	247,906
Coltene Holding A.G. (Switzerland) (a)	837	106,990
CompuGroup Medical S.E. & Co. KgaA (Germany)	1,492	126,061
Draegerwerk A.G. & Co. KGaA (Germany)	8,585	650,869
Galenica A.G. (Switzerland)	12,984	809,655
Getinge A.B. - B Shares (Sweden)	53,327	1,481,109
H.U. Group Holdings, Inc. (Japan)	22,900	769,607
Healius, Ltd. (Australia)	332,545	1,034,551
Humana A.B. (Sweden) (a)	52,974	445,238
InMode, Ltd. (Israel) (a)	10,900	788,833
Oceania Healthcare, Ltd. (New Zealand)	94,466	84,486
UDG Healthcare PLC (United Kingdom)	27,850	301,553
Vital KSK Holdings, Inc. (Japan)	65,900	470,080
		8,257,922

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Health Care - 6.9% (Continued)
Health Care Equipment & Supplies - 0.3%
BML, Inc. (Japan)	16,500	$571,280

Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
Clinigen Group PLC (United Kingdom)	102,469	1,095,415
Dechra Pharmaceuticals PLC (United Kingdom)	4,599	217,451
Fuso Pharmaceutical Industries, Ltd. (Japan)	6,000	138,101
Gerresheimer A.G. (Germany)	11,497	1,141,495
Hikma Pharmaceuticals PLC (United Kingdom)	21,588	677,159
Siegfried Holding A.G. (Switzerland)	452	372,493
Tecan Group A.G. (Switzerland) (a)	415	184,132
Towa Pharmaceutical Co., Ltd. (Japan)	26,673	589,403
United Laboratories International Holdings, Ltd. (The) (Hong Kong)	146,000	108,141
		4,523,790
Industrials - 23.1%
Capital Goods - 14.7%
Aichi Corp. (Japan)	34,778	280,154
Andritz A.G. (Austria)	8,286	372,294
Balfour Beatty PLC (United Kingdom) (a)	35,318	143,707
Bucher Industries A.G. (Switzerland)	216	110,080
Caesarstone, Ltd. (Israel)	56,700	778,491
Danieli & C. Officine Meccaniche S.p.A. (Italy)	39,886	610,681
Ebara Corp. (Japan) (a)	2,400	97,923
Emeco Holdings, Ltd. (Australia) (a)	786,209	569,607
Fukuda Corp. (Japan) (a)	4,459	213,022
GECOSS Corp. (Japan)	15,200	132,370
IMI PLC (United Kingdom)	76,144	1,399,641
Implenia A.G. (Switzerland) (a)	20,731	571,710
Inabata & Co., Ltd. (Japan)	68,200	1,023,021
Inwido A.B. (Sweden) (a)	87,708	1,446,800
Kamei Corp. (Japan)	16,200	182,157
Kandenko Co., Ltd. (Japan)	68,900	603,703
Keller Group PLC (United Kingdom)	54,533	604,394
Kinden Corp. (Japan)	5,600	95,485
Kongsberg Gruppen A.S.A. (Norway)	23,660	542,964

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 23.1% (Continued)
Capital Goods - 14.7% (Continued)
Kumagai Gumi Co., Ltd. (Japan)	55,000	$1,492,099
Maeda Corp. (Japan)	56,200	485,333
Mirait Holdings Corp. (Japan)	27,900	460,421
Morgan Sindall Group PLC (United Kingdom)	26,502	644,978
Nichireki Co., Ltd. (Japan)	27,600	394,381
Nitto Kogyo Corp. (Japan)	24,400	447,964
Noritz Corp. (Japan) (a)	17,000	271,251
NRW Holdings, Ltd. (Australia)	792,527	1,191,814
OSJB Holdings Corp. (Japan)	50,100	138,017
Peab A.B. - Class B (Sweden)	26,655	322,407
Penta-Ocean Construction Co., Ltd. (Japan)	22,300	175,249
PER Aarsleff Holdings A/S (Denmark)	28,020	1,216,827
Raito Kogyo Co., Ltd. (Japan)	23,900	406,868
Rexel S.A. (France) (a)	38,968	771,096
Rheinmetall A.G. (Germany)	5,477	555,322
Sanwa Holdings Corp. (Japan)	7,700	100,862
Semperit A.G. Holding (Austria) (a)	14,147	629,156
Signify N.V. (Netherlands) (a)	24,207	1,244,653
Sulzer A.G. (Switzerland)	4,324	487,110
Sumitomo Heavy Industries, Ltd. (Japan)	3,300	91,753
Takeuchi Manufacturing Co., Ltd. (Japan)	26,200	732,866
Tarkett S.A. (France) (a)	11,490	183,220
TOA Corp. (Japan)	44,100	974,368
Toenec Corp. (Japan)	5,007	177,301
Uponor OYJ (Finland)	40,519	899,061
Veidekke A.S.A. (Norway) (a)	18,294	253,942
Vesuvius PLC (United Kingdom)	89,857	668,024
Wakita & Co., Ltd. (Japan)	34,100	308,197
Xinyi Glass Holdings, Ltd. (Hong Kong)	88,000	289,095
Yahagi Construction Co., Ltd. (Japan)	18,200	138,257
Yamabiko Corp. (Japan)	32,700	363,544
Yangzijiang Shipbuildings Holdings, Ltd. (Singapore)	882,500	842,048
Yokogawa Bridge Holdings Corp. (Japan)	27,000	500,469
Yurtec Corp. (Japan)	50,407	371,159

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 23.1% (Continued)
Capital Goods - 14.7% (Continued)
Zehnder Group A.G. (Switzerland)	6,626	$528,331
		28,535,647
Commercial & Professional Services - 2.9%
Derichebourg S.A. (France) (a)	155,972	1,276,026
DKSH Holding A.G. (Switzerland)	1,298	99,677
Intrum A.B. (Sweden)	41,534	1,333,806
Matsuda Sangyo Co., Ltd. (Japan)	4,135	76,311
Nissha Co., Ltd. (Japan)	40,500	503,152
Okamura Corp. (Japan)	34,729	408,190
Prosegur Seguridad (Spain)	196,544	624,425
Serco Group PLC (United Kingdom) (a)	49,646	94,049
SG Fleet Group, Ltd. (Australia)	101,409	199,227
Smartgroup Corp., Ltd. (Australia)	105,599	509,897
World Holdings Co., Ltd. (Japan)	17,600	456,783
		5,581,543
Transportation - 5.5%
bpost S.A. (Belgium)	154,094	1,471,276
Compania de Distribucion Integral Logista Holdings S.A. (Spain)	30,392	602,843
D/S Norden A/S (Denmark)	44,432	1,028,836
Golden Ocean Group, Ltd. (Norway) (a)	34,104	236,863
Hamakyorex Co., Ltd. (Japan)	4,086	120,072
Kintetsu World Express, Inc. (Japan)	7,000	181,944
Mitsui OSK Lines, Ltd. (Japan)	31,300	1,101,330
Mitsui-Soko Holdings Co., Ltd. (Japan)	19,129	375,612
Nobina A.B. (Sweden) (a)	100,261	840,966
PostNL N.V. (Netherlands) (a)	244,981	1,187,178
Redde Northgate PLC (United Kingdom)	437,762	1,859,640
Royal Mail PLC (United Kingdom) (a)	260,030	1,809,604
		10,816,164
Information Technology - 9.1%
Semiconductors & Semiconductor Equipment - 0.4%
Ferrotec Holdings Corp. (Japan)	26,500	532,496
Melexis N.V. (Belgium)	837	88,509
Shinko Electric Industries Co., Ltd. (Japan)	3,600	112,037
		733,042

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 9.1% (Continued)
Software & Services - 4.4%
ATEA A.S.A. (Norway)	54,764	$930,580
Aubay (France)	1,392	70,334
Avast PLC (United Kingdom)	77,501	487,078
Computacenter PLC (United Kingdom)	60,493	1,976,054
Econocom Group S.A./N.V. (Belgium)	167,699	656,838
Formula Systems (1985), Ltd. (Israel)	1,009	89,231
Hansen Technologies, Ltd. (Australia)	337,328	1,394,658
Magic Software Enterprises, Ltd. (Israel)	11,761	182,683
Micro Focus International PLC (United Kingdom)	48,842	373,089
Software A.G. (Germany)	21,662	912,272
Sopra Steria Group (France) (a)	1,740	290,660
TietoEVRY OYJ (Finland)	40,110	1,242,499
		8,605,976
Technology Hardware & Equipment - 4.3%
ADVA Optical Networking S.E. (Germany) (a)	33,324	395,480
ALSO Holding A.G. (Switzerland) (a)	3,811	1,095,652
Canon Marketing Japan, Inc. (Japan)	19,200	427,323
CONEXIO Corp. (Japan)	35,561	446,231
Daiwabo Holdings Co., Ltd. (Japan)	106,000	1,614,052
Hakuto Co., Ltd. (Japan)	12,700	147,111
Hosiden Corp. (Japan)	82,800	866,543
Ituran Location and Control, Ltd. (Israel)	9,755	207,099
Logitech International S.A. (Switzerland)	2,304	241,658
MCJ Co., Ltd. (Japan)	137,100	1,195,540
Nippon Electric Glass Co., Ltd. (Japan)	25,300	588,068
SoftwareOne Holding A.G. (Switzerland) (a)	37,793	972,848
Spectris PLC (United Kingdom)	2,335	107,099
		8,304,704
Materials - 8.7%
Materials - 8.7%
Aperam S.A. (France)	28,865	1,297,320
Asahi Holdings, Inc. (Japan)	45,800	879,740
Bekaert S.A. (Belgium)	14,191	593,215
Denka Co., Ltd. (Japan)	8,600	343,958
Elkem A.S.A. (Norway)	124,720	543,355

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Materials - 8.7% (Continued)
Materials - 8.7% (Continued)
Ferrexpo PLC (United Kingdom)	420,641	$2,171,852
Fletcher Building, Ltd. (New Zealand)	238,106	1,179,539
Godo Steel, Ltd. (Japan)	20,150	396,621
Kureha Corp. (Japan)	14,300	989,227
Mineral Resources, Ltd. (Australia)	39,120	1,135,659
Mitsui Mining and Smelting Co., Ltd. (Japan)	4,200	146,150
Mount Gibson Iron, Ltd. (Australia)	895,470	518,781
Perenti Global, Ltd. (Australia)	263,611	204,427
Ramelius Resources, Ltd. (Australia)	209,070	235,400
Rengo Co., Ltd. (Japan)	102,100	887,927
Salzgitter A.G. (Germany)	19,741	616,274
Sandfire Resources, Ltd. (Australia)	295,386	1,204,449
SSAB A.B. - B Shares (Sweden) (a)	89,715	434,208
Tokuyama Corp. (Japan)	56,000	1,416,842
Vetropack Holding A.G. (Switzerland)	10,434	655,263
Vicat S.A. (France) (a)	9,705	470,827
Wacker Chemie A.G. (Germany)	2,164	307,777
Yodogawa Steel Works, Ltd. (Japan)	7,303	162,097
Zeon Corp. (Japan)	6,200	99,316
		16,890,224
Real Estate - 10.9%
Real Estate - 10.9%
Allreal Holding A.G. (Switzerland)	3,890	783,730
Blue Square Real Estate, Ltd. (Israel)	2,752	190,792
BMO Commercial Property Trust, Ltd. (Guernsey)	718,982	701,805
Centuria Office REIT (Australia)	421,960	645,341
Civitas Social Housing PLC (United Kingdom)	690,079	1,025,446
Corestate Capital Holding S.A. (Germany)	50,919	844,670
Cromwell European Real Estate Investment Trust (Singapore)	492,595	263,325
Cromwell Property Group (Australia)	473,126	297,393
Dios Fastigheter A.B. (Sweden)	110,779	910,784

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Real Estate - 10.9% (Continued)
Real Estate - 10.9% (Continued)
Eagle Hospitality Trust (Singapore) (a) (b)	1,204,600	$165,030
Eurocommercial Properties N.V. ADR (Netherlands) (a)	83,041	1,827,348
First Real Estate Investment Trust (Singapore)	750,503	128,491
Frontier Real Estate Investment Corp. (Japan)	268	1,144,372
Goldcrest Co., Ltd. (Japan)	31,600	485,203
Grainger PLC (United Kingdom)	23,169	85,130
Irongate Group (Australia) (c)	305,844	313,627
Japan Prime Realty Investment Corp. (Japan)	155	579,495
K Wah International Holdings, Ltd. (Hong Kong)	767,000	398,481
Kenedix Retail REIT Corp. (Japan)	242	588,527
Keppel Pacific Oak US REIT (Singapore)	790,000	569,353
Kerry Properties, Ltd. (Hong Kong)	203,500	658,143
Lar Espana Real Estate Socimi S.A. (Spain) (a)	24,673	147,517
LondonMetric Property PLC (Ireland)	117,004	344,462
Mercialys S.A. (France)	59,731	657,471
MIRAI Corp. (Japan)	3,028	1,317,408
NewRiver REIT PLC (United Kingdom) (a) (c)	211,652	273,672
Norstar Holdings, Inc. (Israel)	15,515	118,207
Nyfosa A.B. (Sweden) (a)	89,878	924,119
Raysum Co., Ltd. (Japan)	24,900	203,297
Regional REIT, Ltd. (United Kingdom)	210,086	228,453
Safestore Holdings PLC (United Kingdom)	31,053	340,524
Sasseur Real Estate Investment Trust (Singapore)	381,300	252,524
Savills PLC (United Kingdom) (a)	18,107	285,116
Selvaag Bolig A.S.A. (Norway)	104,709	772,433
Star Asia Investment Corp. (Japan)	2,101	1,001,122
Starts Proceed Investment Corp. (Japan) (a)	218	443,501
Takara Leben Real Estate Investment Trust Corp. (Japan)	532	525,407
Yanlord Land Group, Ltd. (Singapore)	751,774	694,706
		21,136,425
Utilities - 2.7%
Utilities - 2.7%
A2A S.p.A. (Italy)	647,549	1,178,236
BKW A.G. (Switzerland)	7,148	778,279
Contact Energy, Ltd. (New Zealand)	18,018	88,386

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Utilities - 2.7% (Continued)
Utilities - 2.7% (Continued)
Drax Group PLC (United Kingdom)	248,162	$1,436,776
Electric Power Development Co., Ltd. (Japan)	10,900	190,742
EVN A.G. (Austria)	4,721	101,537
Genesis Energy, Ltd. (New Zealand)	62,130	151,546
Hokkaido Electric Power Co., Inc. (Japan)	101,200	462,771
Nippon Gas Co., Ltd. (Japan)	34,500	600,922
Rubis SCA (France)	2,998	141,836
Sembcorp Industries, Ltd. (Singapore)	137,200	188,071
		5,319,102

Total Common Stocks (Cost $162,579,175)		$191,324,680

PREFERRED STOCKS - 0.4%	Shares	Value
Health Care - 0.2%
Health Care Equipment & Services - 0.2%
Draegerwerk A.G. & Co. KGaA (Germany)	3,823	$307,453

Materials - 0.2%
Materials - 0.2%
STO S.E. & Co. KGaA (Germany)	2,339	433,250

Total Preferred Stocks (Cost $455,135)		$740,703

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

RIGHTS - 0.0% (d)	Shares	Value
Industrials - 0.0% (d)
Commercial & Professional Services - 0.0% (d)
SG Fleet Group, Ltd. (Cost $900)	13,628	$1,553

Investments at Value - 98.8% (Cost $163,035,210)		$192,066,936

Other Assets in Excess of Liabilities - 1.2%		2,413,226

Net Assets - 100.0%		$194,480,162

(a)	Non-income producing security.

(b)	Level 3 securities fair valued under procedures established by the Board of Trustees, represent 0.1% of net assets. The total value of these securities is $254,913.

(c)	Restricted Security. See the table on the following page for additional information.

(d)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
Country Breakdown
March 31, 2021 (Unaudited)

Country	Value	% of Net Assets
Japan	$54,313,078	27.9%
United Kingdom	32,349,825	16.6%
Australia	17,343,249	8.9%
Sweden	13,775,468	7.1%
Germany	9,753,153	5.0%
Switzerland	8,345,710	4.3%
France	7,388,126	3.8%
Italy	5,791,575	3.0%
Netherlands	5,725,521	3.0%
Norway	5,318,315	2.7%
Israel	5,218,315	2.7%
Singapore	4,148,623	2.1%
Denmark	3,959,455	2.0%
Spain	3,710,752	1.9%
Hong Kong	3,611,797	1.9%
Belgium	2,809,838	1.5%
Finland	2,141,560	1.1%
Austria	2,112,020	1.1%
Guernsey	1,751,951	0.9%
New Zealand	1,595,216	0.8%
Ireland	903,389	0.5%
Total Investments	$192,066,936	98.8%
Other Assets in Excess of Liabilities	2,413,226	1.2%
Net Assets	$194,480,162	100.0%

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
RESTRICTED SECURITIES
March 31, 20201 (Unaudited)

				Value as a
				Percentage of
Issuer Description	Acquisition Dates	Cost	Value	Net Assets
Irongate Group (Australia)	06/12/20-06/15/20	$244,481	$313,627	0.16%
NewRiver REIT PLC (United Kingdom)	02/13/18-05/11/20	162,795	273,672	0.14%
		$407,276	$587,299	0.30%

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Communication Services - 4.7%
Media & Entertainment - 2.1%
4Imprint Group PLC (United Kingdom)	18,000	$607,640
MarkLines Co., Ltd. (Japan)	21,711	491,671
		1,099,311
Telecommunication Services - 2.6%
KINX, Inc. (South Korea)	20,285	1,350,013

Consumer Discretionary - 27.4%
Consumer Durables & Apparel - 1.7%
MIPS A.B. (Sweden)	12,559	899,559

Consumer Services - 17.9%
Enlabs A.B. (Sweden) (a)	403,100	2,446,371
Evolution Gaming Group A.B. (Sweden)	25,300	3,725,972
Fu Shou Yuan International Group, Ltd. (China)	829,247	852,703
NEOGAMES S.A. (Luxembourg) (a)	25,500	912,135
Pollard Banknote, Ltd. (Canada)	34,400	1,412,874
		9,350,055
Retailing - 7.8%
Betterware de Mexico S.A.B. de C.V. (Mexico)	11,420	442,297
boohoo Group PLC (United Kingdom) (a)	185,340	867,772
China Meidong Auto Holdings, Ltd. (Hong Kong)	278,500	1,293,426
Webjet, Ltd. (Australia) (a)	342,442	1,460,353
		4,063,848
Consumer Staples - 3.8%
Food & Staples Retailing - 3.8%
Naked Wines PLC (United Kingdom) (a)	109,720	1,135,874
Yifeng Pharmacy Chain Co., Ltd. - Class A (China)	61,260	831,523
		1,967,397
Financials - 7.2%
Banks - 2.0%
Mortgage Advice Bureau Holdings, Ltd. (United Kingdom)	67,249	1,042,901

Diversified Financials - 5.2%
Azimut Holdings S.p.A. (Italy)	29,177	664,448

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 7.2% (Continued)
Diversified Financials - 5.2% (Continued)
Korea Ratings Corp. (South Korea)	6,500	$511,350
M&A Capital Partners Co., Ltd. (Japan) (a)	10,812	539,541
Strike Co., Ltd. (Japan)	25,640	1,025,555
		2,740,894
Health Care - 3.0%
Pharmaceuticals, Biotechnology & Life Sciences - 3.0%
Essex Bio-Technology, Ltd. (Hong Kong)	565,000	378,657
SwedenCare A.B. (Sweden)	25,010	1,199,945
		1,578,602
Industrials - 21.6%
Capital Goods - 8.2%
Diploma PLC (United Kingdom)	27,980	983,687
IMCD N.V. (Netherlands)	6,640	920,222
Instalco A.B. (Sweden)	64,600	2,365,424
		4,269,333
Commercial & Professional Services - 11.8%
Boyd Group Services, Inc. (Canada)	6,415	1,086,878
Clipper Logistics PLC (United Kingdom)	275,698	2,249,882
GFL Environmental, Inc. (Canada)	46,868	1,637,072
Nihon M&A Center, Inc. (Japan)	16,860	457,287
SMS Co., Ltd. (Japan)	24,990	765,152
		6,196,271
Transportation - 1.6%
InPost S.A. (Luxembourg) (a)	50,100	820,277

Information Technology - 31.2%
Semiconductors & Semiconductor Equipment - 1.5%
Lasertec Corp. (Japan)	5,700	752,723

IT Services - 18.2%
Appen, Ltd. (Australia)	69,210	837,470
Autohome, Inc. ADR (China)	3,463	322,994
BASE, Inc. (Japan) (a)	41,750	606,053
CANCOM S.E. (Germany)	11,730	676,240
Constellation Software, Inc. (Canada)	1,947	2,718,817

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Information Technology - 31.2% (Continued)
IT Services - 18.2% (Continued)
Keywords Studios PLC (Ireland) (a)	52,689	$1,869,532
Momo, Inc. ADR (China)	51,820	763,827
PagSeguro Digital, Ltd. - Class A (Brazil) (a)	9,113	421,932
Sansan, Inc. (Japan) (a)	8,600	742,354
Softcat PLC (United Kingdom)	21,563	538,904
		9,498,123

Software - 10.1%
Fortnox A.B. (Sweden)	10,924	486,592
GB Group PLC (United Kingdom)	87,923	1,027,786
LiveChat Software S.A. (Poland)	31,985	1,018,169
Logo Yazilim Sanayi Ve Ticaret A.S. (Turkey) (a)	33,160	625,000
Sinch A.B. (Sweden) (a)	5,175	909,681
Topicus.com, Inc. (Canada) (a)	18,942	1,243,991
		5,311,219
Technology Hardware & Equipment - 1.4%
PAX Global Technology, Ltd. (China)	688,200	744,883

Investments at Value - 98.9% (Cost $32,942,474)		$51,685,409

Other Assets in Excess of Liabilities - 1.1%		590,649

Net Assets - 100.0%		$52,276,058

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
Country Breakdown
March 31, 2021 (Unaudited)

Country	Value	% of Net Assets
Sweden	$12,033,544	23.0%
United Kingdom	8,454,446	16.2%
Canada	8,099,632	15.5%
Japan	5,380,336	10.3%
China	3,515,930	6.7%
Australia	2,297,823	4.4%
Ireland	1,869,532	3.6%
South Korea	1,861,363	3.6%
Luxembourg	1,732,412	3.3%
Hong Kong	1,672,083	3.2%
Poland	1,018,169	1.9%
Netherlands	920,222	1.8%
Germany	676,240	1.3%
Italy	664,448	1.3%
Turkey	625,000	1.2%
Mexico	442,297	0.8%
Brazil	421,932	0.8%
Total Investments	$51,685,409	98.9%
Other Assets in Excess of Liabilities	590,649	1.1%
Net Assets	$52,276,058	100.0%

See notes to Quarterly Statements of Investments.

SBH FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
March 31, 2021 (Unaudited)

						Asset Derivatives	Liability Derivatives
	Settlement	Fund	U.S. $ Value at	Fund	U.S. $ Value at	Unrealized	Unrealized
Counterparty	Date	Receiving	March 31, 2021	Delivering	March 31, 2021	Appreciation	Depreciation
BNY Mellon	6/24/2021	AED	60,522	USD	60,492	$30	$—
BNY Mellon	6/24/2021	AUD	781,627	USD	789,234	—	(7,607)
BNY Mellon	6/24/2021	BRL	694,011	USD	686,393	7,618	—
BNY Mellon	6/24/2021	CHF	1,826,978	USD	1,854,141	—	(27,163)
BNY Mellon	6/24/2021	CLP	112,031	USD	109,796	2,235	—
BNY Mellon	6/24/2021	COP	32,745	USD	33,005	—	(260)
BNY Mellon	6/24/2021	CZK	4,174	USD	4,194	—	(20)
BNY Mellon	6/24/2021	DKK	553,781	USD	562,543	—	(8,762)
BNY Mellon	6/24/2021	EUR	5,321,303	USD	5,411,883	—	(90,580)
BNY Mellon	6/24/2021	HUF	10,021	USD	10,032	—	(11)
BNY Mellon	6/24/2021	IDR	247,121	USD	248,601	—	(1,480)
BNY Mellon	6/24/2021	ILS	662,742	USD	665,423	—	(2,681)
BNY Mellon	6/24/2021	INR	1,984,261	USD	1,979,338	4,923	—
BNY Mellon	6/24/2021	JPY	5,100,080	USD	5,221,705	—	(121,625)
BNY Mellon	6/24/2021	KRW	459,688	USD	458,810	878	—
BNY Mellon	6/24/2021	KWD	86,799	USD	86,541	258	—
BNY Mellon	6/24/2021	MXP	219,072	USD	209,988	9,084	—
BNY Mellon	6/24/2021	NOK	796,244	USD	793,092	3,152	—
BNY Mellon	6/24/2021	NZD	339,690	USD	347,076	—	(7,386)
BNY Mellon	6/24/2021	PHP	96,295	USD	96,159	136	—
BNY Mellon	6/24/2021	QAR	99,701	USD	99,709	—	(8)
BNY Mellon	6/24/2021	RUB	146,769	USD	148,945	—	(2,176)
BNY Mellon	6/24/2021	SAR	281,658	USD	281,452	206	—
BNY Mellon	6/24/2021	SGD	593,400	USD	593,849	—	(449)
BNY Mellon	6/24/2021	THB	424,949	USD	436,110	—	(11,161)
BNY Mellon	6/24/2021	TWD	2,563,598	USD	2,623,871	—	(60,273)
BNY Mellon	6/24/2021	USD	3,375,556	CAD	3,409,611	—	(34,055)
BNY Mellon	6/24/2021	USD	576,552	CNY	574,626	1,926	—
BNY Mellon	6/24/2021	USD	3,812,456	GBP	3,800,280	12,176	—
BNY Mellon	6/24/2021	USD	994,562	HKD	993,044	1,518	—
BNY Mellon	6/24/2021	USD	843,834	PLN	823,927	19,907	—
BNY Mellon	6/24/2021	USD	8,980,036	SEK	8,792,672	187,364	—
BNY Mellon	6/24/2021	USD	396,858	TRY	360,443	36,415	—
BNY Mellon	6/24/2021	ZAR	414,948	USD	396,849	18,099	—
Total						$305,925	$(375,697)

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Communication Services - 4.7%
Media & Entertainment - 4.7%
Alphabet, Inc. - Class C (a)	423	$875,030
Comcast Corp. - Class A	13,399	725,020
		1,600,050
Consumer Discretionary - 15.1%
Consumer Durables & Apparel - 4.2%
adidas A.G. (Germany) (a)	2,127	664,247
LVMH Moet Hennessy Louis Vuitton S.E. (France)	1,124	750,543
		1,414,790
Consumer Services - 4.8%
Compass Group PLC (United Kingdom) (a)	30,190	609,905
Darden Restaurants, Inc.	3,063	434,946
Starbucks Corp.	5,529	604,154
		1,649,005
Retailing - 6.1%
Amazon.com, Inc. (a)	273	844,684
Home Depot, Inc. (The)	2,326	710,011
O’Reilly Automotive, Inc. (a)	1,019	516,888
		2,071,583
Consumer Staples - 9.0%
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	1,142	402,532

Food, Beverage & Tobacco - 7.8%
Asahi Group Holdings, Ltd. (Japan)	13,500	571,445
Diageo PLC (United Kingdom)	13,775	565,854
Hain Celestial Group, Inc. (The) (a)	11,184	487,622
Kerry Group PLC - Class A (Ireland)	4,180	521,873
Mondel z International, Inc. - Class A	8,315	486,677
		2,633,471
Energy - 1.8%
Energy - 1.8%
Chevron Corp.	5,985	627,168

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Financials - 13.3%
Banks - 4.2%
JPMorgan Chase & Co.	6,196	$943,217
Western Alliance Bancorp	4,989	471,161
		1,414,378
Diversified Financials - 3.3%
Partners Group Holding A.G. (Switzerland)	504	644,150
S&P Global, Inc.	1,325	467,553
		1,111,703
Insurance - 5.8%
Aon PLC - Class A (Ireland)	2,906	668,700
Globe Life, Inc.	7,227	698,345
Reinsurance Group of America, Inc.	4,789	603,653
		1,970,698
Health Care - 13.7%
Health Care Equipment & Services - 6.0%
Alcon, Inc. (Switzerland) (a)	10,144	711,906
Lonza Group A.G. (Switzerland)	1,027	574,468
UnitedHealth Group, Inc.	2,043	760,139
		2,046,513
Health Care Equipment & Supplies - 1.6%
Koninklijke Philips N.V. (Netherlands)	9,460	539,291

Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
Bio-Techne Corp.	1,994	761,569
Charles River Laboratories International, Inc. (a)	2,492	722,256
Zoetis, Inc.	3,688	580,786
		2,064,611
Industrials - 9.7%
Capital Goods - 8.4%
Deere & Co.	1,422	532,027
Quanta Services, Inc.	7,071	622,107
Raytheon Technologies Corp.	4,571	353,201
Rockwell Automation, Inc.	1,524	404,530
Sandvik AB (Sweden)	17,638	482,631
Schneider Electric S.E. (France)	2,900	441,634
		2,836,130

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Industrials - 9.7% (Continued)
Commercial & Professional Services - 1.3%
CoStar Group, Inc. (a)	554	$455,327

Information Technology - 23.9%
Semiconductors & Semiconductor Equipment - 8.9%
ASML Holding N.V. (Netherlands)	961	589,455
Marvell Technology Group, Ltd. (Bermuda)	14,308	700,806
Monolithic Power Systems, Inc.	1,193	421,380
NXP Semiconductors N.V. (Netherlands)	4,649	936,030
Renesas Electronics Corp. (Japan) (a)	34,200	374,436
		3,022,107
Software & Services - 10.7%
Adobe, Inc. (a)	953	453,028
Dassault Systemes S.E. (France)	3,765	804,475
Microsoft Corp.	5,145	1,213,037
ServiceNow, Inc. (a)	986	493,108
Visa, Inc. - Class A	3,087	653,610
		3,617,258
Technology Hardware & Equipment - 4.3%
Keysight Technologies, Inc. (a)	4,224	605,722
Telefonaktiebolaget LM Ericsson - B Shares (Sweden)	64,207	851,118
		1,456,840
Materials - 4.8%
Materials - 4.8%
FMC Corp.	2,877	318,225
Franco-Nevada Corp. (Canada)	3,806	476,854
Linde PLC (United Kingdom)	2,921	818,289
		1,613,368

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Utilities - 2.0%
Utilities - 2.0%
Enel S.p.A. (Italy)	68,823	$684,392

Investments at Value - 98.0% (Cost $28,187,457)		$33,231,215

Other Assets in Excess of Liabilities - 2.0%		675,713

Net Assets - 100.0%		$33,906,928

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting case. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
Country Breakdown
March 31, 2021 (Unaudited)

Country	Value	% of Net Assets
United States	$19,248,713	56.8%
Netherlands	2,064,776	6.1%
France	1,996,652	5.9%
United Kingdom	1,994,048	5.9%
Switzerland	1,930,524	5.7%
Sweden	1,333,749	3.9%
Ireland	1,190,573	3.5%
Japan	945,881	2.8%
Bermuda	700,806	2.1%
Italy	684,392	2.0%
Germany	664,247	1.9%
Canada	476,854	1.4%
Total Investments	$33,231,215	98.0%
Other Assets in Excess of Liabilities	675,713	2.0%
Net Assets	$33,906,928	100.0%

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Communication Services - 10.3%
Media & Entertainment - 10.3%
Alphabet, Inc. - Class C (a)	501	$1,036,384
Altice USA, Inc. - Class A (a)	8,748	284,573
Comcast Corp. - Class A	7,730	418,270
Walt Disney Co. (The) (a)	2,808	518,132
		2,257,359
Consumer Discretionary - 13.9%
Consumer Services - 5.2%
Chipotle Mexican Grill, Inc. (a)	220	312,580
Darden Restaurants, Inc.	2,141	304,022
Starbucks Corp.	4,713	514,990
		1,131,592
Retailing - 8.7%
Amazon.com, Inc. (a)	318	983,917
Dollar General Corp.	1,730	350,532
eBay, Inc.	4,428	271,171
Ross Stores, Inc.	2,535	303,972
		1,909,592
Consumer Staples - 5.9%
Food & Staples Retailing - 0.7%
Walmart, Inc.	1,194	162,181

Food, Beverage & Tobacco - 3.6%
Hain Celestial Group, Inc. (The) (a)	9,925	432,730
Mondel z International, Inc. - Class A	5,891	344,800
		777,530
Household & Personal Products - 1.6%
Estée Lauder Cos., Inc. (The) - Class A	1,200	349,020

Energy - 1.6%
Energy - 1.6%
Chevron Corp.	3,319	347,798

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Financials - 12.4%
Banks - 4.6%
JPMorgan Chase & Co.	4,623	$703,759
U.S. Bancorp	5,410	299,227
		1,002,986
Diversified Financials - 4.8%
Blackstone Group, L.P. (The) - Class A	5,547	413,418
MSCI, Inc.	741	310,687
S&P Global, Inc.	953	336,285
		1,060,390
Insurance - 3.0%
Arthur J. Gallagher & Co.	2,444	304,938
Reinsurance Group of America, Inc.	2,721	342,982
		647,920
Health Care - 13.8%
Health Care Equipment & Services - 9.5%
Abbott Laboratories	3,108	372,463
Alcon, Inc. (Switzerland) (a)	4,500	315,810
Danaher Corp.	1,894	426,301
Stryker Corp.	1,824	444,290
UnitedHealth Group, Inc.	1,400	520,898
		2,079,762
Pharmaceuticals, Biotechnology & Life Sciences - 4.3%
Bio-Techne Corp.	1,054	402,554
Vertex Pharmaceuticals, Inc. (a)	1,048	225,205
Zoetis, Inc.	2,087	328,661
		956,420
Industrials - 7.9%
Capital Goods - 6.9%
Deere & Co.	1,247	466,553
Grainger (W.W.), Inc.	781	313,126
Raytheon Technologies Corp.	4,913	379,627
Rockwell Automation, Inc.	1,331	353,301
		1,512,607
Commercial & Professional Services - 1.0%
Republic Services, Inc.	2,323	230,790

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Information Technology - 27.7%
Semiconductors & Semiconductor Equipment - 4.6%
NVIDIA Corp.	820	$437,823
Texas Instruments, Inc.	3,002	567,348
		1,005,171
Software & Services - 18.2%
Adobe, Inc. (a)	987	469,190
Autodesk, Inc. (a)	1,617	448,152
Fidelity National Information Services, Inc.	1,485	208,806
Intuit, Inc.	1,126	431,326
Microsoft Corp.	4,478	1,055,778
PayPal Holdings, Inc. (a)	2,429	589,858
ServiceNow, Inc. (a)	468	234,051
Visa, Inc. - Class A	2,631	557,062
		3,994,223
Technology Hardware & Equipment - 4.9%
Keysight Technologies, Inc. (a)	3,299	473,076
NCR Corp. (a)	8,739	331,645
Zebra Technologies Corp. - Class A (a)	538	261,027
		1,065,748
Materials - 2.4%
Materials - 2.4%
Air Products & Chemicals, Inc.	915	257,426
FMC Corp.	2,379	263,141
		520,567

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Real Estate - 1.4%
Real Estate - 1.4%
American Tower Corp.	1,309	$312,930

Investments at Value - 97.3% (Cost $17,878,444)		$21,324,586

Other Assets in Excess of Liabilities - 2.7%		598,599

Net Assets - 100.0%		$21,923,185

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS
March 31, 2021 (Unaudited)

CORPORATE BONDS - 84.2%	Coupon	Maturity	Par Value	Value
Finance - 5.7%
Banking - 4.0%
American Express Co.	3.700%	11/05/21	$715,000	$727,306
Bank of America Corp.	4.100%	07/24/23	680,000	734,574
				1,461,880
Other Finance - 1.7%
Moody’s Corp.	4.875%	02/15/24	575,000	635,605

Industrial - 67.0%
Automobile Manufacturing - 2.8%
General Motors Financial Co., Inc.	5.100%	01/17/24	665,000	735,410
Paccar Financial Corp.	0.800%	06/08/23	305,000	307,879
				1,043,289
Beverage / Bottling - 4.0%
Brown Forman Corp.	2.250%	01/15/23	403,000	413,518
Constellation Brands, Inc.	3.200%	02/15/23	650,000	680,150
Keurig Dr. Pepper, Inc.	4.057%	05/25/23	362,000	388,387
				1,482,055
Chemicals - 1.8%
Eastman Chemical Co.	7.250%	01/15/24	560,000	653,096

Construction Machinery - 3.4%
Caterpillar Financial Services Corp.	0.650%	07/07/23	735,000	738,638
CNH Industrial Capital LLC	4.875%	04/01/21	503,000	503,000
				1,241,638
Diversified Manufacturing - 4.7%
Amphenol Corp.	3.125%	09/15/21	357,000	360,207
Amphenol Corp.	3.200%	04/01/24	300,000	319,877
Honeywell International, Inc.	1.850%	11/01/21	400,000	403,229
Xylem, Inc.	4.875%	10/01/21	648,000	661,750
				1,745,063

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 84.2% (Continued)	Coupon	Maturity	Par Value	Value
Electronics - 5.6%
Analog Devices, Inc.	2.875%	06/01/23	$645,000	$674,655
Apple, Inc.	0.750%	05/11/23	150,000	151,588
Corning, Inc.	2.900%	05/15/22	415,000	424,358
Corning, Inc.	3.700%	11/15/23	150,000	160,599
Dell International, LLC/EMC Corp., 144A (a)	5.450%	06/15/23	615,000	672,107
				2,083,307
Food Processors - 1.6%
Kraft Heinz Foods Co.	4.000%	06/15/23	570,000	607,050

Healthcare Facilities / Supplies - 2.9%
Baxter International, Inc., Series J	2.400%	08/15/22	409,000	418,926
HCA, Inc.	4.750%	05/01/23	619,000	667,184
				1,086,110
Home Builders - 1.0%
KB Home	7.625%	05/15/23	325,000	352,219

Independent Energy - 2.1%
Apache Corp.	3.250%	04/15/22	370,000	373,237
PDC Energy, Inc.	1.125%	09/15/21	415,000	411,369
				784,606
Information / Data Technology - 3.5%
Fiserv, Inc.	3.800%	10/01/23	570,000	612,764
Paypal Holdings, Inc.	1.350%	06/01/23	665,000	676,758
				1,289,522
Media - Cable - 1.5%
Time Warner Cable, Inc.	4.000%	09/01/21	559,000	561,924

Media - Non-Cable - 4.7%
Discovery Communications LLC	2.950%	03/20/23	640,000	668,653
Omnicom GP/Omnicom Capital	3.625%	05/01/22	605,000	625,833
Walt Disney Co. (The)	7.750%	01/20/24	375,000	444,485
				1,738,971

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 84.2% (Continued)	Coupon	Maturity	Par Value	Value
Midstream Energy - 2.0%
Gulf South Pipeline Co., LP	4.000%	06/15/22	$335,000	$342,650
Williams Partners, LP	4.500%	11/15/23	370,000	402,926
				745,576
Other Industrial - 1.2%
Nature Conservancy	0.317%	07/01/21	450,000	449,978

Packaging - 3.7%
Ball Corp.	4.000%	11/15/23	636,000	676,147
Crown Americas LLC / Crown Americas Capital Corp. IV	4.500%	01/15/23	645,000	678,459
				1,354,606
Paper & Forest Products - 2.0%
Graphic Packaging International, Inc.	4.875%	11/15/22	541,000	565,345
Weyerhaeuser Co.	7.125%	07/15/23	155,000	177,011
				742,356
Railroads - 2.3%
Canadian Pacific Rail Road Co.	9.450%	08/01/21	345,000	355,009
Norfolk Southern Corp.	3.250%	12/01/21	475,000	480,653
				835,662
Refining - 1.8%
Phillips 66	3.700%	04/06/23	630,000	667,523

Services - 3.6%
QVC, Inc.	4.375%	03/15/23	596,000	624,310
Service Corp. International	8.000%	11/15/21	694,000	722,940
				1,347,250
Transportation Services - 3.1%
CSX Transportation, Inc.	6.251%	01/15/23	61,049	66,553
Delta Air Lines Pass Thru Trust, Series 2019-1, Class AA	3.204%	10/25/25	215,000	222,716
Fedex Corp.	3.400%	01/14/22	625,000	639,559
Hawaiian Airlines, Inc., Series 2013-1, Class B	4.950%	07/15/23	42,344	41,977
U.S. Airways, Series 2013-1, Class B	5.375%	05/15/23	160,399	161,091
				1,131,896

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 84.2% (Continued)	Coupon	Maturity	Par Value	Value
Vehicle Parts - 0.8%
Meritor, Inc.	6.250%	02/15/24	$300,000	$305,310

Wireless Telecommunications - 4.5%
American Tower Corp.	3.500%	01/31/23	700,000	736,533
Kroger Co. (The)	3.400%	04/15/22	241,000	246,716
T-Mobile USA, Inc.	4.000%	04/15/22	655,000	668,932
				1,652,181
Wireline Telecommunications - 2.4%
AT&T, Inc.	9.150%	02/01/23	200,000	230,821
Qwest Corp.	6.750%	12/01/21	652,000	674,005
				904,826
Utility - 11.5%
Electric - 9.9%
Delmarva Power & Light Co.	3.500%	11/15/23	295,000	315,957
Detroit Edison Co., Series 2012-A	2.650%	06/15/22	240,000	245,204
Dominion Energy, Inc., Series A-1 (Yield of Treasury Note 2.125% 05/21 + 97) (c)	2.715%	08/15/21	733,000	739,099
Duke Energy Carolinas LLC	3.900%	06/15/21	339,000	339,869
Florida Power & Light Co. (3MO LIBOR +38) (b)	0.598%	07/28/23	335,000	335,007
Georgia Power Co., Series 2020-A	2.100%	07/30/23	660,000	681,244
National Rural Utilities Cooperative Finance Corp.	2.400%	04/25/22	565,000	575,907
Oncor Electric Delivery Co.	4.100%	06/01/22	95,000	98,066
Oncor Electric Delivery Co.	7.000%	09/01/22	140,000	152,685
PPL Electric Utilities Corp.	2.500%	09/01/22	190,000	194,520
				3,677,558
Midstream Energy - 1.6%
Kinder Morgan, Inc.	3.150%	01/15/23	551,000	575,322

Total Corporate Bonds (Cost $31,096,973)				$31,156,379

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 3.6%	Coupon	Maturity	Par Value	Value
California - 0.4%
San Diego California Public Facilities Financing Authority Senior Water Revenue Refunding Bonds, Series 2020-B	1.231%	08/01/22	$160,000	$162,160

Maryland - 0.2%
Howard County, Maryland Refunding Consolidated Public Improvement Project and Refunding Bonds, Series 2020-C	1.224%	08/15/22	70,000	70,864

New Jersey - 0.4%
New Jersey Economic Development Authority Water Facilities, Series 2020-C	1.150%	06/01/23	125,000	126,135

Oklahoma - 1.3%
Oklahoma State Turnpike Authority, Series 2020-B	0.491%	01/01/22	465,000	465,634

Texas - 1.3%
Austin Texas Community College, Series 2020	0.662%	02/01/23	50,000	50,095
Central Texas Regional Mobility Authority, Series 2020-D	1.307%	01/01/22	100,000	100,280
Central Texas Regional Mobility Authority, Series 2020-C	1.345%	01/01/24	135,000	136,496
Fort Bend County Texas, Series 2020	5.000%	03/01/23	185,000	201,668
				488,539

Total Municipal Bonds (Cost $1,303,735)				$1,313,332

ASSET BACKED SECURITIES - 0.7%	Coupon	Maturity	Par Value	Value
BMW Vehicle Owner Trust, Series 2018-A, Class A-4	2.510%	06/25/24	$142,120	$143,470

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 0.7% (Continued)	Coupon	Maturity	Par Value	Value
Honda Auto Receivables Owner Trust	3.010%	05/18/22	$110,840	$111,422
Verizon Owner Trust, Series 2018-A, Class A-1A (b)	3.230%	04/20/23	9,214	9,304
Total Asset Backed Securities (Cost $264,203)				$264,196

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%	Coupon	Maturity	Par Value	Value
FHLMC Remic, Series K-021, Class A-2	2.396%	06/25/22	$415,000	$423,696
FHLMC Remic, Series K-029, Class A-2 (b)	3.320%	02/25/23	450,000	472,874
FNMA Remic Trust, Series 2012-M13, Class A-2	2.377%	05/25/22	7,673	7,810
Total Commercial Mortgage-Backed Securities (Cost $904,008)				$904,380

U.S. GOVERNMENT & AGENCIES - 1.3%	Coupon	Maturity	Par Value	Value
FNMA (Cost $484,745)	0.310%	11/16/23	$485,000	$485,278

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 5.0%	Coupon	Maturity	Par Value	Value
United States Treasury	2.625%	06/15/21	$325,000	$326,710
United States Treasury	2.625%	12/15/21	375,000	381,782
United States Treasury	2.250%	04/15/22	600,000	613,500
United States Treasury	2.250%	01/31/24	500,000	527,266
Total U.S. Treasury Bonds & Notes (Cost $1,845,412)				$1,849,258

Investments at Value - 97.2% (Cost $35,899,076)				$35,972,823

Other Assets in Excess of Liabilities - 2.8%				1,025,572

Net Assets - 100.0%				$36,998,395

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. Some of these securities are restricted. See the table on the following page for additional information regarding each restricted security.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Step coupon. Rate shown is the coupon in effect as of March 31, 2021; reference rate and spread (in basis points) are indicated parenthetically.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
RESTRICTED SECURITIES
March 31, 2021 (Unaudited)

						Value as a
		Maturity				Percentage of
Issuer Description	Coupon	Date	Acquisition Dates	Cost	Value	Net Assets
Dell International, LLC/EMC Corp., 144A	5.450%	06/15/23	6/3/20-03/10/21	$665,610	$672,107	1.82%

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS
March 31, 2021 (Unaudited)

CORPORATE BONDS - 50.4%	Coupon	Maturity	Par Value	Value
Finance - 9.9%
Banking - 4.8%
Bank of America Corp., Series N (a)	1.898%	07/23/31	$3,700,000	$3,475,555
Bank of America Corp., Series N	4.083%	03/20/51	3,000,000	3,330,921
Capital One Financial Corp.	3.200%	02/05/25	11,640,000	12,408,924
JPMorgan Chase & Co.	2.739%	10/15/30	10,180,000	10,346,138
PNC Bank NA	2.700%	11/01/22	6,675,000	6,907,527
Trust Financial Corp., Series G	2.850%	10/26/24	3,676,000	3,925,836
Trust Financial Corp.	1.267%	03/02/27	4,300,000	4,254,710
Wells Fargo & Co.	3.584%	05/22/28	7,250,000	7,904,426
				52,554,037
Broker/Asset Managers/Exchanges - 1.6%
CBOE Global Markets, Inc.	3.650%	01/12/27	9,800,000	10,781,319
FMR LLC, 144A (b) (c)	5.350%	11/15/21	3,351,000	3,449,725
FMR LLC, 144A (b) (c)	6.450%	11/15/39	2,575,000	3,560,320
				17,791,364
Life Insurance - 1.2%
Aviation Capital Group LLC, 144A (b) (c)	3.875%	05/01/23	4,250,000	4,436,064
Massachusetts Mutual Life Insurance Co., 144A (b) (c)	3.729%	10/15/70	2,279,000	2,224,382
Northwestern Mutual Life Insurance Co. (The), 144A (b) (c)	3.850%	09/30/47	6,775,000	7,219,638
				13,880,084
Mortgage Banking - 0.6%
Provident Funding Associates LP/PFG Finance Corp., 144A (b) (c)	6.375%	06/15/25	6,295,000	6,279,640

Noncaptive Diversified Financial Companies - 0.3%
Aircastle, Ltd.	5.000%	04/01/23	3,000,000	3,197,565

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.4% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate Investment Trusts - 1.4%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	$6,175,000	$6,496,131
Ventas Realty LP	3.500%	04/15/24	3,000,000	3,233,223
Ventas Realty LP	4.400%	01/15/29	2,955,000	3,316,238
Washington REIT	3.950%	10/15/22	2,025,000	2,098,105
				15,143,697
Industrial - 37.2%
Aerospace / Defense - 0.5%
EADS Finance BV, 144A (b)	2.700%	04/17/23	1,860,000	1,935,847
Raytheon Technologies Corp.	3.150%	12/15/24	3,696,000	3,972,223
				5,908,070
Automobile Manufacturing - 2.5%
Ford Motor Credit Co. LLC	4.250%	09/20/22	7,500,000	7,758,000
General Motors Financial Co., Inc.	5.100%	01/17/24	2,300,000	2,543,525
General Motors Financial Co., Inc.	3.950%	04/13/24	4,425,000	4,762,355
Goodyear Tire & Rubber Co.	5.125%	11/15/23	2,000,000	2,006,900
Goodyear Tire & Rubber Co.	9.500%	05/31/25	1,500,000	1,682,700
Harley-Davidson Financial Services, Inc., 144A (b) (c)	4.050%	02/04/22	8,600,000	8,843,206
				27,596,686
Beverage / Bottling - 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.900%	02/01/46	5,700,000	6,808,900
Fomento Economico Mexicano S.A.B. de C.V.	2.875%	05/10/23	7,548,000	7,860,487
PepsiCo, Inc.	3.875%	03/19/60	1,575,000	1,775,193
				16,444,580
Building Products - 1.6%
Allegion PLC	3.500%	10/01/29	5,063,000	5,316,519
Allegion US Holding Co., Inc.	3.550%	10/01/27	2,550,000	2,726,797
Masco Corp.	6.500%	08/15/32	6,205,000	8,035,291
Summit Materials LLC, 144A (b)	6.500%	03/15/27	1,450,000	1,524,312
				17,602,919

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.4% (Continued)	Coupon	Maturity	Par Value	Value
Construction Machinery - 1.6%
CNH Industrial N.V.	4.500%	08/15/23	$3,275,000	$3,548,998
Deere & Co.	3.750%	04/15/50	1,590,000	1,787,626
H&E Equipment Services, Inc., 144A (b) (c)	3.875%	12/15/28	5,550,000	5,397,375
John Deere Capital Corp.	1.750%	03/09/27	2,045,000	2,064,067
United Rentals North America	3.875%	02/15/31	5,295,000	5,321,475
				18,119,541
Consumer Products - 0.5%
Vista Outdoor, Inc., 144A (b)	4.500%	03/15/29	5,600,000	5,540,948

Diversified Manufacturing - 1.7%
BWX Technologies, Inc., 144A (b) (c)	4.125%	06/30/28	4,169,000	4,221,113
Roper Technologies, Inc.	3.650%	09/15/23	7,991,000	8,562,595
Vontier Corp., 144A (b) (c)	2.400%	04/01/28	5,550,000	5,452,819
				18,236,527
Electronics - 1.6%
Amkor Technology, Inc., 144A (b) (c)	6.625%	09/15/27	4,422,000	4,786,815
Analog Devices, Inc.	2.950%	04/01/25	3,900,000	4,143,225
Dell, Inc.	7.100%	04/15/28	4,492,000	5,648,690
EMC Corp.	3.375%	06/01/23	2,000,000	2,060,780
QORVO, Inc.	4.375%	10/15/29	775,000	827,320
QORVO, Inc., 144A (b) (c)	3.375%	04/01/31	500,000	489,945
				17,956,775
Food Processors - 0.4%
Kraft Heinz Food Co.	4.625%	01/30/29	3,495,000	3,922,554

Gaming - 0.5%
MGM Growth Properties Operating Partnership LP/MGP Finance Co.	5.625%	05/01/24	5,199,000	5,580,442

Healthcare Facilities / Supplies - 0.8%
Hologic, Inc., 144A (b) (c)	4.625%	02/01/28	3,146,000	3,303,300
Teleflex, Inc.	4.625%	11/15/27	1,390,000	1,471,662
Teleflex, Inc., 144A (b) (c)	4.250%	06/01/28	3,741,000	3,876,611
				8,651,573

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.4% (Continued)	Coupon	Maturity	Par Value	Value
Independent Energy - 3.6%
Apache Corp.	3.250%	04/15/22	$8,574,000	$8,649,023
Diamondback Energy, Inc.	3.500%	12/01/29	7,965,000	8,266,464
Occidental Petroleum Corp.	7.500%	05/01/31	6,085,000	7,104,846
PDC Energy, Inc.	1.125%	09/15/21	10,030,000	9,942,237
Range Resources Corp.	4.875%	05/15/25	6,400,000	6,336,000
				40,298,570
Information / Data Technology - 0.7%
Fiserv, Inc.	3.200%	07/01/26	7,475,000	8,068,053

Lease / Rent - 0.9%
SBA Tower Trust, Series 2019-1, Class 1C, 144A (b) (c)	2.836%	01/15/50	10,000,000	10,439,900

Media - Cable – 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (b) (c)	5.000%	02/01/28	4,140,000	4,378,671
Comcast Corp.	2.350%	01/15/27	8,200,000	8,559,522
Dish DBS Corp.	5.875%	07/15/22	4,044,000	4,223,958
Sirius XM Radio, Inc., 144A (b) (c)	5.375%	07/15/26	4,000,000	4,130,000
				21,292,151
Media - Non-Cable - 2.3%
AMC Networks, Inc.	4.750%	08/01/25	3,965,000	4,067,396
Lamar Media Corp.	3.750%	02/15/28	2,400,000	2,397,000
Lamar Media Corp.	4.875%	01/15/29	1,700,000	1,772,250
Moody’s Corp.	4.875%	02/15/24	9,235,000	10,208,375
Netflix, Inc.	4.875%	04/15/28	1,000,000	1,131,250
Netflix, Inc.	6.375%	05/15/29	1,000,000	1,240,000
Netflix, Inc., 144A (b) (c)	4.875%	06/15/30	1,225,000	1,410,636
Walt Disney Co. (The)	4.625%	03/23/40	2,630,000	3,200,574
				25,427,481

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.4% (Continued)	Coupon	Maturity	Par Value	Value
Midstream Energy - 2.7%
Boardwalk Pipelines LP	3.375%	02/01/23	$3,295,000	$3,407,804
Boardwalk Pipelines LP	4.950%	12/15/24	515,000	576,655
Magellan Midstream Partners LP	5.000%	03/01/26	6,125,000	7,020,784
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	5,284,000	7,403,498
Transcontinental Gas Pipe Line Co. LLC	7.850%	02/01/26	4,315,000	5,461,123
Valero Energy Partners LP	4.375%	12/15/26	5,187,000	5,815,243
				29,685,107
Natural Gas - Distributors - 0.6%
AmeriGas Partners LP/AmeriGas Financial Corp.	5.625%	05/20/24	5,932,000	6,587,486

Oil Field Services - 0.1%
Burlington Resources, Inc.	6.875%	02/15/26	1,000,000	1,215,714

Packaging - 1.9%
Avery Dennison Corp.	4.875%	12/06/28	5,775,000	6,729,791
Ball Corp.	4.875%	03/15/26	4,500,000	5,032,395
Silgan Holdings, Inc.	4.750%	03/15/25	779,000	791,853
Silgan Holdings, Inc., 144A (b) (c)	1.400%	04/01/26	3,000,000	2,936,250
Silgan Holdings, Inc.	4.125%	02/01/28	4,820,000	4,951,682
				20,441,971
Paper & Forest Products - 0.7%
Graphic Packaging International, Inc.	4.875%	11/15/22	1,601,000	1,673,045
West Fraser Timber Co., Ltd., 144A (b) (c)	4.350%	10/15/24	5,220,000	5,510,138
				7,183,183
Railroads - 0.3%
Kansas City Southern	2.875%	11/15/29	3,293,000	3,366,512

Retail Stores - 1.3%
AutoNation, Inc.	4.750%	06/01/30	3,369,000	3,884,675
Group 1 Automotive, Inc., 144A (b) (c)	4.000%	08/15/28	5,438,000	5,404,012
Hanesbrands, Inc., 144A (b) (c)	4.625%	05/15/24	2,491,000	2,642,714
Hanesbrands, Inc., 144A (b) (c)	4.875%	05/15/26	2,000,000	2,145,000
				14,076,401

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.4% (Continued)	Coupon	Maturity	Par Value	Value
Services - 2.7%
Block Financial LLC	3.875%	08/15/30	$5,340,000	$5,509,807
Quanta Services, Inc.	2.900%	10/01/30	8,000,000	8,118,288
QVC, Inc.	4.850%	04/01/24	5,122,000	5,496,111
QVC, Inc., Class B	4.750%	02/15/27	2,085,000	2,157,975
Service Corp. International	8.000%	11/15/21	3,101,000	3,230,312
Service Corp. International	4.625%	12/15/27	483,000	508,961
Service Corp. International	5.125%	06/01/29	4,575,000	4,909,890
				29,931,344
Supermarkets - 0.5%
Alimentation Couche-Tard, Inc., 144A (b) (c)	3.550%	07/26/27	4,660,000	5,057,887

Transportation Services - 1.4%
American Airlines, Inc., Series 2013-2, Class A (c)	4.950%	07/15/24	6,730,429	6,729,310
FedEx Corp.	3.900%	02/01/35	6,190,000	6,745,086
United Parcel Service, Inc.	5.200%	04/01/40	1,540,000	1,978,145
				15,452,541
Vehicle Parts - 0.5%
Meritor, Inc., 144A (b) (c)	6.250%	06/01/25	4,887,000	5,204,655

Wireless Telecommunications - 0.3%
T-Mobile, Inc.	3.500%	04/15/31	3,670,000	3,697,525

Wireline Telecommunications - 1.6%
AT&T, Inc.	3.500%	06/01/41	1,275,000	1,257,711
AT&T, Inc., 144A (b) (c)	3.550%	09/15/55	3,362,000	3,076,588
Qwest Corp.	6.750%	12/01/21	7,461,000	7,712,809
Verizon Communications, Inc.	4.400%	11/01/34	4,625,000	5,286,793
				17,333,901

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 50.4% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 3.3%
Electric - 3.3%
Nevada Power Co.	6.750%	07/01/37	$2,850,000	$3,999,332
NextEra Energy Capital Holdings, Inc., Series I	2.403%	09/01/21	1,655,000	1,669,192
NRG Energy, Inc.	7.250%	05/15/26	1,250,000	1,300,000
NRG Energy, Inc., 144A (b) (c)	5.250%	06/15/29	5,575,000	5,965,250
Oncor Electric Delivery Co. LLC	4.100%	06/01/22	4,730,000	4,882,677
Oncor Electric Delivery Co. LLC	5.750%	03/15/29	4,725,000	5,847,586
Tenaska Virginia Partners LP, 144A (b) (c)	6.119%	03/30/24	68,002	72,330
Virginia Electric & Power Co., Series A	6.000%	05/15/37	5,581,000	7,485,752
Vistra Operations Co. LLC, 144A (b) (c)	5.000%	07/31/27	5,100,000	5,253,102
				36,475,221

Total Corporate Bonds (Cost $534,863,310)				$555,642,605

MUNICIPAL BONDS - 8.6%	Coupon	Maturity	Par Value	Value
California - 2.8%
California Educational Facilities Authority, Series 2018-A	4.842%	10/01/48	$3,635,000	$3,935,608
California Municipal Financial Authority, Series 2021	3.637%	07/01/30	6,000,000	5,871,872
City of San Francisco, CA, Public Utilities Commission Water Revenue, Series 2010-B	6.000%	11/01/40	7,750,000	10,383,769
San Diego County Regional Airport Authority, Series 2014-B	5.594%	07/01/43	3,215,000	3,315,974
University of California, Series 2013-AJ	4.601%	05/15/31	6,390,000	7,440,609
				30,947,832
Colorado - 0.4%
Denver Colorado Public Schools, Series 2013-B	4.242%	12/15/37	3,900,000	4,495,717

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 8.6% (Continued)	Coupon	Maturity	Par Value	Value
District of Columbia - 0.3%
District of Columbia Income Tax, Series 2009-E	5.591%	12/01/34	$2,880,000	$3,682,419

Massachusetts - 0.7%
Commonwealth of Massachusetts, Series 2019-D	2.663%	09/01/39	7,380,000	7,471,162

New York - 0.8%
New York City Transitional Finance Authority, Series B SUB B-3	3.950%	08/01/32	7,665,000	8,448,863

Texas - 1.9%
Central Texas Regional Mobility Authority, Series 2020-D	3.593%	01/01/42	4,950,000	4,583,288
Dallas Area Rapid Transit, Series 2010-B	4.920%	12/01/41	6,110,000	8,038,330
North Texas Tollway Authority System, Series 2020-B	2.327%	01/01/33	4,920,000	4,689,385
Texas Transportation Commission Central Texas Turnpike System, Series 2020-B	1.980%	08/15/42	4,025,000	4,054,703
				21,365,706
Utah - 0.5%
Utah Transit Authority Sales Tax Revenue, Series 2020	2.774%	12/15/38	5,925,000	5,940,854

Virginia - 0.8%
Virginia Small Business Financing Authority, Series 2017 (a) (d)	2.250%	07/01/50	9,000,000	8,911,601

Washington - 0.4%
Port of Seattle Washington, Series 2017-B	3.755%	05/01/36	1,925,000	2,032,991
State of Washington, Series 2010-D	5.481%	08/01/39	1,475,000	1,996,353
				4,029,344

Total Municipal Bonds (Cost $92,927,521)				$95,293,498

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 3.2%	Coupon	Maturity	Par Value	Value
Bear Stearns, Series 2003-AC4, Class A (e)	5.500%	09/25/33	$3,039,153	$3,088,678
CWABS Asset-Backed Certificates Trust, Series 2005-1, Class AF-6 (a)	5.030%	07/25/35	4,757	4,807
Drive Auto Receivables Trust, Series 2020-1, Class B	2.080%	07/15/24	1,080,000	1,091,694
Drive Auto Receivables Trust, Series 2018-3, Class D	4.300%	09/16/24	4,480,000	4,598,728
DT Auto Owner Trust, Series 2019-3, Class B, 144A (b) (c)	2.600%	04/17/23	8,316,777	8,349,356
DT Auto Owner Trust, Series 2019-3, Class C, 144A (b) (c)	2.740%	04/15/25	3,100,000	3,152,490
GTP Acquisition Partners I LLC, Series 2015-1-2, Class A-15-2, 144A (b) (c)	3.482%	06/16/25	10,800,000	11,483,658
John Deere Owner Trust, Series 2018-B, Class A-3	3.080%	11/15/22	1,375,031	1,385,104
Renaissance Home Equity Loan Trust, Series 2005-2, Class A-F6 (a) (e)	4.780%	08/25/35	586,490	615,021
Santander Drive Auto Receivables Trust, Series 2019-2, Class C	2.900%	10/15/24	1,000,000	1,020,251
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1,Class A, 144A (b) (c)	2.910%	03/20/34	699,427	710,037
Total Asset Backed Securities (Cost $34,808,730)				$35,499,824

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.4%	Coupon	Maturity	Par Value	Value
American Home Mortgage Investment Trust, Series 2004-4, Class VI-A-1 (a) (e)	6.000%	02/25/45	$1,827,853	$1,905,065
Banc of America Funding Trust, Series 2005-4, Class 1-A-4	5.500%	08/25/35	65,386	66,271
Banc of America Funding Trust, Series 2005-4, Class 2-A-4	5.500%	08/25/35	90,744	91,915
CHL Mortgage Pass-Through Trust, Series 2004-HYB2, Class 5-A (a)	4.609%	07/20/34	963,298	971,400
GSR Mortgage Loan Trust, Series 2005-3F, Class 2A-3	6.000%	03/25/35	803,748	736,834
PHMC Trust, Series 2007-2, Class A-2 (a)	5.447%	05/18/37	407,038	411,978
Sequoia Mortgage Trust, Series 2017-CH2, Class A-10, 144A (a) (b) (c)	4.000%	12/25/47	499,049	500,237
Total Residential Mortgage-Backed Securities (Cost $4,748,405)				$4,683,700

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 19.4%	Coupon	Maturity	Par Value	Value
Fannie Mae Pool - 9.0%
Pool #AC8938	4.500%	01/01/25	$1,047,856	$1,108,400
Pool #AD4268	4.500%	03/01/25	680,477	721,934
Pool #MA3125	3.000%	09/01/32	7,458,009	7,886,551
Pool #725705	5.000%	08/01/34	107,286	124,527
Pool #735288	5.000%	03/01/35	577,338	670,096
Pool #MA2354, Series 2015	3.500%	08/01/35	5,894,853	6,347,439
Pool #735897	5.500%	10/01/35	419,678	489,061
Pool #745275	5.000%	02/01/36	567,690	660,385
Pool #888016	5.500%	05/01/36	728,178	851,665
Pool #190377	5.000%	11/01/36	550,171	639,300
Pool #888405	5.000%	12/01/36	113,088	131,530
Pool #889108	6.000%	02/01/38	388,442	461,256
Pool #889579	6.000%	05/01/38	646,896	769,054
Pool #995838	5.500%	05/01/39	507,726	596,708
Pool #AL3287, Series 2013	4.500%	09/01/41	2,273,794	2,562,824
Pool #AL0933, Series 2011	5.000%	10/01/41	629,329	732,136
Pool #MA1700, Series 2013	4.500%	12/01/43	1,658,691	1,870,391
Pool #MA1971	4.500%	06/01/44	272,162	305,525

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 19.4%	Coupon	Maturity	Par Value	Value
Fannie Mae Pool - 9.0% (Continued)
Pool #MA2005	4.500%	08/01/44	$486,230	$543,346
Pool #AS8461, Series 2016	3.500%	12/01/46	6,678,838	7,122,185
Pool #MA4097	3.000%	08/01/50	10,577,928	11,026,452
Pool #MA4182	2.000%	11/01/50	10,737,109	10,724,308
Pool #MA4210	2.500%	12/01/50	14,453,300	14,845,344
Pool #MA4238	2.500%	01/01/51	9,207,918	9,457,682
Pool #MA4256	2.500%	02/01/51	8,423,500	8,651,986
Pool #MA4305	2.000%	04/01/51	10,000,000	9,988,130
				99,288,215
Federal Home Loan Mortgage Corporation - 7.2%
Pool #MA4261	2.000%	02/01/36	17,088,989	17,552,862
Pool #MA4279	2.000%	03/01/36	18,801,700	19,312,064
Pool #MA4048	3.000%	06/01/50	10,651,477	11,096,580
Pool #MA4306	2.500%	04/01/51	7,525,000	7,729,115
Pool #SB8089	2.000%	02/01/36	6,712,578	6,894,788
Pool #SB8093	2.000%	03/01/36	12,161,875	12,549,004
Pool #SD8129	2.500%	02/01/51	4,181,186	4,295,903
				79,430,316
Freddie Mac Gold Pool - 0.5%
Pool #G08061	5.500%	06/01/35	57,074	66,815
Pool #G08079	5.000%	09/01/35	511,174	594,954
Pool #G01960	5.000%	12/01/35	171,343	199,362
Pool #A42128	5.500%	01/01/36	246,242	288,276
Pool #G02064	5.000%	02/01/36	294,726	342,878
Pool #G05200	5.000%	05/01/36	963,425	1,120,501
Pool #G02252	5.500%	07/01/36	540,641	632,944
Pool #G02386	6.000%	11/01/36	346,085	413,045
Pool #G03189	6.500%	09/01/37	664,088	770,888
Pool #G08607	4.500%	09/01/44	974,717	1,088,303
				5,517,966
Freddie Mac Non-Gold Pool - 2.7%
Pool #781958 (a)	0.460%	09/01/34	49,640	52,839
Pool #QB3703	2.500%	09/01/50	9,524,957	9,783,320
Pool #SD8092	3.000%	09/01/50	13,349,682	13,917,484
Pool #SD8113	2.000%	12/01/50	5,726,695	5,719,867
				29,473,510

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 19.4% (Continued)	Coupon	Maturity	Par Value	Value
Ginnie Mae I Pool - 0.0% (f)
Pool #550656	5.000%	09/15/35	84,977	$96,001

Ginnie Mae II Pool - 0.0% (f)
Pool #G24496	5.000%	07/20/39	$412,731	$466,564

Total Mortgage-Backed Securities Passthrough (Cost $214,737,821)				$214,272,572

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%	Coupon	Maturity	Par Value	Value
FHLMC Remic, Series K-043, Class A-2 (Cost $9,783,223) (a)	3.060%	12/25/24	$9,000,000	$9,710,445

U.S. TREASURY BONDS & NOTES - 13.5%	Coupon	Maturity	Par Value	Value
United States Treasury	0.250%	05/31/25	$235,000	$230,520
United States Treasury	2.250%	11/15/25	31,915,000	33,985,735
United States Treasury	2.375%	05/15/27	3,725,000	3,981,239
United States Treasury	1.125%	02/29/28	14,795,000	14,536,087
United States Treasury	2.625%	02/15/29	3,240,000	3,504,516
United States Treasury	1.625%	08/15/29	5,000,000	5,017,773
United States Treasury	0.875%	11/15/30	11,825,000	10,936,277
United States Treasury	1.125%	05/15/40	2,035,000	1,660,433
United States Treasury	3.750%	08/15/41	4,500,000	5,596,348
United States Treasury	3.125%	11/15/41	16,425,000	18,705,894
United States Treasury	2.875%	05/15/43	14,805,000	16,195,860
United States Treasury	2.500%	02/15/45	25,675,000	26,210,565

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES – 13.5% (Continued)	Coupon	Maturity	Par Value	Value
United States Treasury	3.000%	02/15/49	$120,000	$134,812
United States Treasury	1.250%	05/15/50	11,165,000	8,425,650
Total U.S. Treasury Bonds & Notes (Cost $144,767,531)				$149,121,709

Investments at Value - 96.4% (Cost $1,036,636,541)				$1,064,224,353

Other Assets in Excess of Liabilities - 3.6%				39,292,510

Net Assets - 100.0%				$1,103,516,863

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. Some of these securities are restricted. See the table on the following page for additional information regarding each restricted security.

(c)	Restricted security. See the table on the following page for additional information.

(d)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(e)	Step Coupon. Rate shown is the coupon in effect as of March 31, 2021.

(f)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL PLUS BOND FUND
RESTRICTED SECURITIES
March 31, 2021 (Unaudited)

Issuer Description	Coupon	Maturity Date	Acquisition Dates	Cost	Value	Value as a Percentage of Net Assets

Alimentation Couche-Tard, Inc., 144A	3.550%	07/26/27	07/19/17-08/18/17	$ 4,658,276	$ 5,057,887	0.46%
American Airlines, Inc., Series 2013-2, Class A	4.950%	07/15/24	07/24/13-08/15/19	6,836,332	6,729,310	0.61%
Amkor Technology, Inc., 144A	6.625%	09/15/27	04/20/20-08/11/20	4,710,782	4,786,815	0.43%
AT&T, Inc., 144A	3.550%	09/15/55	9/21/2020	2,434,329	3,076,588	0.28%
Aviation Capital Group LLC, 144A	3.875%	05/01/23	12/10/18	4,207,074	4,436,064	0.40%
BWX Technologies, Inc., 144A	4.125%	06/30/28	01/11/21-02/16/21	4,371,126	4,221,113	0.38%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A	5.000%	02/01/28	88/19/20-03/15/21	4,335,848	4,378,671	0.40%
DT Auto Owner Trust, Series 2019-3, Class B, 144A	2.600%	04/17/23	03/01/21	8,355,268	8,349,356	0.76%
DT Auto Owner Trust, Series 2019-3, Class C, 144A	2.740%	04/15/25	03/10/21	3,154,037	3,152,490	0.29%
EADS Finance BV, 144A	2.700%	04/17/23	08/16/16-12/02/16	1,872,234	1,935,847	0.18%
FMR LLC, 144A	5.350%	11/15/21	10/23/19-04/13/20	3,414,178	3,449,725	0.31%
FMR LLC, 144A	6.450%	11/15/39	03/27/19	3,303,284	3,560,320	0.32%
Group 1 Automotive, Inc., 144A	4.000%	08/15/28	10/19/20-11/20/20	5,494,432	5,404,012	0.49%
GTP Acquisition Partners I LLC, Series 2015-1-2, Class A 15-2, 144A	3.482%	06/16/25	05/20/15-05/27/15	10,811,783	11,483,658	1.04%
H&E Equipment Services, Inc., 144A	3.875%	12/15/28	11/30/20	5,556,050	5,397,375	0.49%
Hanesbrands, Inc., 144A	4.625%	05/15/24	03/18/20-06/02/20	2,394,337	2,642,714	0.24%
Hanesbrands, Inc., 144A	4.875%	05/15/26	04/02/20-06/04/20	2,008,084	2,145,000	0.19%
Harley-Davidson Financial Services, Inc., 144A	4.050%	02/04/22	01/31/19	8,598,000	8,843,206	0.80%
Hologic, Inc., 144A	4.625%	02/01/28	04/01/20-04/08/20	3,135,832	3,303,300	0.30%
Massachusetts Mutual Life Insurance Co., 144A	3.729%	10/15/70	10/14/19	2,341,669	2,224,382	0.20%
Meritor, Inc., 144A	6.250%	06/01/25	07/30/20-11/2/20	5,155,198	5,204,655	0.47%
Netflix, Inc., 144A	4.875%	06/15/30	4/21/20-03/03/21	1,377,937	1,410,636	0.13%
Northwestern Mutual Life Insurance Co. (The), 144A	3.850%	09/30/47	05/23/18-09/30/19	6,268,974	7,219,638	0.65%
NRG Energy, Inc., 144A	5.250%	06/15/29	11/30/20	6,073,511	5,965,250	0.54%
Provident Funding Associates LP/PFG Finance Corp., 144A	6.375%	06/15/25	05/24/17-02/22/21	5,897,503	6,279,640	0.57%
QORVO, Inc., 144A	3.375%	04/01/31	06/16/20	500,000	489,945	0.04%
SBA Tower Trust, Series 2019-1C, Class 1C, 144A	2.836%	01/15/50	09/25/20	10,569,769	10,439,900	0.95%
Sequoia Mortgage Trust, Series 2017-CH2, Class A-10, 144A	4.000%	12/25/47	11/07/17-02/17/21	507,722	500,237	0.05%
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1, Class A, 144A	2.910%	03/20/34	03/13/17-07/23/19	699,750	710,037	0.06%
Silgan Holdings, Inc., 144A	1.400%	04/01/26	02/03/21	2,998,393	2,936,250	0.27%
Sirius XM Radio, Inc., 144A	5.375%	07/15/26	03/30/20-06/02/20	4,090,124	4,130,000	0.37%
Summit Materials LLC, 144A	6.500%	03/15/27	03/26/21	1,529,716	1,524,312	0.14%
Teleflex, Inc., 144A	4.250%	06/01/28	05/21/20-12/14/20	3,945,611	3,876,611	0.35%
Tenaska Virginia Partners LP, 144A	6.119%	03/30/24	04/29/04-06/26/14	67,992	72,330	0.01%
Vistra Operations Co., LLC, 144A	5.000%	07/31/27	06/17/19-08/31/20	5,169,380	5,253,102	0.48%
Vista Outdoor, Inc., 144A	4.500%	03/15/29	02/27/21	5,618,471	5,540,948	0.50%
Vontier Corp., 144A	2.400%	04/01/28	03/03/21-03/08/21	5,523,379	5,452,819	0.49%
West Fraser Timber Co., Ltd., 144A	4.350%	10/15/24	10/07/14	5,220,000	5,510,138	0.50%
				$ 163,206,385	$ 167,094,281	15.14%

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS
March 31, 2021 (Unaudited)

CORPORATE BONDS - 97.1%	Coupon	Maturity	Par Value	Value
Finance - 7.7%
Gaming - 1.9%
MGM Growth Properties Operating Partnership LP	4.500%	01/15/28	$1,671,000	$1,728,984

Health Insurance - 0.9%
Centene Corp., 144A (a)	5.375%	06/01/26	725,000	758,132

Mortgage Banking - 2.1%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	6.375%	06/15/25	1,855,000	1,850,474

Noncaptive Diversified Financial Companies - 1.2%
Aircastle, Ltd., 144A (a)	5.250%	08/11/25	1,000,000	1,091,837

Real Estate Investment Trusts - 1.6%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,350,000	1,420,207

Industrial - 86.3%
Aerospace / Defense - 1.0%
Hexcel Corp.	4.200%	02/15/27	825,000	863,154

Automobile Manufacturing - 4.8%
Ford Motor Co.	7.400%	11/01/46	1,000,000	1,239,190
Ford Motor Credit Co., LLC	5.584%	03/18/24	405,000	437,112
General Motors Co.	6.800%	10/01/27	850,000	1,054,478
Goodyear Tire & Rubber Co.	4.875%	03/15/27	1,525,000	1,568,844
				4,299,624
Building Products - 2.1%
Summit Materials LLC, 144A (a)	6.500%	03/15/27	525,000	551,906
Summit Materials LLC, 144A (a)	5.250%	01/15/29	1,239,000	1,293,206
				1,845,112

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.1% (Continued)	Coupon	Maturity	Par Value	Value
Chemicals - 5.1%
Axalta Coating Systems LLC, 144A (a)	4.750%	06/15/27	$520,000	$543,556
Axalta Coating Systems LLC, 144A (a)	3.375%	02/15/29	650,000	633,880
Compass Minerals International, Inc., 144A (a)	4.875%	07/15/24	1,200,000	1,243,776
Compass Minerals International, Inc., 144A (a)	6.750%	12/01/27	559,000	598,130
Olin Corp.	5.125%	09/15/27	806,000	834,210
Olin Corp.	5.000%	02/01/30	675,000	707,052
				4,560,604
Construction Machinery - 3.4%
H&E Equipment Services, Inc., 144A (a)	3.875%	12/15/28	1,461,000	1,420,823
United Rentals North America, Inc.	4.875%	01/15/28	1,496,000	1,575,842
				2,996,665
Consumer Products - 2.9%
Scotts Miracle-Gro Co., 144A (a)	4.000%	04/01/31	875,000	862,750
Vista Outdoor, Inc., 144A (a)	4.500%	03/15/29	1,765,000	1,746,388
				2,609,138
Diversified Manufacturing - 5.0%
ATS Automation Tooling
Systems, Inc., 144A (a)	4.125%	12/15/28	1,665,000	1,650,431
BWX Technologies, Inc., 144A (a)	4.125%	06/30/28	1,702,000	1,723,275
Wesco Distribution, Inc.	5.375%	06/15/24	1,106,000	1,126,737
				4,500,443
Electronics - 4.5%
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	1,460,000	1,580,450
Dell, Inc.	7.100%	04/15/28	655,000	823,663
QORVO, Inc.	4.375%	10/15/29	1,282,000	1,368,548
Sensata Technologies, Inc., 144A (a)	3.750%	02/15/31	250,000	246,485
				4,019,146
Environmental - 1.0%
Clean Harbors, Inc., 144A (a)	5.125%	07/15/29	850,000	902,386

Food Processors - 0.7%
Kraft Heinz Foods Co.	6.875%	01/26/39	466,000	641,954

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.1% (Continued)	Coupon	Maturity	Par Value	Value
Healthcare Facilities / Supplies - 3.9%
Hill-Rom Holdings, Inc., 144A (a)	5.000%	02/15/25	$500,000	$513,500
Hologic, Inc., 144A (a)	3.250%	02/15/29	1,500,000	1,481,250
Teleflex, Inc.	4.875%	06/01/26	595,000	609,875
Teleflex, Inc.	4.625%	11/15/27	825,000	873,469
				3,478,094
Home Builders - 1.0%
KB Home	6.875%	06/15/27	740,000	866,829

Independent Energy - 11.4%
Apache Corp.	4.875%	11/15/27	1,099,000	1,126,475
Apache Corp.	4.250%	01/15/30	575,000	560,079
Diamondback Energy, Inc.	3.500%	12/01/29	1,411,000	1,464,404
Occidental Petroleum Corp.	3.400%	04/15/26	1,000,000	971,000
Occidental Petroleum Corp.	7.500%	05/01/31	296,000	345,610
Occidental Petroleum Corp.	7.875%	09/15/31	300,000	352,881
PDC Energy, Inc.	1.125%	09/15/21	2,680,000	2,656,550
PDC Energy, Inc.	6.125%	09/15/24	290,000	297,576
Range Resources Corp.	4.875%	05/15/25	2,000,000	1,980,000
Range Resources Corp.	9.250%	02/01/26	400,000	434,608
				10,189,183
Information / Data Technology - 0.6%
CDK Global, Inc.	5.000%	10/15/24	500,000	542,500

Leisure / Entertainment - 1.8%
Cedar Fair LP	5.375%	04/15/27	437,000	447,925
Cedar Fair LP	5.250%	07/15/29	1,100,000	1,130,679
				1,578,604
Media - Cable - 3.4%
DISH DBS Corp.	5.875%	07/15/22	1,500,000	1,566,750
Sirius XM Radio, Inc., 144A (a)	5.500%	07/01/29	1,350,000	1,459,687
				3,026,437

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.1% (Continued)	Coupon	Maturity	Par Value	Value
Media - Non-Cable - 8.1%
AMC Networks, Inc.	4.750%	08/01/25	$1,597,000	$1,638,243
Lamar Media Corp.	3.750%	02/15/28	1,275,000	1,273,406
Lamar Media Corp.	4.875%	01/15/29	815,000	849,637
Netflix, Inc.	5.875%	11/15/28	745,000	901,128
Netflix, Inc., 144A (a)	4.875%	06/15/30	150,000	172,731
Nexstar Broadcasting, Inc., 144A (a)	5.625%	07/15/27	1,385,000	1,451,646
Nexstar Broadcasting, Inc., 144A (a)	4.750%	11/01/28	225,000	227,370
Nielsen Co. (Luxembourg) SARL (The), 144A (a)	5.000%	02/01/25	750,000	766,875
				7,281,036
Metals / Mining - 3.1%
FMG Resources August 2006 Pty., Ltd., 144A (a)	5.125%	05/15/24	500,000	541,933
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.500%	09/15/27	800,000	854,752
Freeport-McMoran, Inc.	5.400%	11/14/34	1,172,000	1,395,284
				2,791,969
Midstream Energy - 2.4%
AmeriGas Partners LP/AmeriGas Financial Corp.	5.625%	05/20/24	1,945,000	2,159,923

Packaging - 2.0%
Berry Global, Inc., 144A (a)	4.500%	02/15/26	500,000	512,500
Berry Plastics Corp.	5.125%	07/15/23	248,000	250,790
Silgan Holdings, Inc.	4.750%	03/15/25	751,000	763,392
Silgan Holdings, Inc.	4.125%	02/01/28	275,000	282,513
				1,809,195
Paper & Forest Products - 0.9%
West Fraser Timber Co., Ltd., 144A (a)	4.350%	10/15/24	770,000	812,798

Restaurants - 1.4%
Aramark Services, Inc.	4.750%	06/01/26	1,200,000	1,233,600

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.1% (Continued)	Coupon	Maturity	Par Value	Value
Retail Stores - 2.8%
Group 1 Automotive, Inc., 144A (a)	4.000%	08/15/28	$1,164,000	$1,156,725
Hanesbrands, Inc., 144A (a)	4.625%	05/15/24	1,025,000	1,087,428
Hanesbrands, Inc., 144A (a)	4.875%	05/15/26	250,000	268,125
				2,512,278
Services - 5.1%
Outfront Media Capital LLC, 144A (a)	4.250%	01/15/29	1,610,000	1,549,979
QVC, Inc.	4.850%	04/01/24	825,000	885,258
QVC, Inc., Class B	4.750%	02/15/27	970,000	1,003,950
Service Corp. International	4.625%	12/15/27	826,000	870,398
Topbuild Corp., 144A (a)	3.625%	03/15/29	227,000	224,162
				4,533,747
Theater Entertainment - 1.9%
Cinemark USA, Inc.	4.875%	06/01/23	1,735,000	1,724,503

Vehicle Parts - 3.0%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	925,000	983,090
Meritor, Inc.	6.250%	02/15/24	97,000	98,717
Meritor, Inc., 144A (a)	6.250%	06/01/25	1,537,000	1,636,905
				2,718,712
Wireless Telecommunications - 1.4%
T-Mobile USA, Inc.	4.750%	02/01/28	1,142,000	1,214,252

Wireline Telecommunications - 1.6%
Lumen Technologies, Inc., Series W	6.750%	12/01/23	713,000	787,052
Lumen Technologies, Inc.	7.995%	06/01/36	559,000	644,085
				1,431,137

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.1% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 3.1%
Electric - 3.1%
NRG Energy, Inc., 144A (a)	3.625%	02/15/31	$1,302,000	$1,269,450
Vistra Operations Co. LLC, 144A (a)	5.000%	07/31/27	1,450,000	1,493,529
				2,762,979

Investments at Value - 97.1% (Cost $85,160,160)				$86,755,636

Other Assets in Excess of Liabilities - 2.9%				2,618,084

Net Assets - 100.0%				$89,373,720

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. Some of these securities are restricted. See the table on the following page for additional information regarding each restricted security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub -classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
RESTRICTED SECURITIES
March 31, 20201 (Unaudited)

						Value as a
		Maturity				Percentage of
Issuer Description	Coupon	Date	Acquisition Dates	Cost	Value	Net Assets
Aircastle, Ltd., 144A	5.250%	08/11/25	08/05/20	$991,567	$1,091,837	1.22%
Allison Transmission, Inc., 144A	4.750%	10/01/27	03/04/21	957,125	983,090	1.10%
Amkor Technology, Inc., 144A	6.625%	09/15/27	03/21/19-12/21/20	1,534,653	1,580,450	1.77%
ATS Automation Tooling Systems, Inc., 144A	4.125%	12/15/28	12/14/20-03/05/21	1,691,862	1,650,431	1.85%
Axalta Coating Systems LLC, 144A	4.750%	06/15/27	06/01/20-03/26/21	531,619	543,556	0.61%
Axalta Coating Systems LLC, 144A	3.375%	02/15/29	11/09/20-12/21/20	649,979	633,880	0.71%
Berry Global, Inc., 144A	4.500%	02/15/26	12/21/20	511,808	512,500	0.57%
BWX Technologies, Inc., 144A	4.125%	06/30/28	11/24/20-03/31/21	1,779,772	1,723,275	1.93%
Centene Corp., 144A	5.375%	06/01/26	05/09/18	725,000	758,132	0.85%
Clean Harbors, Inc., 144A	5.125%	07/15/29	11/24/20-12/15/20	932,586	902,386	1.01%
Compass Minerals International, Inc., 144A	4.875%	07/15/24	10/23/14-03/18/15	1,193,852	1,243,776	1.39%
Compass Minerals International, Inc., 144A	6.750%	12/01/27	08/12/20-01/20/21	605,273	598,130	0.67%
FMG Resources August 2006 Pty., Ltd., 144A	5.125%	05/15/24	03/03/20	518,467	541,933	0.61%
FMG Resources August 2006 Pty., Ltd., 144A	4.500%	09/15/27	08/13/20	869,916	854,752	0.96%
Group 1 Automotive, Inc., 144A	4.000%	08/15/28	08/04/20-12/21/20	1,181,733	1,156,725	1.29%
H&E Equipment Services, Inc., 144A	3.875%	12/15/28	11/30/20-12/11/20	1,466,373	1,420,823	1.59%
Hanesbrands, Inc., 144A	4.625%	05/15/24	05/03/16-01/08/19	1,017,964	1,087,428	1.22%
Hanesbrands, Inc., 144A	4.875%	05/15/26	03/13/20	249,468	268,125	0.30%
Hill-Rom Holdings, Inc., 144A	5.000%	02/15/25	02/09/17	500,000	513,500	0.57%
Hologic, Inc., 144A	3.250%	02/15/29	09/14/20	1,500,000	1,481,250	1.66%
Meritor, Inc. 144A	6.250%	06/01/25	06/03/20-02/01/21	1,577,317	1,636,905	1.83%
Netflix, Inc. , 144A	4.875%	06/15/30	04/21/20	156,418	172,731	0.19%
Nexstar Broadcasting, Inc., 144A	5.625%	07/15/27	11/12/19-09/28/20	1,449,691	1,451,646	1.62%
Nexstar Broadcasting, Inc., 144A	4.750%	11/01/28	09/15/20	225,000	227,370	0.25%
Nielsen Co. (Luxembourg) SARL (The), 144A	5.000%	02/01/25	06/07/17-11/15/17	760,888	766,875	0.86%
NRG Energy, Inc., 144A	3.625%	02/15/31	11/17/20-02/26/21	1,321,483	1,269,450	1.42%
Outfront Media Capital LLC, 144A	4.250%	01/15/29	01/12/21	1,625,808	1,549,979	1.73%
Provident Funding Associates LP/PFG Finance Corp., 144A	6.375%	06/15/25	05/24/17-02/17/21	1,690,982	1,850,474	2.07%
Scotts Miracle-Gro Co., 144A	4.000%	04/01/31	03/11/21-03/12/21	873,692	862,750	0.97%
Sensata Technologies, Inc., 144A	3.750%	02/15/31	08/03/20	250,000	246,485	0.28%
Sirius XM Radio, Inc. 144A	5.500%	07/01/29	07/21/20-12/21/20	1,473,298	1,459,687	1.63%
Summit Materials LLC, 144A	6.500%	03/15/27	08/04/20-02/10/21	541,754	551,906	0.62%
Summit Materials LLC, 144A	5.250%	01/15/29	07/09/20	1,294,804	1,293,206	1.45%
Topbuild Corp., 144A	3.625%	03/15/29	02/24/21-03/10/21	225,819	224,162	0.25%
Vista Outdoor, Inc., 144A	4.500%	03/15/29	02/17/21-03/15/21	1,770,491	1,746,388	1.95%
Vistra Operations Co. LLC, 144A	5.000%	07/31/27	06/06/19-01/27/21	1,478,952	1,493,529	1.67%
West Fraser Timber Co., Ltd., 144A	4.350%	10/15/24	06/20/16-07/29/20	752,160	812,798	0.91%
				$36,877,574	$37,162,320	41.58%

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS
March 31, 2021 (Unaudited)

MUNICIPAL BONDS - 95.6%	Coupon	Maturity	Par Value	Value
Certificate Participation - 0.9%
Lease / Rent - 0.9%
Monterey County California Public Facilities Financing COP, Series 2015 (a)	4.000%	09/01/45	$185,000	$202,628
Public Water Supply of District No. 1 of Lincoln County COP, Series 2019 (a)	4.000%	07/01/38	500,000	546,449
San Francisco California City & County COP, Series 2017-B	4.000%	04/01/37	425,000	470,211
Washington State, State & Local Agency Real & Personal Property COP, Series 2018-C (a)	5.000%	07/01/43	475,000	580,427
				1,799,715
General Obligation - 18.2%
Local - 18.2%
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.375%	12/01/33	50,000	54,108
Central Platte Valley Metropolitan District, Series 2013-A (a)	6.000%	12/01/38	1,450,000	1,575,530
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.625%	12/01/38	70,000	75,578
Central Platte Valley Metropolitan District, Series 2014 (a)	5.000%	12/01/43	3,975,000	4,196,712
Chambers County Texas Improvement District No. 1, Series 2020	2.000%	09/01/27	1,450,000	1,495,194
Chambers County Texas Improvement District No. 1, Series 2020	2.000%	09/01/28	1,450,000	1,488,157
Chambers County Texas Improvement District No. 1, Series 2020	2.000%	09/01/29	1,455,000	1,484,613
City of New York (The) New York, Series 2018 E-1	5.250%	03/01/35	660,000	821,767
City of New York (The) New York, Series 2014 I-1	4.000%	03/01/39	300,000	325,501
City of New York (The) New York, Series 2021-C	4.000%	08/01/40	4,000,000	4,615,064
Fort Bend County Texas Municipal Utility District No. 128, Series 2014 (a)	3.650%	09/01/29	205,000	210,525

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.6% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 18.2% (continued)
Local - 18.1% (Continued)
Fort Bend County Texas Municipal Utility District No. 57, Series 2021	3.000%	04/01/31	$1,000,000	$1,068,135
Fort Bend County Texas Municipal Utility District No. 57, Series 2021	3.000%	04/01/32	1,170,000	1,244,717
Fort Bend County Texas Municipal Utility District No. 57, Series 2015 (a)	3.125%	04/01/32	250,000	250,000
Fort Bend County Texas Municipal Utility District No. 58, Series 2021	3.000%	04/01/33	800,000	872,550
Fort Bend County Texas Levee District No. 6, Series 2019 (a)	3.000%	09/01/33	320,000	332,738
Fort Bend County Texas Municipal Utility District No. 58, Series 2021	3.000%	04/01/34	695,000	755,135
Fort Bend County Texas Municipal Utility District No. 25, Series 2019 (a)	3.000%	10/01/34	895,000	929,847
Harris County Texas Municipal Utility District No. 166, Series 2019 (a)	3.000%	09/01/29	250,000	262,314
Hays County Water Control & Improvement District No. 2, Series 2013 (a)	4.600%	09/01/33	390,000	424,263
High Plains Metropolitan District in the City of Aurora Arapahoe County, Colorado, Series 2017, NATL (a) (b)	5.000%	12/01/35	295,000	358,407
Kings Manor Texas Municipal Utility District, Series 2019 (a)	3.000%	09/01/31	540,000	554,845
Kings Manor Texas Municipal Utility District, Series 2019 (a)	3.000%	09/01/32	250,000	255,992
Las Vegas Nevada City Hall, Series 2015-C (a)	4.000%	09/01/38	855,000	949,157
Lazy Nine Texas Municipal Utility District No. 1B, Series 2014 (a)	4.000%	09/01/34	100,000	100,560
Marin California Healthcare District Election 2013, Series 2017-A (a)	4.000%	08/01/47	600,000	679,689
Natomas Unified School District California, Series 2020-A	4.000%	08/01/49	3,000,000	3,364,437

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.6% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 18.1% (continued)
Local - 18.2% (Continued)
Northwest Harris County Texas Municipal Utility District No. 5, Series 2013 (a)	3.000%	05/01/31	$590,000	$591,209
Sonterra Texas Municipal Utility District, Series 2020 (a)	4.000%	08/15/39	890,000	947,189
Traditions Metropolitan District No. 2 Arapahoe County, Colorado, Series 2016 (a)	4.250%	12/01/46	100,000	112,478
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.000%	09/01/27	100,000	109,557
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.500%	09/01/33	215,000	227,708
Viridian Municipal Management District, Series 2020	4.000%	12/01/35	770,000	856,154
Viridian Municipal Management District, Series 2020	4.000%	12/01/36	805,000	892,544
Viridian Municipal Management District, Series 2020	4.000%	12/01/36	535,000	593,181
West Harris County Texas Municipal District No. 5, Series 2015 (a)	3.375%	09/01/27	105,000	109,430
Winton Woods City Ohio School District, Series 2017-A (a)	4.000%	11/01/53	1,950,000	1,993,343
				35,178,328
Local Authority - 4.4%
Education - 3.0%
Administrators of the Tulane Educational Fund, Series 2013-C (a)	5.000%	10/01/47	170,000	175,616
Public Finance Authority Taxable Educational Facilities Wisconsin, Series 2021-A	5.625%	06/01/50	5,750,000	5,632,554
				5,808,170
Healthcare - 0.3%
Denver Health & Hospital Authority, Series B (a)	4.900%	12/01/24	410,000	436,744

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.6% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 4.4% (continued)
Public Services - 0.5%
Port of Greater Cincinnati Ohio Development Authority, Series 2020	5.250%	12/01/35	$1,000,000	$1,009,580

Utilities - 0.6%
Warm Springs or Reservation Confederated, Series 2019-A	2.800%	11/01/22	500,000	508,417
Warm Springs or Reservation Confederated, Series 2019-A	2.950%	11/01/23	480,000	492,967
Warm Springs or Reservation Confederated, Series 2019-A	3.050%	11/01/24	200,000	206,734
				1,208,118
Prerefunded - 0.4%
Education - 0.2%
Harris County Cultural Education Facilities Finance Corp., Series 2012-A (a)	5.000%	11/15/37	280,000	301,749

Healthcare - 0.2%
Illinois Finance Authority, Series 2012-A (a)	4.250%	05/15/41	375,000	392,019
Washington State Health Care Facilities Authority, Series 2013A-1 (a)	5.250%	01/01/40	95,000	103,254
				495,273
Revenue - 62.5%
Education - 1.7%
Harris County Cultural Education Facilities Finance Corp., Series 2016 (a)	4.000%	11/15/30	300,000	330,120
Massachusetts State Development Finance Agency, Series 2012 (a)	4.000%	09/01/49	1,100,000	1,130,324
Miami-Dade County Educational Facilities Authority, Series 2015-A (a)	5.000%	04/01/31	20,000	22,880
Ohio State University General Receipts Special Purpose, Series 2013-A (a)	4.000%	06/01/43	900,000	954,600
Tulsa Industrial Authority, Series 2011	4.000%	10/01/21	70,000	70,743
Washington Higher Education Facilities Authority, Series 2017	4.000%	01/01/37	500,000	547,685

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 62.5% (continued)
Education - 1.7% (Continued)
Washington Higher Education Facilities Authority, Series 2013-A (a)	5.250%	04/01/43	$175,000	$188,540
				3,244,892
Healthcare - 4.5%
City of Lakeland Florida, Series 2016 (a)	5.000%	11/15/29	50,000	59,990
City of Lakeland Florida, Series 2015 (a)	5.000%	11/15/45	100,000	112,063
Colorado Health Facilities Authority, Series 2008-D-2	5.000%	01/01/22	60,000	61,820
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	01/01/23	50,000	51,509
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	01/01/25	210,000	215,691
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/40	850,000	957,725
Illinois Finance Authority, Series 2015-A (a)	5.000%	11/15/34	130,000	148,753
Illinois Finance Authority, Series 2016-A (a)	5.000%	02/15/45	100,000	115,531
Illinois Finance Authority, Series 2012 (a)	4.000%	06/01/47	35,000	35,650
Kentucky State Economic Development Finance Authority, Series 2009-B	2.700%	05/01/39	25,000	25,276
Metropolitan Government of Nashville & Davidson County Tennessee, Series 2016-A	5.000%	07/01/46	1,750,000	2,047,327
Metropolitan Government of Nashville & Davidson County Tennessee, Series 2017-A	5.000%	07/01/48	800,000	951,911
Michigan Finance Authority Hospital Revenue, Series 2016	4.000%	11/15/46	3,635,000	4,031,066
				8,814,312
Lease / Rent - 1.4%
Hamilton Ohio Community Authority, Series 2019-A (a)	4.000%	10/15/46	990,000	1,081,755
San Mateo County California Joint Powers Financing Authority, Series 2018-A (a)	4.000%	07/15/52	1,480,000	1,670,743
				2,752,498

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 62.5% (continued)
Other - 0.0% (c)
Colorado Education & Cultural Facilities Authority, Series B (a)	4.000%	12/01/38	$50,000	$52,082

Public Services - 4.5%
Lee County Florida Tourist Development, Series 2013	4.000%	10/01/38	1,950,000	2,098,119
Lee County Florida Tourist Development, Series 2013	4.000%	10/01/43	1,040,000	1,110,314
New York City Transitional Finance Authority, Series 2017-F-1	5.000%	05/01/42	2,415,000	2,902,589
New York City Transitional Finance Authority, Series 2016-S-1	5.000%	07/15/43	1,000,000	1,173,756
New York State Urban Development Corp., Series 2019-A	5.000%	03/15/39	840,000	1,037,383
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/35	275,000	315,308
				8,637,469
Recreation - 1.7%
Collier County Florida Tourist Development, Series 2018	4.000%	10/01/37	750,000	832,479
Denver Colorado Convention Center Hotel Authority, Series 2016 (a)	5.000%	12/01/40	175,000	197,816
Geo L Smith GA Congress CTR Authority, Series 2021-A	4.000%	01/01/54	1,000,000	1,108,896
Geo L Smith GA Congress CTR Authority, Series 2021-B	5.000%	01/01/54	1,000,000	1,090,156
				3,229,347
State and Non-State Appropriated Tobacco - 6.2%
Buckeye Ohio Tobacco Settlement Financing Authority, Series 2020-A-2 (a)	4.000%	06/01/38	925,000	1,067,263
California County Tobacco Securitization Agency (The), Series 2020-A (a)	4.000%	06/01/34	640,000	772,414
California County Tobacco Securitization Agency (The), Series 2020-A (a)	4.000%	06/01/35	650,000	782,068

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 62.5% (continued)
State and Non-State Appropriated Tobacco - 6.2% (Continued)
California Municipal Financial Authority, Series 2021	3.637%	07/01/30	$7,000,000	$6,850,518
Tobacco Securitization Authority of Northern California, Series 2021-A	4.000%	06/01/36	350,000	419,976
Tobacco Securitization Authority of Northern California, Series 2021-A	4.000%	06/01/37	300,000	358,014
Tobacco Securitization Authority of Northern California, Series 2021-A	4.000%	06/01/38	300,000	356,296
Tobacco Securitization Authority of Northern California, Series 2021-A	4.000%	06/01/39	250,000	295,513
Tobacco Securitization Authority of Northern California, Series 2021-A	4.000%	06/01/40	300,000	353,135
Tobacco Securitization Authority of Southern California, Series 2019-A	5.000%	06/01/48	575,000	703,273
				11,958,470
Tax - 7.4%
City of Williston North Dakota, Series 2018-A (a)	3.200%	07/15/24	515,000	528,727
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)	5.250%	12/01/39	2,000,000	2,155,435
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)	5.250%	12/01/39	2,000,000	2,153,767
Jamestown Park District, Series A (a)	4.000%	07/01/33	1,000,000	1,071,158
New York State Dormitory Authority, Series 2018-A	4.000%	03/15/48	4,500,000	5,016,972
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/34	400,000	444,712
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/35	525,000	581,446
Riverside County California Redevelopment Agency, Series B	0.000%	10/01/38	730,000	460,124

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 62.5% (continued)
Tax - 7.4% (Continued)
Roaring Fork County Transportation Authority Sales & Use Tax, Series 2019 (a)	4.000%	12/01/44	$150,000	$173,431
Southwest Houston Texas Redevelopment Authority, Series 2017-B (a)	4.000%	09/01/40	1,350,000	1,479,852
Successor Agency to the Orange Redevelopment Agency, Series A (a)	4.000%	09/01/34	200,000	233,178
Village Community Development District No. 5, Series Phase 1	3.125%	05/01/22	155,000	158,319
				14,457,121
Transportation - 29.2%
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Series 2019-D (a)	5.000%	05/01/39	175,000	217,956
Buffalo & Fort Erie New York Public Bridge Authority, Series 2017	5.000%	01/01/42	1,090,000	1,272,533
Central Texas Regional Mobility Authority, Series A (a)	5.000%	01/01/45	635,000	714,342
City of Austin, Texas Airport Systems, Series 2017-A (a)	5.000%	11/15/46	200,000	236,459
City of St. Louis, Missouri Airport (The), Series 2019-A (a)	5.000%	07/01/49	520,000	623,184
Clark County Nevada Airport System, Series A-2	5.000%	07/01/40	1,520,000	1,818,104
Colorado High Performance Transportation Enterprise, Series 2014 (a)	5.750%	01/01/44	750,000	808,400
Florida State Mid-Bay Bridge Authority, Series A (a)	5.000%	10/01/30	1,500,000	1,727,191
Florida State Mid-Bay Bridge Authority, Series A (a)	5.000%	10/01/35	1,180,000	1,345,613
Florida State Mid-Bay Bridge Authority, Series A (a)	5.000%	10/01/40	1,000,000	1,131,146
Foothill Eastern Transportation Corridor Agency Toll Road, Series 2021-A	4.000%	01/15/46	250,000	288,723

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 62.5% (continued)
Transportation - 29.2% (Continued)
Foothill Eastern Transportation Corridor Agency Toll Road, Series 2013-B-2	3.500%	01/15/53	$2,750,000	$3,019,789
Houston Texas Airport Systems, Series 2018-A	5.000%	07/01/41	1,000,000	1,190,441
La Paz County Arizona Industrial Development Authority, Series 2016-A	7.000%	11/15/38	1,575,000	1,649,123
La Paz County Arizona Industrial Development Authority, Series 2016-A	7.125%	11/15/45	735,000	765,646
Love Field Airport Modernization Corp., Series 2017 (a)	5.000%	11/01/33	425,000	503,265
New Orleans Aviation Board General Airport, Series A (a)	5.000%	01/01/38	285,000	339,351
New Orleans Aviation Board General Airport, Series A (a)	5.000%	01/01/43	345,000	408,884
New Orleans Aviation Board General Airport, Series B (a)	5.000%	01/01/48	390,000	449,143
North Carolina Department of Transportation, Series 2015	5.000%	06/30/54	5,000,000	5,458,968
North Carolina State Turnpike Authority Monroe Expressway Toll, Series A (a)	5.000%	07/01/42	750,000	850,451
North Carolina State Turnpike Authority Monroe Expressway Toll, Series 2019 (a)	5.000%	01/01/43	500,000	605,920
North Carolina State Turnpike Authority Monroe Expressway Toll, Series 2019 (a)	5.000%	01/01/44	355,000	429,180
North Texas Tollway Authority System, Series 2015-A (a)	5.000%	01/01/38	370,000	421,542
North Texas Tollway Authority System, Series 2020-A	4.000%	01/02/38	3,000,000	3,458,991
North Texas Tollway Authority System, Series A	4.000%	01/01/43	500,000	559,101
North Texas Tollway Authority System, Series A	5.000%	01/01/43	2,790,000	3,360,265

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 62.5% (continued)
Transportation - 29.2% (Continued)
Pennsylvania Turnpike Commission, Series 2015-B (a)	5.000%	12/01/45	$1,025,000	$1,197,492
Pennsylvania Turnpike Commission, Series A-1	5.000%	12/01/46	3,240,000	3,763,648
Port of Seattle Washington, Series 2018-A	5.000%	05/01/37	3,000,000	3,511,886
Salt Lake City Utah Airport, Series 2017-B	5.000%	07/01/47	550,000	657,747
Salt Lake City Utah Airport, Series 2018-A	5.250%	07/01/48	400,000	481,477
San Francisco California City & County Airports, Series 2016-C	5.000%	05/01/46	1,175,000	1,378,720
State of Hawaii Airports System, Series B (a)	4.000%	07/01/45	600,000	654,641
Texas Transportation Commission Central Texas Turnpike System, Series C	5.000%	08/15/30	120,000	135,318
Texas Transportation Commission Central Texas Turnpike System, Series C	5.000%	08/15/37	1,000,000	1,114,541
Texas Transportation Commission Central Texas Turnpike System, Series C	5.000%	08/15/42	3,500,000	3,878,498
Virginia Small Business Financing Authority, Series 2017 (a)	5.000%	07/01/34	2,500,000	2,575,470
Virginia Small Business Financing Authority, Series 2017 (a)	5.000%	01/01/40	130,000	133,895
Virginia Small Business Financing Authority, Series 2017 (a) (d)	2.250%	07/01/50	3,500,000	3,465,623
				56,602,667

Utilities - 5.9%
JEA Electric System, Series 2020-A	4.000%	10/01/38	1,870,000	2,173,528
Lower Colorado River Authority Texas Transmission Contract Revenue, Series 2016 (a)	4.000%	05/15/42	500,000	545,349
Norco California Financing Authority Enterprise, Series 2019-A (a)	4.000%	10/01/44	500,000	576,983
Philadelphia Pennsylvania Gas Works	5.000%	08/01/50	2,000,000	2,476,818

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 62.5% (continued)
Utilities - 5.9% (Continued)
Richmond California Wastewater, Series 2017-A	5.250%	08/01/47	$3,000,000	$3,752,089
Utah Infrastructure Agency, Series 2021	4.000%	10/15/36	200,000	230,175
Utah Infrastructure Agency, Series 2021	4.000%	10/15/41	1,550,000	1,752,623
				11,507,565
Variable Rate Demand Note - 9.2%
ABAG Finance Authority, Series 2009-A (d)	0.060%	08/01/24	3,500,000	3,500,000
Massachusetts State Health & Educational Facilities Authority, Series P2 (d)	0.050%	07/01/27	3,600,000	3,600,000
Utah Water Finance Agency (d)	0.080%	10/01/37	5,000,000	5,000,000
Weber County Utah Hospital, Series 2000-B (d)	0.030%	02/15/32	5,790,000	5,790,000
				17,890,000

Total Municipal Bonds (Cost $182,496,839)				$185,384,100

CORPORATE BONDS - 2.0%	Coupon	Maturity	Par Value	Value
Industrial - 2.0%
Energy - Midstream - 0.2%
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	$250,000	$350,279

Independent Energy - 1.3%
PDC Energy, Inc.	1.125%	09/15/21	2,550,000	2,527,687

Leisure / Entertainment - 0.3%
YMCA of Greater New York, Series 2020	2.260%	08/01/21	600,000	600,448

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 2.0% (Continued)	Coupon	Maturity	Par Value	Value
Paper & Forest Products - 0.2%
West Fraser Timber Co., Ltd., 144A (e)	4.350%	10/15/24	$471,000	$497,179

Total Corporate Bonds (Cost $3,917,226)				$3,975,593

Investments at Value - 97.6% (Cost $186,414,065)				$189,359,693

Other Assets in Excess of Liabilities - 2.4%				4,659,783

Net Assets - 100.0%				$194,019,476

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(c)	Percentage rounds to less than 0.1%.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(e)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. Some of these securities are restricted. See the table on the following page for additional information regarding each restricted security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
RESTRICTED SECURITIES
March 31, 2021 (Unaudited)

						Value as a
		Maturity				Percentage of
Issuer Description	Coupon	Date	Acquisition Dates	Cost	Value	Net Assets
West Fraser Timber Co., Ltd., 144A	4.350%	10/15/24	11/4/20-2/16/21	$493,266	$497,179	0.26%

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS
March 31, 2021 (Unaudited)

MUNICIPAL BONDS - 93.2%	Coupon	Maturity	Par Value	Value
Certificate Participation - 15.8%
Healthcare - 0.3%
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/30	$350,000	$437,976
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/31	350,000	436,212
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/32	225,000	279,388
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/33	240,000	296,951
				1,450,527
Lease / Rent - 15.5%
Aspen Colorado COP, Series 2019 (a)	5.000%	12/01/44	2,070,000	2,556,946
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/40	3,765,000	4,375,719
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/49	9,255,000	10,563,876
Breckenridge Colorado COP, Series 2020-B	5.000%	12/01/23	25,000	27,972
Castle Pines North Metropolitan District Colorado COP, Series 2015 (a)	4.000%	12/01/44	750,000	762,852
Castle Rock Colorado COP, Series 2020	4.000%	12/01/40	1,025,000	1,215,834
City & County of Denver Colorado COP, Series 2018-A (a)	5.375%	06/01/43	7,000,000	8,289,881
City & County of Denver Colorado COP, Series 2018-A (a)	4.000%	06/01/48	4,925,000	5,410,267
City of Aurora Colorado COP, Series 2020	4.000%	12/01/32	300,000	364,219
City of Aurora Colorado COP, Series 2020	4.000%	12/01/33	275,000	332,377
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/34	450,000	545,848
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/35	615,000	744,115
City of Thornton Colorado COP, Series 2018	4.000%	12/01/39	10,305,000	12,034,860
Colorado State Building Excellent Schools Today COP, Series 2019-O (a)	5.000%	03/15/36	1,750,000	2,192,529
Colorado State Building Excellent Schools Today COP, Series 2019-O (a)	4.000%	03/15/37	1,450,000	1,697,288

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
Certificate Participation - 15.8% (continued)
Lease / Rent - 15.5% (Continued)
Colorado State Building Excellent Schools Today COP, Series 2018-N (a)	4.000%	03/15/39	$200,000	$229,662
Colorado State Building Excellent Schools Today COP, Series 2019-O	4.000%	03/15/44	2,500,000	2,875,792
Colorado State COP Rural Colorado, Series 2020-A (a)	4.000%	12/15/35	410,000	498,601
Colorado State COP Rural Colorado, Series 2018-A	4.000%	12/15/36	500,000	587,169
Colorado State COP Rural Colorado, Series 2018-A (a)	5.000%	12/15/37	1,000,000	1,251,320
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/33	275,000	361,125
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/40	1,800,000	2,302,500
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/42	1,860,000	2,365,267
El Paso County Colorado School District No. 49 COP, Series 2017-B	5.000%	12/15/42	3,495,000	4,160,332
Grand Junction Colorado COP, Series 2019 (a)	4.000%	12/01/35	550,000	652,177
Gunnison County Colorado COP, Series 2020-B	5.000%	12/01/23	105,000	117,484
Gunnison County Colorado COP, Series 2020-B	5.000%	12/01/24	55,000	63,568
Gunnison County Colorado COP, Series 2020-B	5.000%	12/01/28	45,000	57,226
Gunnison County Colorado COP, Series 2020-B	5.000%	12/01/30	310,000	406,194
Gunnison County Colorado COP, Series 2020-B (a)	5.000%	12/01/31	200,000	262,867
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/34	125,000	147,034
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/34	55,000	65,722

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
Certificate Participation - 15.8% (continued)
Lease / Rent - 15.5% (Continued)
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/35	$310,000	$369,157
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/35	390,000	457,310
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/36	325,000	385,504
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/36	810,000	946,410
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/37	840,000	978,412
Monument Colorado COP, Series 2020	4.000%	12/01/33	200,000	227,148
Monument Colorado COP, Series 2020	4.000%	12/01/40	750,000	834,444
Monument Colorado COP, Series 2020	4.000%	12/01/45	750,000	825,950
Platteville-Gilcrest Fire Protection District COP, Series 2018 (a)	5.000%	12/01/33	175,000	214,134
State of Colorado Department of Transportation, Series 2017 (a)	5.000%	06/15/41	880,000	1,037,283
Town of Firestone Colorado Water Enterprise COP, Series 2018 (a)	5.000%	12/01/42	3,000,000	3,541,477
Westminster Colorado Public Schools COP, Series 2020-A	4.000%	12/01/35	2,000,000	2,381,661
				79,717,513
General Obligation - 20.6%
Local - 20.6%
Anthem West Metropolitan District, BAM, Series 2015 (a) (b)	5.000%	12/01/35	1,165,000	1,361,933
Arapahoe County School District No. 6 Littleton Colorado, Series 2019A (a)	5.500%	12/01/43	5,000,000	6,530,229
Beacon Point Metropolitan District, Series 2015 (a)	5.000%	12/01/30	1,000,000	1,189,501
BNC Metropolitan District No. 1, BAM, Series 2017-A (a) (b)	5.000%	12/01/32	360,000	434,491
BNC Metropolitan District No. 1, BAM, Series 2017-A (a) (b)	5.000%	12/01/37	545,000	649,243

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 20.6% (continued)
Local - 20.6% (Continued)
Bradburn Metropolitan District No. 2, Series 2018-A	4.000%	12/01/28	$500,000	$530,406
Bradburn Metropolitan District No. 2, Series 2018-A (a)	5.000%	12/01/38	600,000	678,402
Bromley Park Metropolitan District No. 2, BAM Series 2018-A (a)	4.000%	12/01/47	2,5 00,000	2,783 ,077
Bromley Park Metropolitan District No. 2, BAM, Series 2018-B (a) (b)	6.375%	12/15/47	1,000,000	1,061 ,150
Castle Oaks Metropolitan District No. 3 Colorado, Series 2020	4.000%	12/01/35	600,000	720,374
Castle Oaks Metropolitan District No. 3 Colorado, Series 2020	4.000%	12/01/40	615,000	726,524
Castle Oaks Metropolitan District No. 3 Colorado, Series 2020	4.000%	12/01/45	825,000	961,649
Castle Oaks Metropolitan District No. 3 Colorado, Series 2020	4.000%	12/01/50	4,690,000	5,435,870
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.500%	12/01/29	750,000	821,187
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.375%	12/01/33	1,600,000	1,731,455
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.625%	12/01/38	2,875,000	3,104,102
Central Platte Valley Metropolitan District, Series 2013-A (a)	6.000%	12/01/38	1,000,000	1,086,573
Central Platte Valley Metropolitan District, Series 2014 (a)	5.000%	12/01/43	5,750,000	6,070,715
Copperleaf Metropolitan District No. 2 Colorado, Series 2020	4.000%	12/01/45	2,295,000	2,708,096
Cornerstar Metropolitan District, Series A (a)	5.125%	12/01/37	1,000,000	1,054,623
Cottonwood Highlands Metropolitan District No. 1, Series 2019-A (a)	5.000%	12/01/49	900,000	959,223
Cross Creek Metropolitan District No. 2, AGM, Series 2018 (a) (b)	5.000%	12/01/34	2,480,000	3,060,655

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 20.6% (continued)
Local - 20.6% (Continued)
Crystal Valley Metropolitan District No. 2, Series 2020-A	4.000%	12/01/44	$4,000,000	$4,633,239
Douglas County Colorado School District No. RE1, Series 2009	5.250%	12/15/21	120,000	124,280
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/35	500,000	597,331
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/36	700,000	833,273
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/37	750,000	890,009
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/38	500,000	589,407
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/39	600,000	702,934
Eagle Shadow Metropolitan District No. 1, Series 2013-A (a)	5.000%	11/15/32	500,000	513,032
Flying Horse Metropolitan District No. 2 Colorado, Series 2020-A	4.000%	12/01/44	515,000	598,965
Flying Horse Metropolitan District No. 2 Colorado, Series 2020-A	4.000%	12/01/50	1,750,000	2,028,310
Fossil Ridge Metropolitan District No. 3 Colorado, Series 2020	4.000%	12/01/32	995,000	1,173,854
Fossil Ridge Metropolitan District No. 3 Colorado, Series 2020	4.000%	12/01/33	1,030,000	1,209,742
Fossil Ridge Metropolitan District No. 3 Colorado, Series 2020	4.000%	12/01/34	1,075,000	1,258,569
Grand River Hospital District, AGM, Series 2018 (a) (b)	5.250%	12/01/32	1,000,000	1,206,079
Grand River Hospital District, AGM, Series 2018 (a) (b)	5.250%	12/01/33	1,000,000	1,194,106

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 20.6% (continued)
Local - 20.6% (Continued)
High Plains Metropolitan District, NATL, Series 2017 (a) (b)	5.000%	12/01/35	$500,000	$607,469
Prairie Center Metropolitan District No. 7 Colorado, Series 2020	4.125%	12/15/36	900,000	960,693
Prairie Center Metropolitan District No. 7 Colorado, Series 2020	4.875%	12/15/44	700,000	748,073
Sand Creek County Metropolitan District, Series 2017	4.000%	12/01/35	380,000	438,543
Sand Creek County Metropolitan District, Series 2020-B (a)	4.000%	12/01/35	3,405,000	4,071,411
Sand Creek County Metropolitan District, Series 2020-B	4.000%	12/01/40	2,325,000	2,737,652
SBC Metropolitan District, AGM, Series 2016 (a) (b)	5.000%	12/01/34	205,000	247,414
Serenity Ridge Metropolitan District No. 2, Series 2018-A (a)	5.125%	12/01/43	725,000	772,219
Sierra Ridge Metropolitan District No. 2, Series 2016-A (a)	5.500%	12/01/46	4,500,000	4,684,580
Sorrel Ranch Metropolitan District Colorado, Series 2020	4.000%	12/01/31	595,000	719,788
Sorrel Ranch Metropolitan District Colorado, Series 2020	4.000%	12/01/33	320,000	383,607
Sorrel Ranch Metropolitan District Colorado, Series 2020	4.000%	12/01/34	665,000	794,634
Sorrel Ranch Metropolitan District Colorado, Series 2020	4.000%	12/01/35	570,000	678,773
Sorrel Ranch Metropolitan District Colorado, Series 2020	4.000%	12/01/37	500,000	588,647
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/38	575,000	675,631
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/39	565,000	662,271
Southshore Met District No.2 in the City of Aurora Arapahoe County, Colorado,Series 2020-A-2 (a)	4.000%	12/01/46	6,300,000	7,245,159

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 20.6% (continued)
Local - 20.6% (Continued)
Sterling Hills West Metropolitan District, Series 2017 (a)	5.000%	12/01/39	$750,000	$881,566
Tallyns Reach Metropolitan District No. 3, Series 2012	4.000%	12/01/21	420,000	429,635
Tallyns Reach Metropolitan District No. 3, Series 2016-A (a)	6.750%	11/01/38	1,697,000	1,762,864
Thornton Colorado Development Authority, Series 2015	5.000%	12/01/24	440,000	506,651
Thornton Colorado Development Authority, Series 2015 (a)	5.000%	12/01/25	325,000	377,552
Thornton Colorado Development Authority, Series 2015	5.000%	12/01/26	530,000	614,654
Verve Metropolitan District No. 1, Series 2021	5.000%	12/01/36	1,000,000	1,087,829
Verve Metropolitan District No. 1, Series 2021	5.000%	12/01/41	2,215,000	2,383,433
Verve Metropolitan District No. 1, Series 2021	5.000%	12/01/51	5,000,000	5,311,286
Vista Ridge Metropolitan District, BAM, Series 2016-A (a) (b)	5.000%	12/01/27	485,000	589,193
Vista Ridge Metropolitan District, BAM, Series 2016-A (a) (b)	5.000%	12/01/28	750,000	917,119
Vista Ridge Metropolitan District, BAM, Series 2016-A (a) (b)	5.000%	12/01/31	1,250,000	1,496,521
Wheatlands Metropolitan District, BAM, Series 2015 (a) (b)	5.000%	12/01/30	1,000,000	1,186,983
				105,774,458
State - 0.0% (c)
Commonwealth of Puerto Rico, AGM, Series 2011-A (a) (b)	5.250%	07/01/24	100,000	101,744

Local Authority - 2.0%
Housing - 0.4%
Colorado Housing & Finance Authority, Series 2018-A-1	2.800%	10/01/21	405,000	409,416

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 2.0% (continued)
Housing - 0.4% (Continued)
Colorado Housing & Finance Authority, Series 2020-C-1	1.878%	05/01/23	$295,000	$301,212
Colorado Housing & Finance Authority, Series 2020-C-1	1.928%	11/01/23	340,000	348,262
Colorado Housing & Finance Authority, Series 2020-C-1	2.025%	05/01/24	150,000	154,355
Colorado Housing & Finance Authority, Series 2020-C-1	2.075%	11/01/24	250,000	257,385
Colorado Housing & Finance Authority, Series 2020-C-1	2.175%	11/01/25	500,000	511,464
				1,982,094
Lease / Rent - 0.1%
Boulder Colorado COP, Series 2019	2.250%	11/01/24	500,000	525,352

Local - 0.1%
Garfield County School District No. RE2, Series 2012-B (a)	3.050%	12/01/26	500,000	515,430

Recreation - 0.5%
Hyland Hills Park & Recreation District, Series 2016-B	2.150%	12/15/21	135,000	136,444
Park Creek Metropolitan District, Series 2017-B	2.850%	12/01/21	500,000	505,491
Park Creek Metropolitan District, Series 2017-B	3.150%	12/01/23	405,000	422,911
Park Creek Metropolitan District, Series 2017-B	3.300%	12/01/24	425,000	448,986
Park Creek Metropolitan District, Series 2017-B	3.450%	12/01/25	500,000	532,050
Park Creek Metropolitan District, Series 2017-B (a)	3.600%	12/01/26	300,000	318,045
				2,363,927
Tax - 0.5%
Grand Junction Colorado, Series 2020-A	1.826%	03/01/25	620,000	633,736

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 2.0% (continued)
Tax - 0.5% (Continued)
Park Creek Metropolitan District, Series 2018-B	3.550%	12/01/22	$665,000	$690,109
Park Creek Metropolitan District, Series 2018-B	3.650%	12/01/23	805,000	851,048
Park Creek Metropolitan District, Series 2018-B	3.800%	12/01/24	440,000	472,435
				2,647,328
Utilities - 0.4%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (a)	5.875%	12/01/38	905,000	906,393
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.362%	11/01/23	770,000	802,784
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.646%	11/01/25	430,000	455,098
				2,164,275
Prerefunded - 0.6%
Healthcare - 0.3%
Colorado Health Facilities Authority, Series 2017 (a) (d)	5.000%	06/01/31	1,250,000	1,557,056

Local - 0.3%
Eaton Area Park & Recreation District, Series 2015 (a)	5.500%	12/01/30	470,000	510,575
Tallyns Reach Metropolitan District No. 3, Series 2013 (a)	5.125%	11/01/38	1,035,000	1,158,484
				1,669,059
Revenue - 46.7%
Education - 5.1%
Colorado Educational & Cultural Facilities Authority, Series 2017-A (a)	4.000%	03/01/31	25,000	28,295
Colorado Educational & Cultural Facilities Authority, Series 2017-A (a)	4.000%	03/01/33	1,125,000	1,265,571
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/34	1,975,000	2,205,048

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 46.7% (continued)
Education - 5.1% (Continued)
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/01/35	$3,145,000	$3,304,683
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/36	1,500,000	1,754,588
Colorado School of Mines, Series 2018-A (1MO LIBOR + 50) (a) (e)	0.582%	02/01/23	13,425,000	13,389,967
Colorado School of Mines, Series 2017-C (a)	4.000%	12/01/37	225,000	257,828
Colorado State Board Community Colleges Refunding and Improvement Department Higher Education, Series 2017-A	5.000%	11/01/26	105,000	128,382
Colorado State Board Community Colleges Refunding and Improvement Department Higher Education, Series 2017-A (a)	4.000%	11/01/41	825,000	922,980
Metropolitan State University of Denver Colorado, Series 2016 (a)	4.000%	12/01/28	715,000	809,709
University of Colorado Enterprise, Series 2017-A-2 (a)	4.000%	06/01/43	1,750,000	2,004,566
				26,071,617
Healthcare – 6.8%
Aspen Valley Hospital District, Series 2012 (a)	5.000%	10/15/30	1,650,000	1,725,344
Colorado Health Facilities Authority, Series 2017	4.000%	09/01/21	255,000	258,285
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/23	370,000	404,680
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/24	575,000	650,604
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	12/01/24	1,000,000	1,072,407
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/25	790,000	920,489
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/26	540,000	645,337

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 46.7% (continued)
Healthcare – 6.8% (Continued)
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/28	$535,000	$645,559
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/29	425,000	508,682
Colorado Health Facilities Authority, Series B (a)	5.000%	09/01/29	1,000,000	1,155,570
Colorado Health Facilities Authority, Series C (a) (d)	5.000%	12/01/29	1,010,000	1,206,810
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/30	500,000	565,277
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/30	710,000	845,380
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/31	1,155,000	1,370,055
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/32	1,650,000	1,951,311
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	10/01/32	500,000	526,963
Colorado Health Facilities Authority, Series 2017-A (a)	4.000%	05/15/35	350,000	385,020
Colorado Health Facilities Authority, Series 2019-A (a)	5.000%	11/15/37	200,000	254,082
Colorado Health Facilities Authority, Series 2019 (a)	4.000%	01/01/39	1,200,000	1,391,893
Colorado Health Facilities Authority, Series 2019 (a)	4.000%	01/01/40	925,000	1,070,343
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/40	1,000,000	1,126,736
Colorado Health Facilities Authority, Series 2018 (a) (e)	2.800%	05/15/42	2,850,000	2,957,583
Colorado Health Facilities Authority, Series A-1	4.000%	08/01/44	4,045,000	4,488,103
Colorado Health Facilities Authority, Series 2015 (a)	4.000%	01/15/45	2,155,000	2,334,270

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 46.7% (continued)
Healthcare – 6.8% (Continued)
Colorado Health Facilities Authority, Series 2019-A (a)	3.000%	11/15/46	$985,000	$1,037,720
Denver Health & Hospital Authority, Series A (a)	5.000%	12/01/39	1,500,000	1,616,748
University of Colorado Hospital Authority, Series 2012-A (a)	5.000%	11/15/36	2,470,000	2,634,238
University of Colorado Hospital Authority, Series 2012-A (a)	4.000%	11/15/42	1,250,000	1,286,508
				35,035,997
Industrial Development - 0.1%
Colorado Health Facilities Authority, Series A (a)	5.000%	02/01/22	200,000	205,079
Colorado Health Facilities Authority, Series A (a)	5.000%	02/01/23	520,000	548,243
				753,322
Lease / Rent - 1.1%
Regional Transportation District Colorado COP, Series 2014-A (a)	4.375%	06/01/39	4,000,000	4,253,399
Regional Transportation District Colorado COP, Series 2014-A (a)	4.500%	06/01/44	1,555,000	1,651,656
				5,905,055
Other - 3.7%
Colorado Educational & Cultural Facilities Authority, Series 2012	4.000%	04/01/22	65,000	65,634
Colorado Educational & Cultural Facilities Authority, Series 2014	5.000%	11/15/24	435,000	495,697
Colorado Educational & Cultural Facilities Authority, 144A, Series 2016 (f)	3.750%	07/01/26	765,000	791,531
Colorado Educational & Cultural Facilities Authority, 144A, Series A (a) (f)	4.125%	07/01/26	565,000	592,795
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/15/29	2,600,000	3,058,084
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	08/15/30	750,000	839,663

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 46.7% (continued)
Other - 3.7% (Continued)
Colorado Educational & Cultural Facilities Authority, Series 2015 (a)	5.000%	11/01/30	$500,000	$576,461
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	11/15/31	1,000,000	1,110,275
Colorado Educational & Cultural Facilities Authority, Series 2014	5.000%	12/01/31	1,500,000	1,681,940
Colorado Educational & Cultural Facilities Authority, Series 2016-A (a)	5.000%	12/15/31	715,000	844,472
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	10/01/32	1,340,000	1,489,220
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	06/01/36	1,580,000	1,822,114
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	07/01/36	1,000,000	1,127,305
Colorado Educational & Cultural Facilities Authority, 144A, Series 2016 (a) (f)	5.000%	07/01/36	1,000,000	1,093,203
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	08/01/36	1,140,000	1,317,680
Colorado Educational & Cultural Facilities Authority, 144A, Series 2016 (a) (f)	5.000%	09/01/36	1,000,000	1,008,932
Colorado Educational & Cultural Facilities Authority, Series B (a)	5.625%	01/15/44	450,000	480,580
Colorado Educational & Cultural Facilities Authority, 144A, Series 2016 (a) (f)	5.000%	09/01/46	500,000	503,654
				18,899,240
Public Services - 12.5%
Centerra Metropolitan District No. 1, Series 2020-A	5.000%	12/01/51	4,000,000	4,328,693
Cherry Creek Corporate Center Metropolitan District, Series 2015-A (a)	5.000%	06/01/37	500,000	533,269
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/35	2,800,000	1,782,033
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/36	2,550,000	1,547,851

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 46.7% (continued)
Public Services - 12.5% (Continued)
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/37	$3,910,000	$2,263,809
City & County of Denver Colorado, Series 2018-A-1 (a)	5.000%	08/01/41	2,780,000	3,306,664
City & County of Denver Colorado, Series 2018-A-1 (a)	5.000%	08/01/48	14,000,000	16,463,041
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/26	730,000	860,284
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/27	620,000	728,183
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/36	300,000	343,249
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/37	400,000	456,896
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/41	1,500,000	1,701,869
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/45	550,000	620,620
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/46	4,930,000	5,560,674
Plaza Metropolitan District No. 1, Series 2013	5.000%	12/01/22	1,500,000	1,577,611
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a) (b)	5.000%	12/01/42	1,905,000	2,304,827
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a) (b)	5.000%	12/01/47	8,150,000	9,793,808
Southglenn Metropolitan District Colorado, Series 2016 (a)	3.500%	12/01/26	3,000,000	3,089,638
Southglenn Metropolitan District Colorado, Series 2016 (a)	5.000%	12/01/30	3,505,000	3,650,960
Sterling Ranch Community Authority Colorado, Series 2020-A	3.750%	12/01/40	500,000	542,206
Sterling Ranch Community Authority Colorado, Series 2020-A	4.250%	12/01/50	2,000,000	2,203,413

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 46.7% (continued)
Public Services - 12.5% (Continued)
Triview Colorado Metropolitan District Water & Wastewater Enterprise, Series 2020 (a)	4.000%	12/01/40	$410,000	$471,634
				64,131,232
Recreation - 2.1%
City & County of Denver Colorado, Series 2016-A (a)	5.000%	08/01/44	1,820,000	2,153,479
Denver Colorado City and County, Series 2016-A	4.000%	08/01/46	7,000,000	7,908,536
Hyland Hills Park & Recreation District, Series 2016-A	2.000%	12/15/21	250,000	253,016
Hyland Hills Park & Recreation District, Series 2016-A	2.000%	12/15/22	300,000	308,510
Hyland Hills Park & Recreation District, Series 2016-A	3.000%	12/15/23	200,000	213,904
				10,837,445
Tax - 4.5%
City of Commerce Colorado, AGM, Series 2014 (a) (b)	5.000%	08/01/28	600,000	685,017
City of Commerce Colorado, AGM, Series 2015 (a) (b)	5.000%	08/01/36	1,945,000	2,269,816
City of Commerce Colorado, AGM, Series 2014 (a) (b)	4.250%	08/01/40	1,155,000	1,256,796
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a) (b)	5.000%	12/01/33	490,000	586,341
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a) (b)	5.000%	12/01/34	525,000	626,645
Denver Colorado Urban Renewal Authority Tax Increment, Series 2013-A-1 (a)	5.000%	12/01/23	190,000	201,095
Denver Colorado Urban Renewal Authority Tax Increment, Series 2013-A-1 (a)	5.000%	12/01/25	1,500,000	1,587,080

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 46.5% (continued)
Tax - 4.5% (Continued)
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)	5.250%	12/01/39	$3,000,000	$3,230,650
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)	5.250%	12/01/39	4,000,000	4,310,870
Grand Junction Colorado, Series 2020-B (a)	4.000%	03/01/45	1,500,000	1,752,644
Grand Junction Colorado, Series 2020-B (a)	4.000%	03/01/49	2,435,000	2,832,026
Superior Open Space Sales and Use Tax Colorado, Series 2020 (a)	5.000%	06/01/35	1,000,000	1,272,779
Superior Open Space Sales and Use Tax Colorado, Series 2020 (a)	5.000%	06/01/40	750,000	940,044
Thornton Colorado Development Authority, Series 2015-B (a)	5.000%	12/01/30	500,000	575,153
Thornton Colorado Development Authority, Series 2015-B (a)	5.000%	12/01/31	1,000,000	1,149,526
				23,276,482
Transportation - 3.5%
Auraria Higher Education Center, AGM, Series 2015 (a)(b)	4.000%	04/01/29	3,500,000	3,908,267
Denver Colorado City and County Airport, Series 2017-B (a)	5.000%	11/15/33	900,000	1,103,205
Denver Colorado City and County Airport, Series 2018-A (a)	5.000%	12/01/43	2,000,000	2,394,269
E-470 Public Highway Authority Colorado, Series 2017-B (1MO LIBOR + 105) (a) (e)	1.123%	09/01/39	1,000,000	1,000,306
E-470 Public Highway Authority Colorado, Series 2020-A (a)	5.000%	09/01/40	7,250,000	8,109,231
Grand Junction Regional Airport Authority, NATL, Series 2016-A (a) (b)	5.000%	12/01/31	1,155,000	1,360,210
				17,875,488
Utilities - 7.3%
Arapahoe County Water & Wastewater Public Improvement District, Series 2019	5.000%	12/01/23	125,000	140,570

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 46.7% (continued)
Utilities - 7.3% (Continued)
Centennial Water & Sanitation District, Series 2019 (a)	5.250%	12/01/48	$8,750,000	$10,907,901
Cherokee Colorado Metropolitan District Water & Wastewater, Series 2020	4.000%	08/01/45	1,000,000	1,188,912
Cherokee Colorado Metropolitan District Water & Wastewater, Series 2020	4.000%	08/01/50	1,450,000	1,693,869
City of Colorado Springs Colorado Utilities System, Series 2020-A	5.000%	11/15/23	155,000	174,224
City of Colorado Springs Colorado Utilities System, Series 2020-A	5.000%	11/15/29	25,000	33,143
City of Colorado Springs Colorado Utilities System, Series A-2	5.000%	11/15/47	5,000,000	6,019,593
Eagle River Colorado Water & Sanitation District, Series 2020-A	4.000%	12/01/27	35,000	41,662
Eagle River Colorado Water & Sanitation District, Series 2020-A (a)	4.000%	12/01/45	1,120,000	1,297,589
Eagle River Colorado Water & Sanitation District, Series 2020-A (a)	4.000%	12/01/49	2,000,000	2,307,192
East Cherry Creek Valley Colorado Water and Sanitation District Arapahoe County, Series 2019-A (a)	4.000%	11/15/40	1,000,000	1,172,106
Puerto Rico Electric Power Authority, AGM, Series UU (3MO LIBOR + 52) (a) (b) (e)	0.671%	07/01/29	400,000	369,296
Stonegate Village Metropolitan District Colorado, Series 2020	4.000%	12/01/45	1,435,000	1,679,524
Todd Creek Village Metropolitan District Colorado, Series 2018-A	5.000%	12/01/28	1,200,000	1,430,331
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/38	1,000,000	1,185,658
Town of Firestone Colorado Water Enterprise, Series 2020	2.000%	12/01/23	15,000	15,581
Town of Firestone Colorado Water Enterprise, Series 2020	5.000%	12/01/25	25,000	29,801

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 46.7% (continued)
Utilities - 7.3% (Continued)
Town of Firestone Colorado Water Enterprise, Series 2020	5.000%	12/01/26	$20,000	$24,506
Town of Firestone Colorado Water Enterprise, Series 2020	4.000%	12/01/45	1,850,000	2,156,425
Town of Firestone Colorado Water Enterprise, Series 2020	4.000%	12/01/49	1,350,000	1,566,211
Upper Eagle Regional Water Authority, Series 2020	4.000%	12/01/45	1,000,000	1,165,635
Upper Eagle Regional Water Authority, Series 2020	4.000%	12/01/50	2,500,000	2,897,585
				37,497,314
Variable Rate Demand Note - 7.5%
City of Colorado Springs Colorado Utilities System, Series 2007-A (e)	0.049%	11/01/37	9,600,000	9,600,000
City of Colorado Springs Colorado Utilities System, Series 2010-C (e)	0.050%	11/01/40	1,540,000	1,540,000
City of Colorado Springs Colorado Utilities System, Series 2012-A (a) (e)	0.050%	11/01/41	4,885,000	4,885,000
Colorado Educational & Cultural Facilities Authority, Series A-12 (e)	0.050%	02/01/38	1,080,000	1,080,000
Colorado Educational & Cultural Facilities Authority, Series 2015-B-5 (e)	0.050%	01/01/39	1,985,000	1,985,000
Colorado Health Facilities Authority, Series 2000 (e)	0.090%	10/01/30	4,250,000	4,250,000
Colorado Health Facilities Authority, Series B (e)	0.030%	12/01/45	10,100,000	10,100,000
Colorado Health Facilities Authority, Series 2020-B (e)	0.080%	12/01/52	1,350,000	1,350,000
Colorado Health Facilities Authority, Series 2020-A (e)	0.060%	12/01/52	3,100,000	3,100,000

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.2% (Continued)	Coupon	Maturity	Par Value	Value
Variable Rate Demand Note - 7.5% (continued)
University of Colorado Hospital Authority, Series B-1 (e)	0.080%	11/15/39	$910,000	$910,000
				38,800,000

Investments at Value - 93.2% (Cost $467,217,313)				$479,551,955

Other Assets in Excess of Liabilities - 6.8%				34,807,209

Net Assets - 100.0%				$514,359,164

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(c)	Percentage rounds to less than 0.1%.

(d)	This security is prerefunded in advance of the next call date.

(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(f)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL FUNDS
STATEMENT OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt.
A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
A.S.	Andonim Sirketi, Joint Stock Company in Turkey.
A/S	Aktieselskab is a Danish Joint Stock Company.
A.S.A	Aksjeselskop is the Norwegian term for a stock- based company.
BAM	Build America Mutual.
Bhd.	Berhad is a Malaysian term for a public limited company.
BV	Besloten Vennootschap is the Dutch term for a private limited liability corporation
COP	Certificate of Participation.
KGaA	Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
NA	National Association.
NATL	National Public Finance Guarantee Corp.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ	Julkinen osakeyhtiö means public stock company.
PCL	Public Company Limited.
PJSC	Public Joint-Stock Company.
PLC	Public Limited Company.
REIT(s)	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
S.A.A.	Sociedad Anonima Abierta is a Peruvian term for a publicly held corporation.
S.A. de C.V.	Sociedad Anonima de Capital Variable is a corporative type of business in Mexico.
S.A.B de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.
SARL	Societe Anonyme a Responsabilite Limitee is the French term for Limited Liability Company.
S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.
Tbk P.T.	Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.

LIBOR Rates as of March 31, 2021:
1MO LIBOR 0.11%
3MO LIBOR 0.19%

CURRENCY ABBREVIATIONS

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS
March 31, 2021 (Unaudited)

1.	ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund, Segall Bryant & Hamill Global All Cap Fund, Segall Bryant & Hamill Workplace Equality Fund, Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. All of the Funds offer Retail Class shares and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the bid price.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a fair value determined by an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, having a remaining maturity of greater than 60 days, are typically valued at the evaluated price formulated by an independent pricing service.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Securities Traded on Foreign Exchanges – All of the Funds, except the Segall Bryant & Hamill Colorado Tax Free Fund, may invest at least a portion of their assets in foreign securities. As of March 31, 2021, all Funds were primarily invested in securities traded on U.S. exchanges, except Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund and Segall Bryant & Hamill Global All Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with the U.S. Securities and Exchange Commission guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

3.	CERTAIN INVESTMENTS AND ASSOCIATED RISKS

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Country Risk – As of March 31, 2021, the Segall Bryant & Hamill Emerging Markets Fund invested a significant percentage of its assets in China; and the Segall Bryant & Hamill International Small Cap Fund invested a significant percentage of its assets in Japan. Therefore, they may be more affected by economic developments and currency fluctuations in these countries.

Sector Concentration Risk – The Funds may concentrate investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. Refer to each Fund’s Statement of Investments for its particular concentration in various sectors.

Other Risk – The global spread of novel coronavirus disease (COVID-19) was declared a pandemic by the World Health Organization. This pandemic has resulted in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment. COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Funds’ financial performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Management continues to monitor and evaluate this situation.

4.	FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted Quoted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of each Fund’s investments and other financial instruments (if any) and the inputs used to value the investments and other financial instruments as of March 31, 2021:

Segall Bryant & Hamill Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$479,773,859	$—	$—	$479,773,859
Total	$479,773,859	$—	$—	$479,773,859

Segall Bryant & Hamill Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$136,714,660	$—	$—	$136,714,660
Total	$136,714,660	$—	$—	$136,714,660

Segall Bryant & Hamill Small Cap Core Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$51,669,683	$—	$—	$51,669,683
Total	$51,669,683	$—	$—	$51,669,683

Segall Bryant & Hamill All Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$179,281,067	$—	$—	$179,281,067
Total	$179,281,067	$—	$—	$179,281,067

Segall Bryant & Hamill Emerging Markets Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$13,063,931	$39,129,792	$6,348	*	$52,200,071
Preferred Stocks	390,510	616,852	—		1,007,362
Warrants	1,107	—	—		1,107
Total	$13,455,548	$39,746,644	$6,348		$53,208,540

Segall Bryant & Hamill International Small Cap Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$17,710,165	$173,359,602	$254,913	*	$191,324,680
Preferred Stocks	740,703	—	—		740,703
Rights	—	1,553	—		1,553
Total	$18,450,868	$173,361,155	$254,913		$192,066,936

Segall Bryant & Hamill Fundamental International Small Cap Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$24,159,538	$27,525,871	$—		$51,685,409
Total	$24,159,538	$27,525,871	$—		$51,685,409

Other Financial Instruments**
Forward Foreign Currency Contracts, Unrealized Gain	$305,925	$—	$—		$305,925
Forward Foreign Currency Contracts, Unrealized Loss	(375,697)	—	—		(375,697)
	$(69,772)	$—	$—		$(69,772)

Segall Bryant & Hamill Global All Cap Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$23,561,298	$9,669,917	$—		$33,231,215
Total	$23,561,298	$9,669,917	$—		$33,231,215

Segall Bryant & Hamill Workplace Equality Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$21,324,586	$—	$—		$21,324,586
Total	$21,324,586	$—	$—		$21,324,586

Segall Bryant & Hamill Short Term Plus Fund	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$31,156,379	$—		$31,156,379
Municipal Bonds	—	1,313,332	—		1,313,332
Asset Backed Securities	—	264,196	—		264,196
Commercial Mortgage-Backed Securities	—	904,380	—		904,380
U.S. Government & Agencies	—	485,278	—		485,278
U.S. Treasury Bond & Notes	—	1,849,258	—		1,849,258
Total	$—	$35,972,823	$—		$35,972,823

Segall Bryant & Hamill Plus Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$555,642,605	$—	$555,642,605
Municipal Bonds	—	95,293,498	—	95,293,498
Asset Backed Securities	—	35,499,824	—	35,499,824
Residential Mortgage-Backed Securities	—	4,683,700	—	4,683,700
Mortgage-Backed Securities Passthrough	—	214,272,572	—	214,272,572
Commercial Mortgage-Backed Securities	—	9,710,445	—	9,710,445
U.S. Treasury Bonds & Notes	—	149,121,709	—	149,121,709
Total	$—	$1,064,224,353	$—	$1,064,224,353

Segall Bryant & Hamill Quality High Yield Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$86,755,636	$—	$86,755,636
Total	$—	$86,755,636	$—	$86,755,636

Segall Bryant & Hamill Municipal Opportunities Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$185,384,100	$—	$185,384,100
Corporate Bonds	—	3,975,593	—	3,975,593
Total	$—	$189,359,693	$—	$189,359,693

Segall Bryant & Hamill Colorado Tax Free Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$479,551,955	$—	$479,551,955
Total	$—	$479,551,955	$—	$479,551,955

*	Includes securities that have been fair valued at $0.

**	Other financial instruments are derivative instruments not reflected in the Statements of Investments. These forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 instruments of the Funds for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2021:

Segall Bryant & Hamill Emerging Markets Fund

						Change in
	Balance as of					Unrealized
	December 31,					Appreciation	Transfer Into	Transfer Out of	Balance as of
Asset Type	2020	Net Purchases	Net Sales	Paydowns	Realized Gains	(Depreciation)	Level 3	Level 3	March 31, 2021
Common Stocks	$6,371	$—	$—	$—	$—	$(23)	$—	$—	$6,348

Segall Bryant & Hamill International Small Cap Fund

						Change in
	Balance as of					Unrealized
	December 31,					Appreciation	Transfer Into	Transfer Out of	Balance as of
Asset Type	2020	Net Purchases	Net Sales	Paydowns	Realized Gains	(Depreciation)	Level 3	Level 3	March 31, 2021
Common Stocks	$283,839	$—	$—	$—	$—	$(28,926)		$—	$254,913

Segall Bryant & Hamill Fundamental International Small Cap Fund

		Net Purchases/				Change in
	Balance as of	Received in				Unrealized
	December 31,	Corporate				Appreciation	Transfer Into	Transfer Out of	Balance as of
Asset Type	2020	Action	Net Sales	Paydowns	Realized Gains	(Depreciation)	Level 3	Level 3	March 31, 2021
Common Stocks	$98,020	$—	$—	$—	$—	$—	$—	$(98,020)	$—

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2021:

					Impact to
	Fair Value as				Valuation from
	of March 31,		Unobservable		an Increase in
	2021	Valuation Technique	Input (1)	Value	Input (2)
Segall Bryant & Hamill Emerging Markets Fund	$6,348	Adjusted trade price	Discount factor	13.00%	Decrease
Segall Bryant & Hamill International Small Cap Fund	$165,030	Last trade price (3)	N/A	N/A	N/A
	89,883	Adjusted trade price	Discount factor	5.00%	Decrease

(1)	The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

(3)	Security is categorized within Level 3 because trading in the security has been halted since March 2020.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds, U.S. Treasury bonds & notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or Segall Bryant & Hamill, LLC (the “Adviser”) believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above. In these instances, the co-administrators will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. The Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, the Adviser receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. The Adviser uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, the Adviser presents the factors considered in determining the fair value measurements and presents that information to the Audit Committee of the Board of Trustees which meets at least quarterly. The Audit Committee of the Board of Trustees then will provide a recommendation to the Board of Trustees for approval of the fair value measurements.